SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 2
                                    FORM S-6

                               File No. 333-69777

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

A. Exact name of trust:             IDS Life Variable Life Separate Account

B. Name of depositor:               IDS LIFE INSURANCE COMPANY

C. Complete address of depositor's principal executive offices:

         IDS Tower 10, Minneapolis, Minnesota 55440-0010

D. Name and complete address of agent for service:

         Mary Ellyn Minenko, Esq.
         IDS Life Insurance Company
         50607 AXP Financial Center
         Minneapolis, Minnesota 55474

         It  is  proposed  that  this  filing  become   effective   (check  the
         appropriate box)

            [ ] immediately upon filing pursuant to paragraph (b)
            [X] on May 1, 2001 pursuant to paragraph (b)
            [ ] 60 days after filing pursuant to paragraph (a)(1)
            [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
            [ ] this  post-effective   amendment  designates  a  new  effective
                date for a previously filed post effective amendment.

E. Title of securities being registered:

         Flexible Premium Variable Life Insurance Policy

F. Approximate date of proposed public offering: not applicable.

[AMERICAN EXPRESS LOGO]                                         AMERICAN EXPRESS
                                                                        VARIABLE
                                                          UNIVERSAL LIFE III-SM-


ISSUED BY:
IDS LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 2001

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT


ISSUED AND SOLD BY: IDS LIFE INSURANCE COMPANY (IDS LIFE)
                    70100 AXP Financial Center
                    Minneapolis, MN 55474
                    Telephone: (800) 862-7919
                    Web site address: americanexpress.com


This prospectus contains information about the life insurance policy that you should know before investing. You also will receive prospectuses for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.


Variable life insurance is a complex vehicle. Before you invest, be sure to ask your sales representative about the variable life insurance policy's features, benefits, risks and fees, and whether the variable life insurance is appropriate for you, based upon your financial situation and objectives.

Your sales representative may be authorized to offer you several different variable universal life insurance policies. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the product. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different between each policy.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS POLICY IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS POLICY INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


THE POLICY IN BRIEF ......................................3
KEY TERMS ................................................4
THE VARIABLE ACCOUNT .....................................6
THE FUNDS ................................................6
     Fund Objectives ....................................12
     Relationship between Funds and Subaccounts .........13
RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS ............13
THE FIXED ACCOUNT .......................................22
PURCHASING YOUR POLICY ..................................22
     Application ........................................22
     Right to Examine Policy ............................23
     Premiums ...........................................23
KEEPING THE POLICY IN FORCE .............................23
     No Lapse Guarantee .................................23
     Grace Period .......................................24
     Reinstatement ......................................24
LOADS, FEES AND CHARGES .................................24
     Premium Expense Charge .............................24
     Monthly Deduction ..................................24
     Surrender Charge ...................................25
     Partial Surrender Fee ..............................28
     Mortality and Expense Risk Charge ..................28
     Transfer Charge ....................................28
     Optional Insurance Benefits ........................28
     Fund Expenses ......................................29
POLICY VALUE ............................................32
     Fixed Account Value ................................32
     Subaccount Values ..................................32
PROCEEDS PAYABLE UPON DEATH .............................34
     Change in Death Benefit Option .....................35
     Changes in Specified Amount ........................35
     Misstatement of Age or Sex .........................36
     Suicide ............................................36
     Beneficiary ........................................36
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS .....36
     Fixed Account Transfer Policies ....................36
     Minimum Transfer Amounts ...........................36
     Maximum Transfer Amounts ...........................36
     Maximum Number of Transfers Per Year ...............37
     Two Ways to Request a Transfer, Loan or Surrender ..37
     Automated Transfers ................................37
     Automated Dollar-Cost Averaging ....................38
POLICY LOANS ............................................38
POLICY SURRENDERS .......................................39
     Total Surrenders ...................................39
     Partial Surrenders .................................39
     Allocation of Partial Surrenders ...................39
     Effect of Partial Surrenders .......................39
     Taxes ..............................................40
     Exchange Right .....................................40
OPTIONAL INSURANCE BENEFITS .............................40
     Waiver of Monthly Deduction ........................40
     Accidental Death Benefit ...........................40
     Other Insured Rider ................................40
     Children's Insurance Rider .........................40
     Automatic Increase Benefit Rider ...................40
     Accelerated Benefit Rider for Terminal Illness .....40
PAYMENT OF POLICY PROCEEDS ..............................41
FEDERAL TAXES ...........................................42
     IDS Life's Tax Status ..............................42
     Taxation of Policy Proceeds ........................43
     Modified Endowment Contracts .......................43
     Other Tax Considerations ...........................44
IDS LIFE ................................................44
     Ownership ..........................................44
     State Regulation ...................................44
     Distribution of the Policy .........................44
     Legal Proceedings ..................................45
     Experts ............................................45

MANAGEMENT OF IDS LIFE ..................................46
     Directors ..........................................46
     Officers Other than Directors ......................46
OTHER INFORMATION .......................................47
     Substitution of Investments ........................47
     Voting Rights ......................................47
     Reports ............................................47
POLICY ILLUSTRATIONS ....................................47
     Understanding the Illustrations ....................48
     Effect of Expenses and Charges .....................48
ANNUAL FINANCIAL INFORMATION ............................51
NOTES TO FINANCIAL STATEMENTS ...........................73
CONDENSED FINANCIAL INFORMATION (UNAUDITED) .............78



--------------------------------------------------------------------------------
2 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

THE POLICY IN BRIEF

PURPOSE: The purpose of the policy is to provide life insurance protection on the life of the insured and to build policy value. The policy provides a death benefit that we pay to the beneficiary upon the insured's death. As in the case of other life insurance policies, it may not be advantageous to purchase this policy as a replacement for, or in addition to an existing life insurance policy.

The policy allows you, as the owner, to allocate your net premiums, or transfer policy value, to:

THE VARIABLE ACCOUNT, consisting of subaccounts, each of which invests in a fund with a particular investment objective. You may direct premiums to any or all of these subaccounts. Your policy's value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed. (p. 6)

THE FIXED ACCOUNT, which earns interest at rates that are adjusted periodically by IDS Life. This rate will never be lower than 4.0%. (p. 22)

PURCHASING YOUR POLICY: To apply, send a completed application and premium payment to IDS Life's home office. You will need to provide medical and other evidence that the person you propose to insure (yourself or someone else) is insurable according to our underwriting rules before we can accept your application. (p. 22)

RIGHT TO EXAMINE POLICY: You may return your policy for any reason and receive a full refund of your premiums by mailing us the policy and a written request for cancellation within a specified period. (p. 23)

PREMIUMS: In applying for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may also make additional, unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the insured's attained insurance age 100. We may refuse premiums in order to comply with the Code. (p. 23)

NO LAPSE GUARANTEE: A feature of the policy guaranteeing the policy will remain in force until the insured's attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in Massachusetts or Texas). The feature is in effect if you meet certain premium requirements. (p.
23)

GRACE PERIOD: If the cash surrender value of your policy becomes less than the amount needed to pay the monthly deduction and the no lapse guarantee is not in effect, you will have 61 days to pay a premium that raises the cash surrender value to an amount sufficient to pay the monthly deduction. If you don't, the policy will lapse. (p. 24)

REINSTATEMENT: If your policy lapses, it can be reinstated within five years. The reinstatement is subject to certain conditions including evidence of insurability satisfactory to IDS Life and the payment of a sufficient premium. (p. 24)

LOADS, FEES AND CHARGES: You pay the following charges either directly (such as deductions from your premium payments or from your policy value), or indirectly (as deductions from the underlying funds.) These changes primarily compensate IDS Life for administering and distributing the policy as well as paying policy benefits and assuming related risks.

- PREMIUM EXPENSE CHARGE -- 5% is deducted from each premium payment to cover some distribution expenses, and state and local premium taxes and federal taxes. (p. 24)

- MONTHLY DEDUCTION -- charged against the value of your policy each month (prior to the insured's attained insurance age 100), covering the cost of insurance, the policy fee and the cost of optional insurance benefits. The policy fee is $5 per month for initial specified amounts below $250,000, and $0 per month for initial specified amounts of $250,000 and above. The cost of insurance depends on the amount of the death benefit, the policy value and the insured's attained insurance age, sex and risk classification. (p. 24)

- SURRENDER CHARGE -- applies if you surrender your policy for its full cash surrender value, or the policy lapses, during the first 10 years and for 10 years after requesting an increase in the specified amount. We base it on the initial specified amount and on any increase in the specified amount. (p. 25)

- PARTIAL SURRENDER FEE -- applies if you surrender part of the value of your policy; equals $25 or 2% of the amount surrendered, whichever is less.
     (p. 28)

- MORTALITY AND EXPENSE RISK CHARGE -- applies only to the subaccounts; equals, on an annual basis, 0.9% of the average daily net asset value of the subaccounts for the first 10 policy years and 0.45% thereafter. We reserve the right to charge up to 0.9% for all policy years. (p. 28)


- OPTIONAL INSURANCE BENEFITS: You may choose to add additional benefits to your policy at an additional cost, in the form of riders. The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions apply and are clearly described in the applicable rider. (p. 28)


- FUND EXPENSES -- applies only to the underlying funds and consists of investment management fees, taxes, brokerage commissions and nonadvisory expenses. (p. 29)


--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 3

PROCEEDS PAYABLE UPON DEATH: Prior to the insured's attained insurance age 100, your policy's death benefit can never be less than the specified amount, unless you change that amount or your policy has outstanding indebtedness. The relationship between the policy value and the death benefit depends on which of two options you choose:

- OPTION 1 LEVEL AMOUNT: The death benefit is the greater of the specified amount or a percentage of policy value.

- OPTION 2 VARIABLE AMOUNT: The death benefit is the greater of the specified amount plus the policy value, or a percentage of policy value.

You may change the death benefit option or specified amount within certain limits; doing so generally will affect policy charges. (p. 35)

On or after the insured's attained age 100, the proceeds payable upon the death of the insured will be the cash surrender value. (p. 35)

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS: You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We reserve the right to limit transfers to no more than five transfers per year by phone or mail. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail. You can also arrange for automated transfers among the fixed account and subaccounts. (p. 36)

POLICY LOANS: You may borrow against your policy's cash surrender value. A policy loan, even if repaid, can have a permanent effect on the death benefit and policy value. A loan also may have tax consequences if your policy lapses or you surrender it. (p. 38)

POLICY SURRENDERS: You may cancel the policy while it is in force and receive its cash surrender value. The cash surrender value is the policy value minus indebtedness, minus any applicable surrender charges. (p. 39)

EXCHANGE RIGHT: For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need do is transfer all of the policy value in the subaccounts to the fixed account. In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance. (p. 40)

PAYMENT OF POLICY PROCEEDS: We will pay policy proceeds when you surrender the policy or the insured dies. You or the beneficiary may choose whether you want us to make a lump sum payment or payments under one or more of certain options. (p. 41)

FEDERAL TAXES: The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your initial investment in the policy, the excess may be taxable as ordinary income. Part or all of any proceeds you receive through full or partial surrender, maturity, lapse, policy loan or assignment of policy value may be subject to federal income tax as ordinary income. Proceeds other than death benefits from certain policies, classified as "modified endowments," are taxed differently from proceeds of conventional life insurance contracts and also may be subject to an additional 10% IRS penalty tax if you are younger than 59 1/2. A policy is considered to be a modified endowment if it was applied for or materially changed after June 21, 1988, and premiums paid in the early years exceed certain modified endowment limits. (p. 42)

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

CLOSE OF BUSINESS: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.

CODE: The Internal Revenue Code of 1986, as amended.

FIXED ACCOUNT: The general investment account of IDS Life. The fixed account is made up of all of IDS Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.


--------------------------------------------------------------------------------
4 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

INSURED: The person whose life is insured by the policy.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse before the insured has attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in Massachusetts or Texas). The guarantee is in effect if you meet certain premium payment requirements.

OWNER: The entity(ies) to which, or individual(s) to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured has death, minus any indebtedness.

- Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.

-    On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNT(S): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first 10 years of the policy and for 10 years after an increase in coverage.

VALUATION DATE: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

VALUATION PERIOD: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.

VARIABLE ACCOUNT: IDS Life Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.


--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 5

THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains or capital losses of each subaccount are credited to or charged against the assets of that subaccount alone. State insurance law provides that we will not charge a variable subaccount with liabilities of any other subaccount or of any other business conducted by IDS Life. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account. At all times, IDS Life will maintain assets in the subaccounts with total market value at least equal to the reserves and other liabilities required to cover insurance benefits under all policies participating in the subaccount.

The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

THE FUNDS

You can direct your premiums to any or all of the subaccounts of the variable account that invest in shares of the following funds:


----------         ---------------------------------   -----------------------------------  --------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISER OR MANAGER
----------         ---------------------------------   -----------------------------------  --------------------------------
U                  IDS Life Series Fund -  Equity      Objective: capital appreciation.     IDS Life Insurance Company  (IDS
                   Portfolio                           Invests primarily in common stocks   Life), investment manager;
                                                       and other securities convertible     American Express Financial
                                                       into common stock.                   Corporation (AEFC),  investment
                                                                                            adviser.
----------         ---------------------------------   -----------------------------------  --------------------------------
FEI                IDS Life Series Fund -  Equity      Objective: to provide a high level   IDS Life, investment manager;
                   Income Portfolio                    of current income and, as a          AEFC, investment adviser.
                                                       secondary goal, steady growth of
                                                       capital. Invests primarily in
                                                       dividend-paying stocks. Other
                                                       investments may include: common
                                                       stocks, foreign securities,
                                                       convertible securities, debt
                                                       securities, derivative instruments
                                                       and money market instruments.
----------         ---------------------------------   -----------------------------------  --------------------------------
Y                  IDS Life Series Fund - Government   Objective: to provide a high         IDS Life, investment manager;
                   Securities Portfolio                current return and safety of         AEFC, investment adviser.
                                                       principal. Invests primarily in
                                                       debt obligations issued or
                                                       guaranteed as to principal and
                                                       interest by the U.S. government,
                                                       its agencies and instrumentalities.
----------         ---------------------------------   -----------------------------------  --------------------------------
V                  IDS Life Series Fund - Income       Objective: to maximize current       IDS Life, investment manager;
                   Portfolio                           income while attempting to           AEFC, investment adviser.
                                                       conserve the value of the
                                                       investment and to
                                                       continue the high level
                                                       of income for the longest
                                                       period of time. At least
                                                       50% of net assets
                                                       normally will be invested
                                                       in high-quality,
                                                       lower-risk corporate
                                                       bonds, unrated corporate
                                                       bonds believed to have
                                                       the same investment
                                                       qualities and government
                                                       bonds. Other investments
                                                       may include lower-rated
                                                       corporate bonds, bonds
                                                       and common stocks sold
                                                       together as a unit,
                                                       preferred stock and
                                                       foreign securities.
----------         ---------------------------------   -----------------------------------  --------------------------------


--------------------------------------------------------------------------------
6 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III


----------         ---------------------------------   -----------------------------------  --------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISER OR MANAGER
----------         ---------------------------------   -----------------------------------  --------------------------------
IL                 IDS Life Series Fund -              Objective: capital appreciation.     IDS Life, investment manager;
                   International Equity Portfolio      Invests primarily in common stocks   AEFC, investment adviser.
                                                       of foreign issuers and foreign
                                                       securities convertible into common
                                                       stock. Other investments may
                                                       include certain international
                                                       bonds if the portfolio manager
                                                       believes they have greater
                                                       potential for capital appreciation
                                                       than equities.
----------         ---------------------------------   -----------------------------------  --------------------------------
X                  IDS Life Series Fund - Managed      Objective: to maximize total         IDS Life, investment manager;
                   Portfolio                           investment return through a          AEFC, investment adviser.
                                                       combination of capital
                                                       appreciation and current
                                                       income. If the investment
                                                       manager believes the
                                                       stock market will be
                                                       moving higher, it can
                                                       emphasize stocks that
                                                       offer potential for
                                                       appreciation. At other
                                                       times, the manager may
                                                       increase the portfolio's
                                                       holdings in bonds and
                                                       money-market securities
                                                       providing high current
                                                       income.
----------         ---------------------------------   -----------------------------------  --------------------------------
W                  IDS Life Series Fund -  Money       Objective: to provide maximum        IDS Life, investment manager;
                   Market Portfolio                    current income consistent with       AEFC, investment adviser.
                                                       liquidity and
                                                       conservation of capital.
                                                       Invests in relatively
                                                       short-term money market
                                                       securities, such as
                                                       marketable debt
                                                       securities issued or
                                                       guaranteed as to
                                                       principal and interest by
                                                       the U.S. government or
                                                       its agencies or
                                                       instrumentalities, bank
                                                       certificates of deposit,
                                                       bankers' acceptances,
                                                       letters of credit and
                                                       high-grade commercial
                                                       paper.
----------         ---------------------------------   -----------------------------------  --------------------------------
FBC                AXP-Registered Trademark-           Objective: long-term total return    IDS Life, investment manager;
                   Variable Portfolio -  Blue Chip     exceeding that of the U.S. stock     AEFC, investment adviser.
                   Advantage Fund                      market. Invests primarily in
                                                       common stocks of companies
                                                       included in the unmanaged S&P 500
                                                       Index.
----------         ---------------------------------   -----------------------------------  --------------------------------
FBD                AXP-Registered Trademark-           Objective: high level of current     IDS Life, investment manager;
                   Variable Portfolio - Bond Fund      income while conserving the value    AEFC, investment adviser.
                                                       of the investment and
                                                       continuing a high level
                                                       of income for the longest
                                                       time period. Invests
                                                       primarily in bonds and
                                                       other debt obligations.
----------         ---------------------------------   -----------------------------------  --------------------------------
FCR                AXP-Registered Trademark-           Objective: capital appreciation.     IDS Life, investment manager;
                   Variable Portfolio - Capital        Invests primarily in U.S. common     AEFC, investment adviser.
                   Resource Fund                       stocks and other securities
                                                       convertible into common stocks.
----------         ---------------------------------   -----------------------------------  --------------------------------
FCM                AXP-Registered Trademark-           Objective: maximum current income    IDS Life, investment manager;
                   Variable Portfolio -  Cash          consistent with liquidity and        AEFC, investment adviser.
                   Management Fund                     stability of principal. Invests in
                                                       money market securities.
----------         ---------------------------------   -----------------------------------  --------------------------------
FDE                AXP-Registered Trademark-           Objective: high level of current     IDS Life, investment manager;
                   Variable Portfolio - Diversified    income and, as a secondary goal,     AEFC, investment adviser
                   Equity  Income Fund                 steady growth of capital. Invests
                                                       primarily in dividend-paying
                                                       common and preferred stocks.
----------         ---------------------------------   -----------------------------------  --------------------------------


--------------------------------------------------------------------------------
                                                      PROSPECTUS -- MAY 1, 2001 7

----------         ---------------------------------   -----------------------------------  --------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISER OR MANAGER
----------         ---------------------------------   -----------------------------------  --------------------------------
FEM                AXP-Registered Trademark-           Objective: long-term capital         IDS Life, investment manager;
                   Variable Portfolio - Emerging       growth. Invests primarily in         AEFC, investment adviser;
                   Markets Fund                        equity securities of companies in    American Express Asset Management
                                                       emerging markets.                    International, Inc.,  a
                                                                                            wholly-owned subsidiary of AEFC,
                                                                                            is the sub-investment adviser.
----------         ---------------------------------   -----------------------------------  --------------------------------
FEX                AXP-Registered Trademark-           Objective: high current income,      IDS Life, investment manager;
                   Variable Portfolio - Extra Income   with capital growth as a secondary   AEFC, investment adviser.
                   Fund                                objective. Invests primarily in
                                                       long-term, high-yielding,
                                                       high-risk corporate bonds issued
                                                       by U.S. and foreign companies and
                                                       governments.
----------         ---------------------------------   -----------------------------------  --------------------------------
FFI                AXP-Registered Trademark-           Objective: high level of current     IDS Life, investment manager;
                   Variable Portfolio - Federal        income and safety of principal       AEFC, investment adviser.
                   Income Fund                         consistent with an investment in
                                                       U.S. government and government
                                                       agency securities. Invests
                                                       primarily in debt obligations
                                                       issued or guaranteed as to
                                                       principal and interest by the U.S.
                                                       government, its agencies or
                                                       instrumentalities.
----------         ---------------------------------   -----------------------------------  --------------------------------
FGB                AXP-Registered Trademark-           Objective: high total return         IDS Life, investment manager;
                   Variable Portfolio - Global Bond    through income and growth of         AEFC, investment adviser.
                   Fund                                capital. Non-diversified mutual
                                                       fund that invests primarily in
                                                       debt securities of U.S. and
                                                       foreign issuers.
----------         ---------------------------------   -----------------------------------  --------------------------------
FGR                AXP-Registered Trademark-           Objective: long-term capital         IDS Life, investment manager;
                   Variable Portfolio - Growth Fund    growth. Invests primarily in         AEFC, investment adviser.
                                                       common stocks and
                                                       securities convertible
                                                       into common stocks that
                                                       appear to offer growth
                                                       opportunities.
----------         ---------------------------------   -----------------------------------  --------------------------------
FIE                AXP-Registered Trademark-           Objective: capital appreciation.     IDS Life, investment manager;
                   Variable Portfolio -                Invests primarily in stocks or       AEFC, investment adviser.
                   International Fund                  convertible securities of foreign    American Express Asset Management
                                                       issuers that offer growth            International, Inc.,  a
                                                       potential.                           wholly-owned subsidiary of AEFC,
                                                                                            is the sub-investment adviser.
----------         ---------------------------------   -----------------------------------  --------------------------------
FMF                AXP-Registered Trademark-           Objective: maximum total             IDS Life, investment manager;
                   Variable Portfolio - Managed Fund   investment return through a          AEFC, investment adviser.
                                                       combination of capital
                                                       growth and current
                                                       income. Invests primarily
                                                       in a combination of
                                                       common and preferred
                                                       stocks, convertible
                                                       securities, bonds and
                                                       other debt securities.
----------         ---------------------------------   -----------------------------------  --------------------------------
FND                AXP-Registered Trademark-           Objective: long-term growth of       IDS Life, investment manager;
                   Variable Portfolio -  New           capital.  Invests primarily in       AEFC, investment adviser.
                   Dimensions Fund-Registered          common stocks of U.S. and foreign
                   Trademark-                          companies showing potential for
                                                       significant growth.
----------         ---------------------------------   -----------------------------------  --------------------------------
FIV                AXP-Registered Trademark-           Objective: long-term capital         IDS Life, investment manager;
                   Variable Portfolio -  S&P 500       appreciation. Invests primarily in   AEFC, investment adviser.
                   Index Fund                          securities that are expected to
                                                       provide investment results that
                                                       correspond to the performance of
                                                       the S&P 500 Index.
----------         ---------------------------------   -----------------------------------  --------------------------------


--------------------------------------------------------------------------------
8 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

----------         ---------------------------------   -----------------------------------  --------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISER OR MANAGER
----------         ---------------------------------   -----------------------------------  --------------------------------
FSM                AXP-Registered Trademark-           Objective: long-term capital         IDS Life, investment manager;
                   Variable Portfolio - Small Cap      growth. Invests primarily in         AEFC, investment adviser; Kenwood
                   Advantage Fund                      equity stocks of small companies     Capital Management LLC,
                                                       that are often included in the S&P   sub-investment adviser.
                                                       SmallCap 600 Index or the Russell
                                                       2000 Index.
----------         ---------------------------------   -----------------------------------  --------------------------------
FSA                AXP-Registered Trademark-           Objective: capital appreciation.     IDS Life, investment manager;
                   Variable Portfolio - Strategy       Invests primarily in common stocks   AEFC, investment adviser.
                   Aggressive Fund                     of small- and medium-size
                                                       companies.
----------         ---------------------------------   -----------------------------------  --------------------------------
FCA                AIM V.I. Capital  Appreciation      Objective: growth of capital.        A I M Advisors, Inc.
                   Fund                                Invests principally in common
                                                       stocks of companies likely to
                                                       benefit from new or innovative
                                                       products, services or processes as
                                                       well as those with above-average
                                                       growth and excellent prospects for
                                                       future growth.
----------         ---------------------------------   -----------------------------------  --------------------------------
FCD                AIM V.I. Capital  Development Fund  Objective: long term growth of       A I M Advisors, Inc.
                                                       capital. Invests primarily in
                                                       common stocks of companies likely
                                                       to benefit from new or innovative
                                                       products, service or processes as
                                                       well as those with above-average
                                                       growth and excellent prospects for
                                                       future growth.
----------         ---------------------------------   -----------------------------------  --------------------------------
FGI                AIM V.I. Growth and  Income Fund    Objective: growth of capital with    A I M Advisors Inc.
                                                       current income a secondary
                                                       objective. Invests at least 65% of
                                                       its net assets in established
                                                       companies that have long-term
                                                       above average growth in earnings
                                                       and dividends and growth companies
                                                       that are believed to have the
                                                       potential for above-average growth
                                                       in earnings and dividends.
----------         ---------------------------------   -----------------------------------  --------------------------------
FIR                American Century  VP International  Objective: long term capital         American Century Investment
                                                       growth. Invests primarily in         Management, Inc.
                                                       stocks of growing foreign
                                                       companies.
----------         ---------------------------------   -----------------------------------  --------------------------------
FVL                American Century  VP Value          Objective: long-term capital         American Century Investment
                                                       growth, with income as a secondary   Management, Inc.
                                                       objective. Invests primarily in
                                                       stocks of companies that
                                                       management believes to be
                                                       undervalued at the time of
                                                       purchase.
----------         ---------------------------------   -----------------------------------  --------------------------------
FSB                Calvert Variable Series, Inc.       Objective: income and capital        Calvert Asset Management Company,
                   Social Balanced Portfolio           growth. Invests primarily in         Inc. (CAMCO), investment adviser.
                                                       stocks, bonds and money market       NCM Capital Management Group,
                                                       instruments which offer income and   Inc. is the investment
                                                       capital growth opportunity and       sub-adviser.
                                                       which satisfy the investment and
                                                       social criteria.
----------         ---------------------------------   -----------------------------------  --------------------------------
FEG                Credit Suisse Warburg Pincus        Objective: maximum capital           Credit Suisse Asset  Management,
                   Trust - Emerging Growth Portfolio   appreciation. Invests in U.S.        LLC
                   (previously Warburg Pincus Trust    equity securities of
                   - Emerging Growth Portfolio)        emerging-growth companies with
                                                       growth characteristics such as
                                                       positive earnings and potential
                                                       for accelerated growth.
----------         ---------------------------------   -----------------------------------  --------------------------------
FSC                Credit Suisse Warburg Pincus        Objective: capital growth. Invests   Credit Suisse Asset  Management,
                   Trust - Small Company Growth        in equity securities of small U.S.   LLC
                   Portfolio (previously Warburg       companies which are developing or
                   Pincus Trust - Small Company        older companies in a growth stage
                   Growth Portfolio)                   or are providing products or
                                                       services with a high unit volume
                                                       growth rate.
----------         ---------------------------------   -----------------------------------  --------------------------------


--------------------------------------------------------------------------------
                                                      PROSPECTUS -- MAY 1, 2001 9

----------         ---------------------------------   -----------------------------------  --------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISER OR MANAGER
----------         ---------------------------------   -----------------------------------  --------------------------------
FGC                Fidelity VIP III Growth & Income    Objective: high total return         Fidelity Management & Research
                   Portfolio  (Service Class)          through a combination of current     Company (FMR), investment
                                                       income and capital appreciation.     manager; FMR U.K. and FMR Far
                                                       Invests primarily in common stocks   East, sub-investment advisers.
                                                       with a focus on those that pay
                                                       current dividends and show
                                                       potential for capital appreciation.
----------         ---------------------------------   -----------------------------------  --------------------------------
FMP                Fidelity VIP III Mid Cap            Objective: long-term growth of       FMR, investment manager;  FMR
                   Portfolio (Service Class)           capital. Invests primarily in        U.K. and FMR Far East,
                                                       medium market capitalization         sub-investment advisers.
                                                       common stocks.
----------         ---------------------------------   -----------------------------------  --------------------------------
FOS                Fidelity VIP Overseas Portfolio     Objective: long-term growth of       FMR, investment manager;  FMR
                   (Service Class)                     capital. Invests primarily in        U.K., FMR Far East, Fidelity
                                                       common stocks of foreign             International Investment Advisors
                                                       securities.                          (FIIA) and FIIA U.K.,
                                                                                            sub-investment advisers.
----------         ---------------------------------   -----------------------------------  --------------------------------
FRE                FTVIPT Franklin Real Estate Fund    Objective: capital appreciation      Franklin Advisers, Inc.
                   - Class 2                           with a secondary goal to earn
                                                       current income. Invests
                                                       primarily in equity
                                                       securities of companies
                                                       operating in the real
                                                       estate industry,
                                                       primarily equity real
                                                       estate investment trusts
                                                       (REITS).
----------         ---------------------------------   -----------------------------------  --------------------------------
FSV                FTVIPT Franklin Value Securities    Objective: long-term total return.   Franklin Advisory Services, LLC
                   Fund - Class 2                      Invests primarily in equity
                                                       securities of companies
                                                       the manager believes are
                                                       selling substantially
                                                       below the underlying
                                                       value of their assets or
                                                       their private market
                                                       value.
----------         ---------------------------------   -----------------------------------  --------------------------------
FIF                FTVIPT Templeton International      Objective: long-term capital         Templeton Investment  Counsel,
                   Securities  Fund - Class 2          growth. Invests primarily in         LLC.
                                                       equity securities of companies
                                                       located outside the U.S.,
                                                       including those in emerging
                                                       markets.
----------         ---------------------------------   -----------------------------------  --------------------------------
FIS                FTVIPT Templeton International      Objective: long-term capital         Templeton Investment  Counsel, LLC
                   Smaller Companies Fund - Class 2    appreciation. Invests primarily in
                                                       equity securities of smaller
                                                       companies located outside the
                                                       U.S., including those in emerging
                                                       markets.
----------         ---------------------------------   -----------------------------------  --------------------------------
FSE                Goldman Sachs VIT CORE-SM-Small     Objective: seeks long-term growth    Goldman Sachs Asset Management
                   Cap Equity Fund                     of capital. Invests primarily in a
                                                       broadly diversified portfolio of
                                                       equity securities of U.S. issuers
                                                       which are included in the Russell
                                                       2000 Index at the time of
                                                       investment.
----------         ---------------------------------   -----------------------------------  --------------------------------
FUE                Goldman Sachs VIT CORE-SM-U.S.      Objective: seeks long-term growth    Goldman Sachs Asset Management
                   Equity Fund                         of capital and dividend income.
                                                       Invests primarily in a
                                                       broadly diversified
                                                       portfolio of large-cap
                                                       and blue chip equity
                                                       securities representing
                                                       all major sectors of the
                                                       U.S. economy.
----------         ---------------------------------   -----------------------------------  --------------------------------
FMC                Goldman Sachs VIT Mid Cap Value     Objective: seeks long-term capital   Goldman Sachs Asset Management
                   Fund                                appreciation. Invests primarily in
                                                       mid-capitalization
                                                       companies within the
                                                       range of the market
                                                       capitalization of
                                                       companies constituting
                                                       the Russell Midcap Value
                                                       Index at the time of
                                                       investment.
----------         ---------------------------------   -----------------------------------  --------------------------------


--------------------------------------------------------------------------------
10 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

----------         ---------------------------------   -----------------------------------  --------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISER OR MANAGER
----------         ---------------------------------   -----------------------------------  --------------------------------
FAG                Janus Aspen Series Aggressive       Objective: long-term growth of       Janus Capital
                   Growth Portfolio:  Service Shares   capital.  Non-diversified mutual
                                                       fund that invests primarily in
                                                       common stocks selected for their
                                                       growth potential and normally
                                                       invests at least 50% of its equity
                                                       assets in medium-sized companies.
----------         ---------------------------------   -----------------------------------  --------------------------------
FGT                Janus Aspen Series Global           Objective: long-term growth of       Janus Capital
                   Technology Portfolio:  Service      capital.  Non-diversified mutual
                   Shares                              fund that invests primarily in
                                                       equity securities of U.S.
                                                       and foreign companies
                                                       selected for their growth
                                                       potential. Normally
                                                       invests at least 65% of
                                                       total assets in
                                                       securities of companies
                                                       that the portfolio
                                                       manager believes will
                                                       benefit significantly
                                                       from advancements or
                                                       improvements in
                                                       technology.
----------         ---------------------------------   -----------------------------------  --------------------------------
FIG                Janus Aspen Series International    Objective: long-term growth of       Janus Capital
                   Growth Portfolio: Service Shares    capital. Invests at least 65% of
                                                       its total assets in
                                                       securities of issuers
                                                       from at least five
                                                       different countries,
                                                       excluding the U.S. It may
                                                       at times invest all of
                                                       its assets in fewer than
                                                       five countries or even a
                                                       single country.
----------         ---------------------------------   -----------------------------------  --------------------------------
FIP                Lazard Retirement International     Objective: long-term capital         Lazard Asset Management
                   Equity Portfolio                    appreciation. Invests primarily in
                                                       equity securities,
                                                       principally common stocks
                                                       of relatively large
                                                       non-U.S. companies with
                                                       market capitalizations in
                                                       the range of the Morgan
                                                       Stanley Capital
                                                       International (MSCI)
                                                       Europe, Australia and Far
                                                       East (EAFE-Registered
                                                       Trademark-) Index that
                                                       the Investment Manager
                                                       believes are undervalued
                                                       based on their earnings,
                                                       cash flow or asset
                                                       values.
----------         ---------------------------------   -----------------------------------  --------------------------------
FGW                MFS-Registered Trademark-           Objective: long-term growth of       MFS Investment
                   Investors Growth Stock Series -     capital and future income. Invests   Management-Registered Trademark-
                   Service Class (previously           at least 80% of its total assets
                   MFS-Registered Trademark-  Growth   in common stocks and related
                   Series)                             securities of companies which MFS
                                                       believes offer better than average
                                                       prospects for long-term growth.
----------         ---------------------------------   -----------------------------------  --------------------------------
FDS                MFS-Registered Trademark- New       Objective: capital appreciation.     MFS Investment
                   Discovery Series - Service Class    Invests primarily in equity          Management-Registered Trademark-
                                                       securities of emerging growth
                                                       companies.
----------         ---------------------------------   -----------------------------------  --------------------------------
FPH                Putnam VT High Yield Fund - Class   Objective: seeks high current        Putnam Investment  Management, LLC
                   IB Shares                           income. Capital growth is a
                                                       secondary goal when
                                                       consistent with achieving
                                                       high current income.
                                                       Invests mainly in U.S.
                                                       corporate bonds rated
                                                       below investment grade
                                                       (junk bonds) and that
                                                       have intermediate to
                                                       longer-term maturities
                                                       (three years or longer).
----------         ---------------------------------   -----------------------------------  --------------------------------
FIN                Putnam VT International  New        Objective: long-term capital         Putnam Investment  Management, LLC
                   Opportunities Fund -  Class IB      appreciation by investing in
                   Shares                              companies outside of the U.S. that
                                                       Putnam Investment
                                                       Management, LLC (Putnam
                                                       Management) believes are
                                                       fast growing and whose
                                                       earnings are likely to
                                                       increase over time.
----------         ---------------------------------   -----------------------------------  --------------------------------


--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 11

----------         ---------------------------------   -----------------------------------  --------------------------------
SUBACCOUNT         INVESTING IN                        INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISER OR MANAGER
----------         ---------------------------------   -----------------------------------  --------------------------------
FNO                Putnam VT New Opportunities Fund    Objective: long-term capital         Putnam Investment  Management, LLC
                   -                                   Class IA Shares
                                                       appreciation. Invests
                                                       mainly in common stocks
                                                       of U.S. companies within
                                                       sectors that Putnam
                                                       Management believes to
                                                       have high growth
                                                       potential.
----------         ---------------------------------   -----------------------------------  --------------------------------
FVS                Putnam VT Vista Fund -  Class IB    Objective: capital appreciation.     Putnam Investment  Management, LLC
                   Shares                              Invests mainly in common stocks of
                                                       mid-sized U.S. companies with a
                                                       focus on growth stocks.
----------         ---------------------------------   -----------------------------------  --------------------------------
FMI                Royce Micro-Cap Portfolio           Objective: long-term growth of       Royce & Associates, Inc.
                                                       capital. Invests primarily in a
                                                       broadly diversified portfolio of
                                                       equity securities issued by
                                                       micro-cap companies (companies
                                                       with stock market capitalizations
                                                       below $300 million).
----------         ---------------------------------   -----------------------------------  --------------------------------
FVA                Third Avenue Value Portfolio        Objective: long-term capital         EQSF Advisers, Inc.
                                                       appreciation. Invests primarily in
                                                       common stocks of well-financed
                                                       companies at a substantial
                                                       discount to what the Adviser
                                                       believes is their true value.
----------         ---------------------------------   -----------------------------------  --------------------------------
FIC                Wanger International  Small Cap     Objective: long-term growth of       Liberty Wanger Asset Management,
                                                       capital. Invests primarily in        L.P.
                                                       stocks of small- and medium-size
                                                       non-U.S. companies with
                                                       capitalizations less than $2
                                                       billion.
----------         ---------------------------------   -----------------------------------  --------------------------------
FSP                Wanger U.S. Small Cap               Objective: long-term growth of       Liberty Wanger Asset Management,
                                                       capital. Invests primarily in        L.P.
                                                       stocks of small- and medium-size
                                                       U.S. companies with
                                                       capitalizations less than  $2
                                                       billion.
----------         ---------------------------------   -----------------------------------  --------------------------------


FUND OBJECTIVES

A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

DIVERSIFICATION: The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.


--------------------------------------------------------------------------------
12 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

RATES OF RETURN OF THE FUNDS AND SUBACCOUNTS

This section presents rates of return first for the funds, and then for the corresponding subaccounts. Rates of return are different in the two cases because those of the subaccounts reflect additional charges. All charges and expenses mentioned in the section are explained fully under "Loads, Fees and Charges".

RATES OF RETURN OF THE FUNDS: In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund charges (including the investment management fees and nonadvisory expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been lower. Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2000

                                                                                                               10 YEARS OR SINCE
FUND                                                                      1 YEAR        3 YEARS       5 YEARS       COMMENCEMENT
IDS Life Series Fund, Inc. -

      Equity Portfolio (1/86)(1)                                           (24.67%)       14.11%         16.63%         19.79%

      Equity Income Portfolio (6/99)(1)                                      0.37            --             --          (1.26)

      Government Securities Portfolio (1/86)(1)                             12.09          6.00           5.59           7.46

      Income Portfolio (1/86)(1)                                             6.72          4.18           4.80           7.84

      International Equity Portfolio (10/94)(1)                            (24.08)         8.13          10.70          14.29

      Managed Portfolio (1/86)(1)                                          (13.89)         7.08          10.64          13.25

      Money Market Portfolio (1/86)(1)
      (6.13% Simple, 6.31% Compound)(2)                                      6.00          5.26           5.16           4.62

AXP-Registered Trademark- Variable Portfolio -

      Blue Chip Advantage Fund (9/99)(1)                                   (10.48)           --             --           1.25

      Bond Fund (10/81)(1)                                                   5.41          2.86           4.59           8.15

      Capital Resource Fund (10/81)(1)                                     (17.46)         8.23          11.13          13.23

      Cash Management Fund (10/81)(1)
      (5.97% Simple, 6.15% Compound)(2)                                      5.83          5.23           5.18           4.69

      Diversified Equity Income Fund (9/99)(1)                              (0.78)           --             --           3.03

      Emerging Markets Fund (5/00)(1)                                          --            --             --         (26.55)(3)

      Extra Income Fund (5/96)(1)                                           (9.31)        (2.71)            --           2.15

      Federal Income Fund (9/99)(1)                                          8.47            --             --           6.86

      Global Bond Fund (5/96)(1)                                             3.24          2.17             --           3.90

      Growth Fund (9/99)(1)                                                (19.30)           --             --          (2.28)

      International Fund (1/92)(1)                                         (24.93)         8.18           7.24           8.25

      Managed Fund (4/86)(1)                                                (2.31)         9.12          12.52          12.85

      New Dimensions Fund-Registered Trademark- (5/96)(1)                   (9.08)        15.58             --          17.75

      S&P 500 Index Fund (5/00)(1)                                             --            --             --          (9.84)(3)

      Small Cap Advantage Fund (9/99)(1)                                     4.16            --             --          13.69

      Strategy Aggressive Fund (1/92)(1)                                   (19.04)        12.42          13.17          12.31

AIM V.I.

      Capital Appreciation Fund (5/93)(1)                                  (10.91)        15.41          15.45          17.37

      Capital Development Fund (5/98)(1)                                     9.25            --             --          10.48

      Growth and Income Fund (5/94)(1)                                     (14.56)        13.56          17.17          17.66


--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 13

AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DEC. 31, 2000 (CONTINUED)

                                                                                                               10 YEARS OR SINCE
FUND                                                                      1 YEAR        3 YEARS       5 YEARS    COMMENCEMENT
American Century VP

      International (5/94)(1)                                              (16.83%)       17.49%         17.07%         13.64%

      Value (5/96)(1)                                                       18.14          7.09             --          12.59

Calvert Variable Series, Inc.

      Social Balanced Portfolio (9/86)(1)                                   (3.13)         8.12          11.32          11.24

Credit Suisse Warburg Pincus Trust

      Emerging Growth Portfolio (9/99)(1) (previously Warburg Pincus
      Trust - Emerging Growth Portfolio)                                    (1.53)           --             --          22.24

      Small Company Growth Portfolio (6/95)(1)
      (previously Warburg Pincus Trust - Small Company Growth Portfolio)   (18.11)        10.39          12.12          15.54

Fidelity VIP

      III Growth & Income Portfolio (Service Class) (12/96)(1)              (3.69)           --             --          14.98

      III Mid Cap Portfolio (Service Class) (12/98)(1)                      33.54         10.73             --          42.92

      Overseas Portfolio (Service Class) (1/87)(1)                         (19.18)         9.07          10.37           9.24

FTVIPT

      Franklin Real Estate Fund - Class 2 (1/89)(1),(4)                     31.59          0.83          10.44          13.47

      Franklin Value Securities Fund - Class 2 (5/98)(1),(4)                25.02            --             --          (0.47)

      Templeton International Securities Fund - Class 2 (5/92)(1),(5)       (2.38)         9.48          13.11          13.06

      Templeton International Smaller Companies Fund -
      Class 2 (5/96)(1),(4)                                                 (1.24)         2.39             --           3.79

Goldman Sachs VIT

      CORE-SM-Small Cap Equity Fund (2/98)(1),(6)                            1.75            --             --           2.86

      CORE-SM-U.S. Equity Fund (2/98)(1),(6)                                (9.59)           --             --           9.20

      Mid Cap Value Fund (5/98)(1)                                          30.97            --             --           4.41

Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares (9/93)(1),(7)            (31.78)        26.89          19.89          22.16

      Global Technology Portfolio: Service Shares (1/00)(1),(7)                --            --             --         (34.11)(3)

      International Growth Portfolio: Service Shares (5/94)(1),(7)         (16.14)        20.73          23.00          20.32

Lazard Retirement Series

      International Equity Portfolio (9/98)(1)                              (9.62)           --             --           9.36

MFS-Registered Trademark-

      Investors Growth Stock Series - Service Class
      (previously MFS-Registered Trademark- Growth Series) (5/99)(1),(8)    (6.24)           --             --          17.77

      New Discovery Series - Service Class (5/98)(1),(8)                    (2.05)           --             --          22.96

Putnam Variable Trust

      Putnam VT High Yield Fund - Class IB Shares (2/88)(1),(9)             (8.51)        (3.07)          3.22          10.87

      Putnam VT International New Opportunities Fund -
      Class IB Shares (1/97)(1),(9)                                        (38.67)        12.83             --           9.42

      Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)         (26.09)        15.90          16.16          19.68

      Putnam VT Vista Fund - Class IB Shares (1/97)(1),(9)                  (4.09)        20.47             --          21.17

Royce

      Micro-Cap Portfolio (12/96)(1)                                        18.55         16.49             --          17.65

Third Avenue

      Value Portfolio (9/99)(1)                                             40.52            --             --          52.32

Wanger

      International Small Cap (5/95)(1)                                    (27.84)        23.86          19.84          23.62

      U.S. Small Cap (5/95)(1)                                              (8.16)         7.67          18.82          19.52


--------------------------------------------------------------------------------
14 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

(1) (Commencement date of the fund.)

(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.

(3) Cumulative return (not annualized) since commencement DATE of the fund.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 shares. For periods beginning Jan. 6, 1999, results reflect an additional 12b-1 fee expense which also affects all future performance.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(6) CORE-SM-is a service mark of Goldman, Sachs & Co.

(7) The return shown for the Service shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional shares) prior to Dec. 31, 1999, restated based on Service shares' estimated fees and expenses (ignoring any fee and expense limitations).

(8) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the Class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 15

RATES OF RETURN OF SUBACCOUNTS:

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show performance from the commencement date of the funds as if the policy existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 5% premium expense charge. In the second table the rates of return do not reflect the 5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been lower.

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2000

                                                              PERFORMANCE SINCE                            PERFORMANCE SINCE
                                                        COMMENCEMENT OF THE SUBACCOUNT                 COMMENCEMENT OF THE FUND
                                                                                    SINCE                                  SINCE
SUBACCOUNT INVESTING IN                             1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT  1 YEAR  5 YEARS 10 YEARS COMMENCEMENT

           IDS Life Series Fund, Inc. -

U            Equity Portfolio (6/87; 1/86)(1)      (29.08%)   14.41%    18.11%    13.41%      (29.08%)   14.41%   18.11%      --%

FEI          Equity Income Portfolio (6/99;
             6/99)(1)                               (5.50)       --        --     (5.34)       (5.50)       --       --    (5.34)

Y            Government Securities Portfolio
             (6/87; 1/86)(1)                         5.54      3.58      5.95      6.19         5.54      3.58     5.95       --

V            Income Portfolio (6/87; 1/86)(1)        0.48      2.80      6.33      6.26         0.48      2.80     6.33       --

IL           International Equity Portfolio
             (10/94; 10/94)(1)                     (28.52)     8.63        --     12.33       (28.52)     8.63       --    12.33

X            Managed Portfolio (6/87; 1/86)(1)     (18.92)     8.53     11.66     10.83       (18.92)     8.53    11.66       --

W            Money Market Portfolio
             (6/87; 1/86)(1)
             (6.13% Simple, 6.31% Compound)(2)      (0.21)     3.15      3.17      4.03        (0.21)     3.15     3.17       --

           AXP-Registered Trademark-
           Variable Portfolio -

FBC          Blue Chip Advantage Fund
             (5/00; 9/99)(1)                           --        --        --    (15.20)(3)   (15.72)       --       --    (3.55)

FBD          Bond Fund (5/00; 10/81)(1)                --        --        --      2.02(3)     (0.71)     2.86     6.79     9.07

FCR          Capital Resource Fund
             (5/00; 10/81)(1)                          --        --        --    (19.23)(3)   (22.29)     9.02    11.65    12.61

FCM          Cash Management Fund
             (5/00; 10/81)(1)
             (5.97% Simple, 6.15% Compound)(2)         --        --        --     (1.96)(3)    (0.32)     3.19     3.15     5.26

FDE          Diversified Equity Income Fund
             (5/00; 9/99)(1)                           --        --        --     (6.28)(3)    (6.59)       --       --    (1.86)

FEM          Emerging Markets Fund (5/00; 5/00)(1)     --        --        --    (26.34)(3)       --        --       --   (30.63)(4)

FEX          Extra Income Fund (5/00; 5/96)(1)         --        --        --    (11.95)(3)   (14.63)       --       --     0.12

FFI          Federal Income Fund (5/00; 9/99)(1)       --        --        --      1.94(3)      2.13        --       --     1.85

FGB          Global Bond Fund (5/00; 5/96)(1)          --        --        --      1.72(3)     (2.79)       --       --     1.84

FGR          Growth Fund (5/00; 9/99)(1)               --        --        --    (26.83)(3)   (24.02)       --       --    (6.92)

FIE          International Fund (5/00; 1/92)(1)        --        --        --    (18.35)(3)   (29.32)     5.29       --     6.72

FMF          Managed Fund (5/00; 4/86)(1)              --        --        --     (8.86)(3)    (8.01)    10.53    11.33    10.40

FND          New Dimensions Fund-Registered
             Trademark- (11/99; 5/96)(1)           (14.40)       --        --     (0.52)      (14.40)       --       --    15.42

FIV          S&P 500 Index Fund (5/00; 5/00)(1)        --        --        --    (13.90)(3)       --        --       --   (14.85)(4)

FSM          Small Cap Advantage Fund
             (5/00; 9/99)(1)                           --        --        --     (5.36)(3)    (1.92)       --       --     8.30

FSA          Strategy Aggressive Fund
             (5/00; 1/92)(1)                           --        --        --      7.63)(3)   (23.77)    11.06       --    10.69

           AIM V.I.

FCA          Capital Appreciation Fund
             (5/00; 5/93)(1)                           --        --        --    (16.68)(3)   (16.13)    13.26       --    15.54

FCD          Capital Development Fund
             (5/00; 5/98)(1)                           --        --        --     (4.79)(3)     2.91        --       --     7.40

FGI          Growth and Income Fund
             (11/96; 5/94)(1)                      (19.55)       --        --     13.63       (19.55)    14.94       --    15.70

           American Century VP

FIR          International (5/00; 5/94)(1)             --        --        --    (13.87)(3)   (21.69)    12.88       --    10.32

FVL          Value (5/99; 5/96)(1)                  11.24        --        --     (1.09)       11.24        --       --    10.36


--------------------------------------------------------------------------------
16 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD
ENDING DEC. 31, 2000 (CONTINUED)
                                                              PERFORMANCE SINCE                            PERFORMANCE SINCE
                                                        COMMENCEMENT OF THE SUBACCOUNT                 COMMENCEMENT OF THE FUND
                                                                                    SINCE                                  SINCE
SUBACCOUNT INVESTING IN                             1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT  1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
           Calvert Variable Series, Inc.

FSB          Social Balanced Portfolio
             (5/00; 9/86)(1)                           --%       --%       --%    (7.78%)(3)   (8.89%)    9.17%    9.67%    9.17%

           Credit Suisse Warburg Pincus Trust

FEG          Emerging Growth Portfolio
             (5/00; 9/99)(1)
             (previously Warburg Pincus Trust -
             Emerging Growth Portfolio)                --        --        --     (6.98)(3)    (7.29)       --       --    16.57

FSC          Small Company Growth Portfolio
             (5/99; 6/95)(1)
             (previously Warburg Pincus Trust -
             Small Company Growth Portfolio)       (22.90)       --        --     18.66       (22.90)     9.98       --    13.46

           Fidelity VIP

FGC          III Growth & Income Portfolio
             (Service Class) (5/00; 12/96)(1)          --        --        --     (5.84)(3)    (9.33)       --       --    12.80

FMP          III Mid Cap Portfolio
             (Service Class) (5/00; 12/98)(1)          --        --        --     11.83(3)     25.88        --       --    38.23

FOS          Overseas Portfolio (Service Class)
             (5/00; 1/87)(1)                           --        --        --    (16.17)(3)   (23.88)     8.26     7.71     6.95

           FTVIPT

FRE          Franklin Real Estate Fund -
             Class 2 (5/00; 1/89)(1),(5)               --        --        --      9.99(3)     23.89      8.34    11.88     8.96

FSV          Franklin Value Securities Fund -
             Class 2 (5/00; 5/98)(1),(5)               --        --        --      7.87(3)     17.71        --       --    (3.25)

FIF          Templeton International Securities
             Fund - Class 2 (5/99; 5/92)(1),(6)     (8.08)       --        --      1.58        (8.08)    10.96       --    11.40

FIS          Templeton International Smaller
             Companies Fund - Class 2
             (5/00; 5/96)(1),(5)                       --        --        --     (7.26)(3)    (7.01)       --       --     1.76

           Goldman Sachs VIT

FSE          CORE-SM-Small Cap Equity Fund
             (5/00; 2/98)(1),(7)                       --        --        --     (3.51)(3)    (4.20)       --       --     0.11

FUE          CORE-SM-U.S. Equity Fund
             (5/00; 2/98)(1),(7)                       --        --        --    (13.88)(3)   (14.90)       --       --     6.29

FMC          Mid Cap Value Fund (5/00; 5/98)(1)        --        --        --     13.82(3)     23.41        --       --     1.47

           Janus Aspen Series

FAG          Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)(1),(8)        --        --        --    (28.60)(3)   (35.72)    17.62       --    20.04

FGT          Global Technology Portfolio:
             Service Shares (5/00; 1/00)(1),(8)        --        --        --    (31.67)(3)       --        --       --   (37.94)(4)

FIG          International Growth Portfolio:
             Service Shares (5/00; 5/94)(1),(8)        --        --        --    (20.59)(3)   (21.05)    20.77       --    18.59

           Lazard Retirement Series

FIP          International Equity Portfolio
             (5/00; 9/98)(1)                           --        --        --     (8.63)(3)   (14.88)       --       --     6.06

           MFS-Registered Trademark-

FGW          Investors Growth Stock Series -
             Service Class (previously
             MFS-Registered Trademark-
             Growth Series) (5/00; 5/99)(1),(9)        --        --        --    (12.29)(3)   (11.79)       --       --    13.13

FDS          New Discovery Series -
             Service Class (5/00; 5/98)(1),(9)         --        --        --     (8.19)(3)    (7.83)       --       --    19.50


--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 17

AVERAGE ANNUAL TOTAL RETURN REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD
ENDING DEC. 31, 2000 (CONTINUED)
                                                              PERFORMANCE SINCE                            PERFORMANCE SINCE
                                                        COMMENCEMENT OF THE SUBACCOUNT                 COMMENCEMENT OF THE FUND
                                                                                    SINCE                                  SINCE
SUBACCOUNT INVESTING IN                             1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT  1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
           Putnam Variable Trust

FPH          Putnam VT High Yield -
             Class IB Shares
             (5/99; 2/88)(1),(10)                  (13.86%)      --%       --%    (8.86%)     (13.86%)    1.25%    9.32%    6.41%

FIN          Putnam VT International New
             Opportunities
             Fund - Class IB Shares
             (5/00; 1/97)(1),(10)                      --        --        --    (31.60)(3)   (42.25)       --       --     7.04

FNO          Putnam VT New Opportunities Fund -
             Class IA Shares
             (11/96; 5/94)(1)                      (30.41)       --        --     14.09       (30.41)    13.94       --    17.71

FVS          Putnam VT Vista Fund -
             Class IB Shares (5/00; 1/97)(1),(10)      --        --        --    (14.00)(3)    (9.70)       --       --    18.60

           Royce

FMI          Micro-Cap Portfolio (5/00; 12/96)(1)      --        --        --      8.97(3)     11.62        --       --    15.11

           Third Avenue

FVA          Value Portfolio (5/00; 9/99)(1)           --        --        --     19.89(3)     32.29        --       --    32.37

           Wanger

FIC          International Small Cap (5/00; 5/95)(1)   --        --        --    (29.56)(3)   (32.16)    17.54       --    21.41

FSP          U.S. Small Cap (5/00; 5/95)(1)            --        --        --      0.40(3)    (13.54)    16.53       --    17.38

(1) (Commencement date of the subaccount; Commencement date of the fund.)

(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.

(3) Cumulative return (not annualized) since commencement date of the subaccount.

(4) Cumulative return (not annualized) since commencement date of the fund.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 shares. For periods beginning Jan. 6, 1999, results reflect an additional 12b-1 fee expense which also affects all future performance.

(6) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(7) CORE-SM-is a service mark of Goldman, Sachs & Co.

(8) The return shown for the Service shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional shares) prior to Dec. 31, 1999, restated based on Service shares' estimated fees and expenses (ignoring any fee and expense limitations).

(9) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the Class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(10) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


--------------------------------------------------------------------------------
18 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR PERIOD ENDING DEC. 31, 2000

                                                              PERFORMANCE SINCE                            PERFORMANCE SINCE
                                                        COMMENCEMENT OF THE SUBACCOUNT                 COMMENCEMENT OF THE FUND
                                                                                    SINCE                                  SINCE
SUBACCOUNT INVESTING IN                             1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT  1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
           IDS Life Series Fund, Inc. -

U            Equity Portfolio (6/87; 1/86)(1)      (25.35%)   15.59%    18.72%    13.84%      (25.35%)   15.59%   18.72%      --%

FEI          Equity Income Portfolio
             (6/99; 6/99)(1)                        (0.53)       --        --     (2.14)       (0.53)       --       --    (2.14)

Y            Government Securities Portfolio
             (6/87; 1/86)(1)                        11.10      4.65      6.50      6.59        11.10      4.65     6.50       --

V            Income Portfolio (6/87; 1/86)(1)        5.77      3.86      6.88      6.66         5.77      3.86     6.88       --

IL           International Equity Portfolio
             (10/94; 10/94)(1)                     (24.76)     9.75        --     13.27       (24.76)     9.75       --    13.27

X            Managed Portfolio (6/87; 1/86)(1)     (14.66)     9.65     12.23     11.25       (14.66)     9.65    12.23       --

W            Money Market Portfolio
             (6/87; 1/86)(1)(6.13% Simple,
             6.31% Compound)(2)                      5.04      4.21      3.70      4.42         5.04      4.21     3.70       --

           AXP-Registered Trademark-
           Variable Portfolio -

FBC          Blue Chip Advantage Fund
             (5/00; 9/99)(1)                           --        --        --    (10.73)(3)   (11.28)       --       --     0.35

FBD          Bond Fund (5/00; 10/81)(1)                --        --        --      7.39(3)      4.51      3.92     7.33     9.36

FCR          Capital Resource Fund
             (5/00; 10/81)(1)                          --        --        --    (14.97)(3)   (18.20)    10.14    12.22    12.91

FCM          Cash Management Fund
             (5/00; 10/81)(1)
             (5.97% Simple, 6.15% Compound)(2)         --        --        --      3.20(3)      4.93      4.25     3.68     5.54

FDE          Diversified Equity Income Fund
             (5/00; 9/99)(1)                           --        --        --     (1.35)(3)    (1.67)       --       --     2.11

FEM          Emerging Markets Fund
             (5/00; 5/00)(1)                           --        --        --    (22.46)(3)       --        --       --   (26.98)(4)

FEX          Extra Income Fund (5/00; 5/96)(1)         --        --        --     (7.31)(3)   (10.14)       --       --     1.23

FFI          Federal Income Fund (5/00; 9/99)(1)       --        --        --      7.31(3)      7.51        --       --     5.97

FGB          Global Bond Fund (5/00; 5/96)(1)          --        --        --      7.08(3)      2.33        --       --     2.97

FGR          Growth Fund (5/00; 9/99)(1)               --        --        --    (22.97)(3)   (20.02)       --       --    (3.15)

FIE          International Fund (5/00; 1/92)(1)        --        --        --    (14.06)(3)   (25.60)     6.38       --     7.33

FMF          Managed Fund (5/00; 4/86)(1)              --        --        --     (4.07)(3)    (3.17)    11.67    11.90    10.79

FND          New Dimensions Fund-Registered
             Trademark- (11/99; 5/96)(1)            (9.89)       --        --      3.96        (9.89)       --       --    16.70

FIV          S&P 500 Index Fund (5/00; 5/00)(1)        --        --        --     (9.37)(3)       --        --       --   (10.37)(4)

FSM          Small Cap Advantage Fund
             (5/00; 9/99)(1)                           --        --        --     (0.38)(3)     3.24        --       --    12.68

FSA          Strategy Aggressive Fund
             (5/00; 1/92)(1)                           --        --        --    (13.30)(3)   (19.76)    12.20       --    11.33

           AIM V.I.

FCA          Capital Appreciation Fund
             (5/00; 5/93)(1)                           --        --        --    (12.30)(3)   (11.71)    14.43       --    16.32

FCD          Capital Development Fund
             (5/00; 5/98)(1)                           --        --        --      0.22(3)      8.33        --       --     9.48

FGI          Growth and Income Fund
             (11/96; 5/94)(1)                      (15.32)       --        --     15.06       (15.32)    16.12       --    16.60

           American Century VP

FIR          International (5/00; 5/94)(1)             --        --        --     (9.33)(3)   (17.57)    14.05       --    11.17

FVL          Value (5/99; 5/96)(1)                  17.09        --        --      2.01        17.09        --       --    11.57

           Calvert Variable Series, Inc.

FSB          Social Balanced Portfolio
             (5/00; 9/86)(1)                           --        --        --     (2.92)(3)    (4.09)    10.30    10.23     9.56

           Credit Suisse Warburg Pincus Trust

FEG          Emerging Growth Portfolio
             (5/00; 9/99)(1)(previously
             Warburg Pincus Trust -
             Emerging Growth Portfolio)                --        --        --     (2.08)(3)    (2.41)       --       --    21.26

FSC          Small Company Growth Portfolio
             (5/99; 6/95)(1)(previously
             Warburg Pincus Trust - Small
             Company Growth Portfolio)             (18.84)       --        --     22.37       (18.84)    11.12       --    14.53


--------------------------------------------------------------------------------
                                                     PROSPECTUS -- MAY 1, 2001 19

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR
PERIOD ENDING DEC. 31, 2000 (CONTINUED)
                                                              PERFORMANCE SINCE                            PERFORMANCE SINCE
                                                        COMMENCEMENT OF THE SUBACCOUNT                 COMMENCEMENT OF THE FUND
                                                                                    SINCE                                  SINCE
SUBACCOUNT INVESTING IN                             1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT  1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
           Fidelity VIP

FGC          III Growth & Income Portfolio
             (Service Class) (5/00; 12/96)(1)          --%       --%       --%    (0.89%)(3)   (4.56%)      --%      --%   14.25%

FMP          III Mid Cap Portfolio
             (Service Class) (5/00; 12/98)(1)          --        --        --     17.72(3)     32.50        --       --    41.80

FOS          Overseas Portfolio (Service
             Class) (5/00; 1/87)(1)                    --        --        --    (11.76)(3)   (19.88)     9.38     8.27     7.34

           FTVIPT

FRE          Franklin Real Estate Fund -
             Class 2 (5/00; 1/89)(1),(5)               --        --        --     15.78(3)     30.41      9.46    12.46     9.43

FSV          Franklin Value Securities Fund -
             Class 2 (5/00; 5/98)(1),(5)               --        --        --     13.55(3)     23.90        --       --    (1.37)

FIF          Templeton International
             Securities Fund -
             Class 2 (5/99; 5/92)(1),(6)            (3.25)       --        --      4.76        (3.25)    12.10       --    12.06

FIS          Templeton International Smaller
             Companies Fund - Class 2
             (5/00; 5/96)(1),(5)                       --        --        --     (2.38)(3)    (2.12)       --       --     2.88

           Goldman Sachs VIT

FSE          CORE-SM-Small Cap Equity Fund
             (5/00; 2/98)(1),(7)                       --        --        --      1.56(3)      0.84        --       --     1.91

FUE          CORE-SM-U.S. Equity Fund
             (5/00; 2/98)(1),(7)                       --        --        --     (9.34)(3)   (10.42)       --       --     8.20

FMC          Mid Cap Value Fund (5/00; 5/98)(1)        --        --        --     19.81(3)     29.91        --       --     3.44

           Janus Aspen Series

FAG          Aggressive Growth Portfolio:
             Service Shares (5/00; 9/93)(1),(8)        --        --        --    (24.84)(3)   (32.39)    18.83       --    21.08

FGT          Global Technology Portfolio:
             Service Shares (5/00; 1/00)(1),(8)        --        --        --    (28.08)(3)       --        --       --   (34.68)(4)

FIG          International Growth Portfolio:
             Service Shares (5/00; 5/94)(1),(8)        --        --        --    (16.41)(3)    16.89     22.02       --    19.50

           Lazard Retirement Series

FIP          International Equity Portfolio
             (5/00; 9/98)(1)                           --        --        --     (3.82)(3)   (10.40)       --       --     8.42

           MFS-Registered Trademark-

FGW          Investors Growth Stock Series -
             Service Class (previously
             MFS-Registered Trademark-Growth
             Series) (5/00; 5/99)(1),(9)               --        --        --     (7.67)(3)    (7.15)       --       --    16.67

FDS          New Discovery Series -
             Service Class
             (5/00; 5/98)(1),(9)                       --        --        --     (3.36)(3)    (2.98)       --       --    21.82

           Putnam Variable Trust

FPH          Putnam VT High Yield -
             Class IB Shares
             (5/99; 2/88)(1),(10)                   (9.33)       --        --     (6.00)       (9.33)     2.29     9.88     6.83

FIN          Putnam VT International New
             Opportunities Fund - Class
             IB Shares (5/00; 1/97)(1),(10)            --        --        --    (28.00)(3)   (39.21)       --       --     8.43

FNO          Putnam VT New Opportunities
             Fund - Class IA Shares
             (11/96; 5/94)(1)                      (26.75)       --        --     15.52       (26.75)    15.12       --    18.62

FVS          Putnam VT Vista Fund -
             Class IB Shares
             (5/00; 1/97)(1),(10)                      --        --        --     (9.47)(3)    (4.94)       --       --    20.13


--------------------------------------------------------------------------------
20 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

AVERAGE ANNUAL TOTAL RETURN WITHOUT REFLECTING THE 5% PREMIUM EXPENSE CHARGE FOR
PERIOD ENDING DEC. 31, 2000 (CONTINUED)
                                                              PERFORMANCE SINCE                            PERFORMANCE SINCE
                                                        COMMENCEMENT OF THE SUBACCOUNT                 COMMENCEMENT OF THE FUND
                                                                                    SINCE                                  SINCE
SUBACCOUNT INVESTING IN                             1 YEAR    5 YEARS  10 YEARS  COMMENCEMENT  1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
           Royce

FMI          Micro-Cap Portfolio
             (5/00; 12/96)(1)                          --%       --%       --%    14.70%(3)    17.49%       --%      --%   16.59%

           Third Avenue

FVA          Value Portfolio (5/00; 9/99)(1)           --        --        --     26.20(3)     39.25        --       --    37.80

           Wanger

FIC          International Small Cap
             (5/00; 5/95)(1)                           --        --        --    (25.86)(3)   (28.59)    18.75       --    22.52

FSP          U.S. Small Cap (5/00; 5/95)(1)            --        --        --      5.68(3)     (8.98)    17.73       --    18.45

(1) (Commencement date of the subaccount; Commencement date of the fund.)

(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.

(3) Cumulative return (not annualized) since commencement date of the subaccount.

(4) Cumulative return (not annualized) since commencement date of the fund.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 shares. For periods beginning Jan. 6, 1999, results reflect an additional 12b-1 fee expense which also affects all future performance.

(6) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(7) CORE-SM-is a service mark of Goldman, Sachs & Co.

(8) The return shown for the Service shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional shares) prior to Dec. 31, 1999, restated based on Service shares' estimated fees and expenses (ignoring any fee and expense limitations).

(9) Service Class shares commenced operations in 5/00. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the Class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(10) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 21

THE FIXED ACCOUNT

You can allocate premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts").

The fixed account is the general investment account of IDS Life. It includes all assets owned by IDS Life other than those in the variable account and other separate accounts. Subject to applicable law, IDS Life has sole discretion to decide how assets of the fixed account will be invested.


Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, IDS Life guarantees that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.0%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on the continued claims-paying ability of IDS Life. IDS Life bears the full investment risk for amounts allocated to the fixed account. IDS Life is not obligated to credit interest at any rate higher than 4.0%, although we may do so at our sole discretion. Rates higher than 4.0% may change from time to time, at the discretion of IDS Life, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing IDS Life policies, product design, competition and IDS Life's revenues and expenses.


We will not credit interest in excess of 4.0% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to IDS Life's home office. In your application, you:

-   select a specified amount of insurance;

-   select a death benefit option;

-   designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: IDS Life generally will not issue a policy where the proposed insured is over the insurance age of 80. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges" and "Optional Insurance Benefits.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you.

INCONTESTABILITY: IDS Life will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the policy.


--------------------------------------------------------------------------------
22 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

RIGHT TO EXAMINE POLICY

You may return your policy for any reason and receive a full refund of all premiums paid. To do so, you must mail or deliver the policy to IDS Life's home office or your financial advisor with a written request for cancellation:

- by the 10th day after you receive it (15th day in Colorado, 20th day in Idaho and North Dakota).

On the date your request is postmarked or received, the policy will immediately be considered void from the start.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, IDS LIFE REQUIRES THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE NLG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (IDS Life must approve payment at any other interval). We show this premium schedule in your policy.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the no lapse guarantee in effect.

You may also change the amount and frequency of scheduled premium payments by written request. IDS Life reserves the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. IDS Life reserves the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums you pay during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as you pay them or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees, charges and expenses.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into a cash value, which we then convert into accumulation units of the second subaccount.

KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE

The NLG provides that your policy will remain in force until the insured's attained age 70 (or five policy years, if later) (always five policy years if the policy is purchased in Massachusetts or Texas), even if the cash surrender value is insufficient to pay the monthly deduction. The NLG will stay in effect as long as:

-   the sum of premiums paid; minus

-   partial surrenders; minus

-   outstanding indebtedness; equals or exceeds

-   the minimum monthly premiums due since the policy date.

The minimum monthly premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG in effect, the no lapse guarantee will terminate. In addition, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction.

The no-lapse guarantee period may be reinstated within two years of its termination if the policy is in force.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 23

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

IDS Life will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, IDS Life will require:

-   a written request;

-   evidence satisfactory to IDS Life that the insured remains insurable;

-   payment of the required reinstatement premium; and

-   payment or reinstatement of any indebtedness.

The reinstatement premium is the required premium to reinstate the policy.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (See "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

LOADS, FEES AND CHARGES

POLICY CHARGES COMPENSATE IDS LIFE FOR:

-   providing the insurance benefits of the policy;

-   issuing the policy;

-   administering the policy;

-   assuming certain risks in connection with the policy; and

-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 5% of each premium payment. It partially compensates IDS Life for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.    the cost of insurance for the policy month;

2.    the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.


--------------------------------------------------------------------------------
24 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction, or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the no lapse guarantee is in effect. (See "No Lapse Guarantee;" also "Grace Period" and "Reinstatement.")

Components of the monthly deduction:

1. Cost of Insurance: primarily, the cost of providing the death benefit under your policy. It depends on:

-   the amount of the death benefit;

-   the policy value; and

-   the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a x (b - c)] + d where:

(a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

(b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces IDS Life's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.0%).

(c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, and any charges for optional riders.

(d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

2. POLICY FEE: $5 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above. This charge reimburses IDS Life for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Optional Insurance Benefits.)"

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will assess a surrender charge.

The surrender charge reimburses IDS Life for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of 10 policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. We will show the additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the 10th year following the increase.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 25

The following example illustrates how we calculate the maximum surrender charge for a male, insurance age 35 qualifying for nonsmoker rates. We assume the specified amount to be $100,000.

               LAPSE OR SURRENDER
              AT BEGINNING OF YEAR                 SURRENDER CHARGE
                       1                                $901.00
                       2                                 901.00
                       3                                 901.00
                       4                                 901.00
                       5                                 901.00
                       6                                 901.00
                       7                                 720.80
                       8                                 540.60
                       9                                 360.40
                      10                                 180.20
                      11                                   0.00

From the beginning of year 6 to the end of year 10, the amounts shown decrease on a monthly basis.

The maximum surrender charge is the rate from the table below multiplied by the number of thousands of dollars of initial specified amount. For example, a male age 20 with a nonsmoker risk classification and an initial specified amount of $50,000 will have a maximum surrender charge of $6.61 multiplied by 50 or $330.50. As another example, a female age 75 with a smoker risk classification and an initial specified amount of $5,000,000 will have a maximum surrender charge of $44.25 multiplied by 5,000 or $221,250.

MAXIMUM SURRENDER CHARGES (RATE PER THOUSAND OF INITIAL SPECIFIED AMOUNT)

                                                STANDARD            STANDARD
AGE                                               MALE               FEMALE
 0                                                 $5.44               $5.13
 1                                                  5.40                5.11
 2                                                  5.45                5.14
 3                                                  5.50                5.18
 4                                                  5.55                5.22
 5                                                  5.61                5.27
 6                                                  5.67                5.31
 7                                                  5.73                5.36
 8                                                  5.81                5.42
 9                                                  5.88                5.47
10                                                  5.96                5.53
11                                                  6.05                5.60
12                                                  6.14                5.66
13                                                  6.23                5.73
14                                                  6.33                5.81
15                                                  6.43                5.88
16                                                  6.52                5.96
17                                                  6.62                6.04
18                                                  6.72                6.13
19                                                  6.82                6.22


--------------------------------------------------------------------------------
26 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

MAXIMUM SURRENDER CHARGES (RATE PER THOUSAND OF INITIAL SPECIFIED AMOUNT) (CONTINUED)

                                               NONSOMOKER STANDARD  NONSMOKER STANDARD
AGE                                               MALE      MALE     FEMALE    FEMALE
20                                               $  6.61   $  7.47   $  6.19   $  6.61
21                                                  6.70      7.60      6.29      6.72
22                                                  6.81      7.74      6.38      6.84
23                                                  6.92      7.89      6.48      6.97
24                                                  7.04      8.05      6.59      7.10
25                                                  7.16      8.22      6.71      7.24
26                                                  7.30      8.41      6.83      7.39
27                                                  7.45      8.61      6.95      7.54
28                                                  7.60      8.82      7.09      7.70
29                                                  7.77      9.05      7.23      7.88
30                                                  7.94      9.29      7.38      8.06
31                                                  8.13      9.55      7.54      8.25
32                                                  8.33      9.83      7.70      8.46
33                                                  8.54     10.12      7.88      8.67
34                                                  8.77     10.44      8.07      8.90
35                                                  9.01     10.77      8.26      9.14
36                                                  9.26     11.12      8.47      9.39
37                                                  9.53     11.49      8.69      9.66
38                                                  9.81     11.88      8.92      9.94
39                                                 10.11     12.30      9.16     10.23
40                                                 10.42     12.74      9.42     10.54
41                                                 10.76     13.20      9.69     10.86
42                                                 11.12     13.69      9.97     11.19
43                                                 11.49     14.21     10.27     11.54
44                                                 11.89     14.75     10.58     11.91
45                                                 12.32     15.33     10.91     12.30
46                                                 12.77     15.94     11.26     12.70
47                                                 13.25     16.58     11.63     13.13
48                                                 13.75     17.26     12.02     13.58
49                                                 14.30     17.99     12.44     14.05
50                                                 14.87     18.75     12.88     14.55
51                                                 15.49     19.57     13.35     15.08
52                                                 16.15     20.44     13.84     15.64
53                                                 16.85     21.35     14.37     16.23
54                                                 17.60     22.32     14.93     16.85
55                                                 18.39     23.35     15.52     17.51
56                                                 19.24     24.43     16.15     18.20
57                                                 20.15     25.58     16.83     18.94
58                                                 21.11     26.79     17.55     19.73
59                                                 22.15     28.08     18.32     20.58
60                                                 23.26     29.46     19.16     21.49
61                                                 24.45     30.93     20.06     22.48
62                                                 25.72     32.50     21.03     23.54
63                                                 27.09     34.16     22.08     24.68



--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 27

MAXIMUM SURRENDER CHARGES (RATE PER THOUSAND OF INITIAL SPECIFIED AMOUNT) (CONTINUED)
                                               NONSOMOKER STANDARD  NONSMOKER STANDARD
AGE                                               MALE      MALE     FEMALE    FEMALE
64                                                $28.55    $35.92    $23.20    $25.90
65                                                 30.11     37.78     24.40     27.19
66                                                 31.78     39.74     25.69     28.57
67                                                 33.57     41.81     27.07     30.04
68                                                 35.50     44.02     28.56     31.63
69                                                 37.57     46.37     30.19     33.35
70                                                 39.81     47.51     31.97     35.23
71                                                 42.23     47.51     33.91     37.29
72                                                 44.78     47.51     36.03     39.54
73                                                 45.48     47.51     38.34     41.98
74                                                 45.48     47.51     40.85     44.10
75                                                 45.48     47.51     43.06     44.25
76                                                 45.48     47.51     43.32     44.25
77                                                 45.48     47.51     43.32     44.25
78                                                 45.48     47.51     43.32     44.25
79                                                 45.48     47.51     43.32     44.25
80                                                 45.48     47.51     43.32     44.25
81                                                 45.48     47.51     43.32     44.25
82                                                 45.48     47.51     43.32     44.25
83                                                 45.48     47.51     43.32     44.25
84                                                 45.48     47.51     43.32     44.25
85                                                 45.48     47.51     43.32     44.25

PARTIAL SURRENDER FEE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the average daily net asset value of the subaccounts for the first 10 policy years and 0.45% thereafter. We reserve the right to charge up to 0.9% for all policy years. Computed daily, the charge compensates IDS Life for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to IDS Life for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. IDS Life will make up any further deficit from its general assets.


TRANSFER CHARGE

WE RESERVE THE RIGHT TO LIMIT TRANSFERS BY MAIL OR TELEPHONE TO FIVE PER POLICY YEAR. IF, IN ALTERNATIVE, WE ALLOW MORE THAN FIVE TRANSFERS BY MAIL OR TELEPHONE PER POLICY YEAR, WE RESERVE THE RIGHT TO ASSESS A FEE FOR EACH TRANSFER IN EXCESS OF FIVE MADE BY MAIL OR TELEPHONE. WE GUARANTEE THAT THIS FEE WILL NOT EXCEED $25.00 PER TRANSFER FOR THE DURATION OF YOUR POLICY.


OPTIONAL INSURANCE BENEFITS

THE CHARGE FOR ADDITIONAL INSURANCE BENEFITS ADDED BY RIDER WILL BE SPECIFIED IN THE POLICY OR IN A SUPPLEMENT TO THE POLICY.

OTHER INFORMATION ON CHARGES: IDS Life may reduce or eliminate various fees and charges when we incur lower sales costs and/or perform fewer administrative services than usual.


--------------------------------------------------------------------------------
28 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

FUND EXPENSES

The investment managers and advisers receive fees for their services to the funds. The funds also pay taxes, brokerage commissions and nonadvisory expenses, such as custodian and trustee fees, registration fees for shares, postage, fidelity and security bond costs, legal fees and other miscellaneous fees and charges. The table below will help you understand the expenses that the funds pay.

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                   MANAGEMENT         12b-1         OTHER
                                                                      FEES            FEES         EXPENSES        TOTAL
IDS Life Series Fund, Inc. -

      Equity Portfolio                                                   .70%           --%           .02%        .72%(1)

      Equity Income Portfolio                                            .70            --            .10         .80(1),(2)

      Government Securities Portfolio                                    .70            --            .10         .80(1)

      Income Portfolio                                                   .70            --            .04         .74(1)

      International Equity Portfolio                                     .95            --            .07        1.02(1)

      Managed Portfolio                                                  .70            --            .02         .72(1)

      Money Market Portfolio                                             .50            --            .09         .59(1)

AXP-Registered Trademark- Variable Portfolio -

      Blue Chip Advantage Fund                                           .56           .13            .26         .95(3)

      Bond Fund                                                          .60           .13            .06         .79(4)

      Capital Resource Fund                                              .60           .13            .04         .77(4)

      Cash Management Fund                                               .51           .13            .04         .68(4)

      Diversified Equity Income Fund                                     .56           .13            .26         .95(3)

      Emerging Markets Fund                                             1.13           .13            .43        1.69(3)

      Extra Income Fund                                                  .62           .13            .07         .82(4)

      Federal Income Fund                                                .61           .13            .13         .87(3)

      Global Bond Fund                                                   .84           .13            .10        1.07(4)

      Growth Fund                                                        .64           .13            .18         .95(3)

      International Fund                                                 .82           .13            .07        1.02(4)

      Managed Fund                                                       .59           .13            .03         .75(4)

      New Dimensions Fund-Registered Trademark-                          .60           .13            .05         .78(4)

      S&P 500 Index Fund                                                 .28           .13            .07         .48(3)

      Small Cap Advantage Fund                                           .75           .13            .31        1.19(3)

      Strategy Aggressive Fund                                           .59           .13            .05         .77(4)

AIM V.I.

      Capital Appreciation Fund                                          .61            --            .21         .82(5)

      Capital Development Fund                                           .75            --            .63        1.38(5),(6)

      Growth and Income Fund                                             .60            --            .24         .84(5)

American Century VP

      International                                                     1.23            --             --        1.23(7)

      Value                                                             1.00            --             --        1.00(7)

Calvert Variable Series, Inc.

      Social Balanced Portfolio                                          .70            --            .16         .86(8)


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 29

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE
REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
(CONTINUED)

                                                                   MANAGEMENT         12b-1         OTHER
                                                                      FEES            FEES         EXPENSES        TOTAL
Credit Suisse Warburg Pincus Trust

      Emerging Growth Portfolio (previously Warburg
      Pincus Trust - Emerging Growth Portfolio)                          .90%           --%           .35%       1.25%(9)

      Small Company Growth Portfolio (previously Warburg
      Pincus Trust - Small Company Growth Portfolio)                     .90            --            .21        1.11(9)

Fidelity VIP

      III Growth & Income Portfolio (Service Class)                      .48           .10            .11         .69(10)

      III Mid Cap Portfolio (Service Class)                              .57           .10            .17         .84(10)

      Overseas Portfolio (Service Class)                                 .72           .10            .17         .99(10)

FTVIPT

      Franklin Real Estate Fund - Class 2                                .58           .25            .02         .85(11),(12)

      Franklin Value Securities Fund - Class 2                           .58           .25            .26        1.09(12),(13)

      Templeton International Securities Fund - Class 2                  .67           .25            .20        1.12(12)

      Templeton International Smaller Companies Fund - Class 2           .85           .25            .26        1.36(12)

Goldman Sachs VIT

      CORE-SM-Small Cap Equity Fund                                      .75            --            .25        1.00(14)

      CORE-SM-U.S. Equity Fund                                           .70            --            .20         .90(14)

      Mid Cap Value Fund                                                 .80            --            .25        1.05(14)

Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares                        .65           .25            .02         .92(15)

      Global Technology Portfolio: Service Shares                        .65           .25            .04         .94(15)

      International Growth Portfolio: Service Shares                     .65           .25            .06         .96(15)

Lazard Retirement Series

      International Equity Portfolio                                     .75           .25            .25        1.25(16)

MFS-Registered Trademark-

      Investors Growth Stock Series - Service Class
      (previously MFS-Registered Trademark- Growth Series)               .75           .20            .16        1.11(17),(18),(19)

      New Discovery Series - Service Class                               .90           .20            .16        1.26(17),(18),(19)

Putnam Variable Trust

      Putnam VT High Yield Fund - Class IB Shares                        .66           .25            .08         .99(20)

      Putnam VT International New Opportunities Fund -
      Class IB Shares                                                   1.00           .25            .21        1.46(20)

      Putnam VT New Opportunities Fund - Class IA Shares                 .52            --            .05         .57(5)

      Putnam VT Vista Fund - Class IB Shares                             .60           .25            .07         .92(20)

Royce

      Micro-Cap Portfolio                                               1.25            --            .10        1.35(21)

Third Avenue

      Value Portfolio                                                    .90            --            .40        1.30(22)

Wanger

      International Small Cap                                           1.20            --            .21        1.41(5),(23)

      U.S. Small Cap                                                     .95            --            .05        1.00(5),(23)


--------------------------------------------------------------------------------
30 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

(1)  Annual operating expenses for the fiscal year ending April 30, 2000.

(2) IDS Life has agreed to a voluntary limit of 0.1%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. If the 0.1% limitation had not been in place, these other expenses would have been 3.21% for IDS Life Series Fund - Equity Income Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.1%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.

(3) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(5) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(6)  Expenses have been restated to reflect current fees.

(7)  Annualized operating expenses of funds at Dec. 31, 2000.

(8) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(9) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Warburg Pincus Trust Emerging Growth Portfolio (0.90%, 0%, 0.40% and 1.30%) and Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio (0.90%, 0%, 0.23%, 1.13%).

(10) There were no reimbursement or expense reductions for the period ended 12/31/00. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

(11) The Fund administration fee is paid indirectly through the management fee.

(12) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(13) The manager has agreed in advance to make an estimated reduction of 0.02% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.

(14) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.80% and 1.55% for CORE-SM-Small Cap Equity Fund, 0.70%, 0.17%, and 0.87% for CORE-SM-U.S. Equity Fund, and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund.

(15) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Aggressive Growth Portfolio, and International Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.

(16) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.

(17) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(18) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series.

(19) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(20) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(21) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2001 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other Expenses" and "Total Expenses" would be 0.33% and 1.58% for Royce Micro-Cap Portfolio.

(22) The fund's expenses figures are based on actual expensed, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 1.62% and 2.52% for Third Avenue Value Portfolio.

(23) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.


IDS Life has entered into certain arrangements under which it is compensated by the funds' advisors and/or distributors for the administrative services it provides to these funds.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 31

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account.

FIXED ACCOUNT VALUE

The value in the fixed account on the policy date (when the policy is issued) equals the portion of your initial net premium that you have allocated to the fixed account, plus interest accrued before the policy date, minus the portion of the monthly deduction for the first policy month that you have allocated to the fixed account.

On any later date, the value in the fixed account equals:

-   the value on the previous monthly date; plus

-   net premiums allocated to the fixed account since the last monthly date;
    plus

- any transfers to the fixed account from the subaccounts, including loan transfers, since the last monthly date; plus

-   accrued interest on all of the above; minus

- any transfers from the fixed account to the subaccounts, including loan repayment transfers, since the last monthly date; minus

- any partial surrenders or partial surrender fees allocated to the fixed account since the last monthly date; minus

- interest on any transfers or partial surrenders, from the date of the transfer or surrender to the date of calculation; minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account if the date of calculation is a monthly date.

SUBACCOUNT VALUES

The value in each subaccount changes daily, depending on the investment performance of the fund in which that subaccount invests and on other factors detailed below. There is no guaranteed minimum subaccount value. You, as owner, bear the entire investment risk.

CALCULATION OF SUBACCOUNT VALUE: The value of each subaccount on the policy date equals:

-   the portion of your initial net premium allocated to the subaccount; plus

-  interest accrued before the policy date; minus

- the portion of the monthly deduction for the first policy month allocated to that subaccount.

The value of each subaccount on each valuation date equals:

- the value of the subaccount on the preceding valuation date, multiplied by the net investment factor for the current valuation period (explained below); plus

- net premiums received and allocated to the subaccount during the current valuation period; plus

- any transfers to the subaccount (from the fixed account or other subaccounts, including loan repayment transfers) during the period; minus

- any transfers from the subaccount including loan transfers during the current valuation period; minus

- any partial surrenders and partial surrender fees allocated to the subaccount during the period; minus

- any portion of the monthly deduction allocated to the subaccount during the period.

The net investment factor measures the investment performance of a subaccount from one valuation period to the next. Because performance may fluctuate, the value of a subaccount may increase or decrease from day to day.

ACCUMULATION UNITS: We convert the policy value to each subaccount into accumulation units. Each time you direct a premium payment or transfer policy value into one of the subaccounts, a certain number of accumulation units are credited to your policy for that subaccount. Conversely, each time you take a partial surrender or transfer value out of a subaccount, a certain number of accumulation units are subtracted.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund and on certain charges. Here's how unit values are calculated:

NUMBER OF UNITS: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.


--------------------------------------------------------------------------------
32 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

ACCUMULATION UNIT VALUE: The current value for each subaccount equals the last value times the current net investment factor.

NET INVESTMENT FACTOR: Determined at the end of each valuation period, this factor equals: (a divided by b) - c,

where:

(a) equals:

-   net asset value per share of the fund; plus

- per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus

- any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b) equals:

- net asset value per share of the fund at the end of the preceding valuation period; plus

- any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge, as described in "Loads, Fees and Charges," above.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments allocated to the subaccounts;

-   transfers into or out of the subaccount(s);

-   partial surrenders and partial surrender fees;

-   surrender charges; and/or

-   monthly deductions.

Accumulation unit values will fluctuate due to:

-   changes in underlying funds(s) net asset value;

-   dividends distributed to the subaccount(s);

-   capital gains or losses of underlying funds;

-   fund operating expenses; and/or

-   mortality and expense risk charges.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 33

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies.

If that death is prior to the insured's attained insurance age 100, the amount payable is based on the specified amount and death benefit option (described below) that you have selected, less any indebtedness.

If the insured's death is on or after the attained insurance age 100, the amount payable is the cash surrender value.

OPTION 1 (LEVEL AMOUNT): Under this option, the policy's value is part of the specified amount. The Option 1 death benefit is the greater of:

-   the specified amount on the date of the insured's death; or

- the applicable percentage of the policy value on the date of the insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table below.)

APPLICABLE PERCENTAGE TABLE

INSURED'S ATTAINED      APPLICABLE PERCENTAGE        INSURED'S ATTAINED       APPLICABLE PERCENTAGE
INSURANCE AGE              OF POLICY VALUE            INSURANCE AGE               OF POLICY VALUE
   40 or younger                   250%                    61                          128%
   41                              243                     62                          126
   42                              236                     63                          124
   43                              229                     64                          122
   44                              222                     65                          120
   45                              215                     66                          119
   46                              209                     67                          118
   47                              203                     68                          117
   48                              197                     69                          116
   49                              191                     70                          115
   50                              185                     71                          113
   51                              178                     72                          111
   52                              171                     73                          109
   53                              164                     74                          107
   54                              157                  75-95                          105
   55                              150                     96                          104
   56                              146                     97                          103
   57                              142                     98                          102
   58                              138                     99                          101
   59                              134                    100                          100
   60                              130

The percentage is designed to ensure that the policy meets the provisions of federal tax law which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under this option, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

-   the policy value plus the specified amount; or

- the applicable percentage of policy value (from the preceding table) on the date of the insureds death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES:                                                OPTION 1      OPTION 2
Specified amount                                      $  100,000     $  100,000
Policy value                                          $    5,000     $    5,000
Death benefit                                         $  100,000     $  105,000
Policy value increases to                             $    8,000     $    8,000
Death benefit                                         $  100,000     $  108,000
Policy value decreases to                             $    3,000     $    3,000
Death benefit                                         $  100,000     $  103,000


--------------------------------------------------------------------------------
34 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because IDS Life's net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

- Monthly deduction because the cost of insurance depends upon the specified amount.

-   Minimum monthly premium.

-   Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount at any time. Changes in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85.

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

-   Charges for certain optional insurance benefits may increase.

-   The minimum monthly premium will increase if the NLG is in effect.

-   The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly anniversary. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the NLG in effect.

DECREASES: Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

-   Charges for certain optional insurance benefits may decrease.

-   The minimum monthly premium will decrease if the NLG is in effect.

-   The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-   First from the portion due to the most recent increase;

-   Next from portions due to the next most recent increases successively; and

-   Then from the initial specified amount when the policy was issued.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 35

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-   the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-  the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, IDS Life must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving written notice to IDS Life, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. For most transfers, we will process your transfer request at the end of the valuation period during which your request is received. Currently, there is no charge for transfers. Before transferring policy value, you should consider the risks involved in changing investments.


We may suspend or modify the transfer privilege at any time. Transfers involving the fixed account are subject to the restrictions below.

FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-   For automated transfers -- $50.

From the fixed account to a subaccount:

- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-   For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-   None.

From the fixed account to a subaccount:

-   Entire fixed account balance minus any outstanding indebtedness.


--------------------------------------------------------------------------------
36 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

MAXIMUM NUMBER OF TRANSFERS PER YEAR


Twelve automated transfers per policy year are allowed. In addition, you may make transfers by mail or by telephone, however, we reserve the right to limit transfers by mail or telephone to five per policy year. If, in alternative, we allow more than five transfers by mail or telephone, we reserve the right to assess a fee for each subsequent transfer made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.


TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 BY LETTER:

Regular mail:


IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY PHONE:

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (toll free)


TTY service for the hearing impaired:
(800) 258-8846 (toll free)

- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write to IDS Life and tell us.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES:

-   Minimum automated transfer: $50

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 37

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS
                                                                                                                 NUMBER
                                                                  AMOUNT               ACCUMULATION             OF UNITS
                                            MONTH                INVESTED               UNIT VALUE              PURCHASED
By investing an equal number
of dollars each month                       Jan                    $100                    $20                       5.00
                                            Feb                     100                     16                       6.25
                                            Mar                     100                      9                      11.11
you automatically buy
more units when the                         Apr                     100                      5                      20.00
per unit market price is low...
                                            May                     100                      7                      14.29
                                            June                    100                     10                      10.00
and fewer units                             July                    100                     15                       6.67
when the per unit
market price is high.                       Aug                     100                     20                       5.00
                                            Sept                    100                     17                       5.88
                                            Oct                     100                     12                       8.33

You have paid an average price of only $10.81 per unit over the 10 months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.


POLICY LOANS

You may borrow against your policy by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts" for address and phone numbers for your requests.) We will process your loan request at the end of the valuation period during which your request is received. (Loans by telephone are limited to $50,000.)

INTEREST RATE: The interest rate for policy loans is 6% per year. After the 10th anniversary we expect to reduce the loan interest to 4% per year. Interest is charged daily and due at the end of the policy year.

MINIMUM LOAN: $500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN:

- In Texas, 100% of the policy value in the fixed account, minus a pro rata portion of surrender charges.

-   In Alabama, 100% of the policy value minus surrender charges.

-   In all other states, 90% of the policy value minus surrender charges.

We will compute the maximum loan value as of the end of the valuation period during which we receive your loan request. The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

PAYMENT OF LOANED FUNDS: Generally, we will pay loans within seven days after we receive your request (with certain exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds").

ALLOCATION OF LOANS TO ACCOUNTS: If you do not specify whether the loan is to come from the fixed account or the subaccounts, we will take it from the subaccounts and the fixed account in proportion to their values, minus indebtedness. When we make a loan from a subaccount, we redeem accumulation units and the proceeds transferred into the fixed account. We will credit the loaned amount with 4.0% annual interest.


--------------------------------------------------------------------------------
38 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

REPAYMENTS: We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST: If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECTS OF POLICY LOANS: If you do not repay your loan, it will reduce the death benefit and cash surrender value. Even if you do repay it, your loan can have a permanent effect on death benefits and policy values, because money borrowed against the subaccounts will not share in the investment results of the relevant fund(s).

A loan may terminate the no lapse guarantee. We deduct the loan amount from the total premiums you pay, which may reduce the total below the level required to keep the NLG in effect.

TAXES: If your policy lapses or you surrender it with an outstanding indebtedness, and the amount of outstanding indebtedness plus the cash surrender value is more than the sum of premiums you paid, you generally will be liable for taxes on the excess. (See "Federal Taxes.")

POLICY SURRENDERS

You may surrender your policy in full or in part by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts.") We will process your surrender request at the end of the valuation period during which we receive your request. We may require you to return your policy.

We normally will process your payment within seven days; however, we reserve the right to defer payment. (See "Deferral of Payments," under "Payment of Policy Proceeds.")

TOTAL SURRENDERS

If you totally surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $50,000.) We will charge you a partial surrender fee, described under "Loads, Fees and Charges."

ALLOCATION OF PARTIAL SURRENDERS

Unless you specify otherwise, IDS Life will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECT OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee.

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the no lapse guarantee. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the no lapse guarantee in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee. IDS Life will deduct this decrease from the current specified amount in this order:

    1. First from the specified amount provided by the most recent increase;

    2. Next from the next most recent increases successively;

    3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. IDS Life will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 39

TAXES

Upon surrender, you generally will be liable for taxes on any excess of the cash surrender value plus outstanding indebtedness over the premium paid. (See "Federal Taxes.")

EXCHANGE RIGHT

For two years after we issue the policy, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We automatically will credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the method of funding the policy value will be affected.

In Connecticut, during the first 18 months after the policy is issued, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

We will not require evidence of insurability. We will require that:

1. this policy is in force; and

2. your request is in writing; and

3. you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both this policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

OPTIONAL INSURANCE BENEFITS

You may choose to add the following benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). More detailed information on these benefits is in your policy.

WAIVER OF MONTHLY DEDUCTION (WMD)

Under WMD, we will waive the monthly deduction if the insured becomes totally disabled.

ACCIDENTAL DEATH BENEFIT (ADB)

ADB provides an additional death benefit if the insured's death is caused by accidental injury.

OTHER INSURED RIDER (OIR)

OIR provides a level, adjustable death benefit on the life of each other insured covered.

CHILDREN'S INSURANCE RIDER (CIR)

CIR provides level term coverage on each eligible child.

AUTOMATIC INCREASE BENEFIT RIDER (AIB)

AIB provides an increase in the specified amount at a designated percentage on each policy anniversary until insured's attained age 65.

ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS (ABRTI)

If the insured is terminally ill and death is expected to occur within six months, the rider provides that you can withdraw a portion of the death benefit prior to death. This rider is not available in all states.


--------------------------------------------------------------------------------
40 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

PAYMENT OF POLICY PROCEEDS

Proceeds will be paid when:

-   you surrender the policy; or

-   the insured dies.

We pay all proceeds by check. We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on single sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS: During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum: $5,000). We will transfer any such amount to IDS Life's general account. Unless we agree otherwise, payments under all options must be made to a natural person.

You may also make a written request to change a prior choice of payment option, if we agree, or to elect a payment option other than the three below.

If you elect a payment option for pre-death proceeds, payments under this option may be subject to federal income tax as ordinary income. If you elect Option A, the full pre-death proceeds will be taxed as a full surrender or maturity as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The interest paid under Option A will be ordinary income subject to income tax in the year earned. The interest payments will not be subject to the 10% penalty tax.

If you elect Option B or Option C for payment of pre-death proceeds, any indebtedness at the time of election will be taxed as a partial surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. We will use the remainder of the proceeds will be used to make payments under the option elected. A portion of each payment will be taxed as ordinary income and a portion of each payment will be considered a return of the investment in the policy and will not be taxed. We describe an owner's investment in the policy in "Taxation of Policy Proceeds." All payments made after the investment in the policy is fully recovered will be subject to tax. Amounts paid under Option B or Option C that are subject to tax may also be subject to an additional 10% penalty tax. (See "Penalty tax".)

Death benefit proceeds applied to any payment option are not considered part of the beneficiary's income and thus are not subject to federal income tax. Payments of interest under Option A will be ordinary income subject to tax. Under Option B or Option C, a portion of each payment will be ordinary income subject to tax and a portion of each payment will be considered a return of the beneficiary's investment in the policy. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.

OPTION A: INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B: PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

               PAYMENT PERIOD                       MONTHLY PAYMENT PER $1,000
                   (YEARS)                             PLACED UNDER OPTION B
                      10                                         $9.61
                      15                                          6.87
                      20                                          5.51
                      25                                          4.71
                      30                                          4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C: LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 41

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT     CALENDAR YEAR OF PAYEE'S BIRTH    ADJUSTMENT
Before 1920                            0                 1945 - 1949                    6
1920 - 1924                            1                 1950 - 1959                    7
1925 - 1929                            2                 1960 - 1969                    8
1930 - 1934                            3                 1970 - 1979                    9
1935 - 1939                            4                 1980 - 1989                   10
1940 - 1944                            5                 After 1989                    11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

                                         LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
                            -------------------------------------------------------------------------
                                 10 YEARS                   15 YEARS                    20 YEARS
ADJUSTED AGE PAYEE            MALE     FEMALE             MALE     FEMALE            MALE    FEMALE
50                            $4.22     $3.89            $4.17      $3.86            $4.08     $3.82
55                             4.62      4.22             4.53       4.18             4.39      4.11
60                             5.14      4.66             4.96       4.57             5.71      4.44
65                             5.81      5.22             5.46       5.05             5.02      4.79
70                             6.61      5.96             5.96       5.60             5.27      5.12
75                             7.49      6.89             6.38       6.14             5.42      5.35

DEFERRAL OF PAYMENTS: We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-   the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them; both the laws and their interpretation may change.

As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. IDS Life reserves the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

IDS LIFE'S TAX STATUS

IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in IDS Life's tax status as we currently understand it.


--------------------------------------------------------------------------------
42 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

TAXATION OF POLICY PROCEEDS

The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

SOURCE OF PROCEEDS                          TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------------------------------------
FULL SURRENDER:                             Amount received plus any indebtedness, minus your investment in the policy.*

LAPSE:                                      Any outstanding indebtedness minus your investment in the policy.*

PARTIAL SURRENDERS (MODIFIED ENDOWMENTS):   Lesser of: The amount received or policy value minus your investment in the policy.*

POLICY LOANS AND ASSIGNMENTS (MODIFIED      Lesser of: The amount of the loan/assignment or policy value minus your investment in
ENDOWMENTS):                                the policy.*

PARTIAL SURRENDERS (OTHER POLICIES):        Generally, if the amount received is greater than your investment in the policy,* the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

POLICY LOANS AND ASSIGNMENTS (OTHER
POLICIES):                                  None

PAYMENT OPTIONS:                            If proceeds of the policy will be paid under one of the payment options, see the
                                            "Payment option" section for tax information.
------------------------------------------------------------------------------------------------------------------------------------

* The owner's investment is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.

MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-   you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds payable upon death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment if premiums you pay in the early years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENTS: The IRS treats all modified endowments issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

-   the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 43

OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

OTHER TAXES: Federal estate tax, state and local estate tax, inheritance tax, gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances.

TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.

IDS LIFE


IDS Life is a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 AXP Financial Center, Minneapolis, MN 55474.


IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York. A wholly owned subsidiary of IDS Life, IDS Life Insurance Company of New York, conducts a substantially identical business in New York.

IDS Life has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.

OWNERSHIP

IDS Life is a wholly owned subsidiary of American Express Financial Corporation
(AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

Besides managing investments for all funds in the American Express-Registered Trademark- Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets under management as of the most recent fiscal year were more than $239 billion.

STATE REGULATION

IDS Life is subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, IDS Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. IDS Life files an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which IDS Life does business. IDS Life's books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies.

DISTRIBUTION OF THE POLICY

IDS Life is the sole distributor of the policy. IDS Life is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD). Representatives of IDS Life are licensed insurance and annuity agents and are registered with the NASD as representatives of IDS Life.


IDS Life pays its representatives a commission of up to 81% of the initial target premium (annualized) in the first three years when the policy is sold, plus up to 3% of all premiums in excess of the target premium. Each year, IDS Life pays a service fee of .125% or less of the policy value, net of indebtedness. IDS Life pays additional commissions if an increase in coverage occurs.



--------------------------------------------------------------------------------
44 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 2000 and 1999, and for each of the three years in the period ended Dec. 31, 2000, and the individual and combined financial statements of the segregated asset subaccounts of the IDS Life Variable Life Separate Account - Flexible Premium Variable Life Subaccounts at Dec. 31, 2000, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

Actuarial matters included in the prospectus have been examined by Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development, as stated in his opinion filed as an exhibit to the Registration Statement.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 45

MANAGEMENT OF IDS LIFE


DIRECTORS

GUMER C. ALVERO
Director and Executive Vice President - Annuities since March 2001; Vice President - Variable Annuities, AEFC, since April 1998; Executive Assistant to President/CEO from April 1996 to April 1998.

TIMOTHY V. BECHTOLD

Director and President since March 2001; Executive Vice President - Risk Management Products from 1995 to 2001. Vice President - Risk Management Products, AEFC, since 1995.

PAMELA J. MORET

Chairman of the Board since August 2000; Director since February 2000 and Chief Executive Officer since March 2001. Director and Senior Vice President Products Group, AEFC, since October 1999; Vice President - Variable Assets, AEFC, from 1997 to 1999; Vice President - Retail Services Group, AEFC, from 1996 to 1997.

BARRY J. MURPHY

Director and Executive Vice President, Client Service, since March 1994. Director and Senior Vice President, AEFC, since May 1994.

STUART A. SEDLACEK

Director since 1994; Executive Vice President since 1998; Director, Senior Vice President and Chief Financial Officer, AEFC, since 1998. Vice President, AEFC, from 1988 to 1998.

OFFICERS OTHER THAN DIRECTORS

PHILIP C. WENTZEL

Vice president and Controller since 1998; Vice President - Finance, Risk Management Products, AEFC since 1997; and Director of Financial Reporting and Analysis from 1992 to 1997.

TIMOTHY S. MEEHAN

Secretary since December 2000; Secretary of AEFC, American Express Financial Advisors Inc. and IDS Life Series Fund, Inc. AEFC since October 1995; Senior Counsel, AEFC, from 1990 to 1995.

TERESA J. RASMUSSEN

Vice President and General Counsel since August 2000; Vice President and Assistant General Counsel, AEFC, since August 2000; Assistant Vice President, AEFC, from October 1995 to August 2000.

The address for all the directors and principal officers is: 70100 AXP Financial Center, Minneapolis, MN 55474.

The officers, employees and sales force of IDS Life are bonded, in the amount of $100 million, by virtue of a blanket fidelity bond issued by American Express Company by Saint Paul Fire and Marine, the lead underwriter.


--------------------------------------------------------------------------------
46 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

OTHER INFORMATION

The variable account has filed a registration statement with the SEC. For further information concerning the policy, the variable account and IDS Life, please refer to the registration statement. You can find the registration statement on the SEC's web site at (http://www.sec.gov).

SUBSTITUTION OF INVESTMENTS

We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in the judgment of IDS Life the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.

In the event of any such substitution or change, IDS Life may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. IDS Life will notify owners within five days of any substitution or change.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. Each share of a fund has one vote. On some issues, such as election of directors of IDS Life Series Fund, all shares of the IDS Life Series Fund Portfolios vote together as one series. When electing directors, all shares of IDS Life Series Fund Portfolios have cumulative voting rights. Cumulative voting means that shareholders are entitled to a number of votes equal to the number of shares they hold multiplied by the number of directors to be elected and they have the right to divide votes among candidates.

On an issue affecting only one fund -- for example, a fundamental investment restriction pertaining only to that fund -- its shares vote as a separate series. If shareholders of a particular fund vote approval of an agreement, the agreement becomes effective with respect to that fund, whether or not it is approved by shareholders of the other funds.

IDS Life is the owner of all fund shares and therefore holds all voting rights. However, IDS Life will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. IDS Life also will vote fund shares that are not otherwise attributable to owners in the same proportion as those shares in that subaccount for which we receive instructions.

We determine the number of fund shares in each subaccount for which you may give instructions by applying your percentage interest in the subaccount to the total number of votes attributable to the subaccount. We will determine that number as of a date we choose that is 60 days or less before the meeting of the fund. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

Under certain conditions, IDS Life may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. If IDS Life does disregard voting instructions, we will advise you of that action and the reasons for in our next report to owners.

REPORTS

At least once a year IDS Life will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits may change with the investment experience of the subaccount. The tables show how these amounts might vary, for a 35-year-old male nonsmoker, under Death Benefit Option 1, if:

-   the annual rate of return of the fund is 0%, 6% or 12%.

- the cost of insurance rates and policy fees are current rates or guaranteed rates and fees.

This type of illustration involves a number of detailed assumptions. (See chart, "Understanding the Illustrations.") To the extent that your own circumstances differ from those assumed in the illustrations, your expected results also would differ.

Upon request, we will furnish you with comparable tables illustrating death benefits, policy values and cash surrender values based on the actual age of the person you propose to insure and on an initial specified amount and premium payment schedule.

In addition, after you have purchased a policy, you may request illustrations based on policy values at the time of request.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 47

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: assumes uniform, gross, after-tax, annual rates of 0%, 6% or 12% for the fund. Results would differ depending on allocations among the subaccounts, if returns averaged 0%, 6% and 12% for the fund as a whole but differed across portfolios.

INSURED: assumes a male insurance age 35, in a standard risk classification, qualifying for the nonsmoker rate. Results would be lower if the insured were in a substandard risk classification or did not qualify for the non-smoker rate.

PREMIUMS: assumes a $900 premium is paid in full at the beginning of each policy year. Results would differ if premiums were paid on a different schedule.

POLICY LOANS AND PARTIAL WITHDRAWALS: assumes that none have been made. (Since we assume indebtedness is zero, the cash surrender value in all cases equals the policy value minus the surrender charge.)

EFFECT OF EXPENSES AND CHARGES

The death benefit, policy value and cash surrender value reflect the following charges:

-   Premium expense charge: 5% of each premium payment.

- Cost of insurance charge and surrender charge for the sex, age and rate classification for the assumed insured.


-   Policy fee: $5 per month ($7.50 per month guaranteed maximum).


- The expenses paid by the fund and charges made against the subaccounts as described below:

The net investment return of the subaccounts, shown in the tables, is lower than the gross, after-tax return of the fund or trust because we deducted the expenses paid by the fund and charges made against the subaccounts. These include:

- the daily investment management fee paid by the fund, assumed to be equivalent to an annual rate of 0.73% of the fund's average daily net assets; the assumed investment management fee is approximately equal to a simple average of the investment management fees, based on assets of the subaccounts, of the funds available under the policy. The actual charges you incur will depend on how you choose to allocate policy value. See Fund expenses in the Loads, Fees and Charges section of this prospectus for additional information;


- the 12b-1 fee, assumed to be equivalent to an annual rate of 0.09% of the fund's average daily net assets;


- the daily mortality and expense risk charge, equivalent to 0.9% of the daily net asset value of the subaccounts annually for the first 10 policy years and 0.45% thereafter, we reserve the right to charge up to 0.9% for all policy years; and


- a nonadvisory expense charge assumed to be equivalent to an annual rate of 0.15% of each fund's average daily net assets for direct expenses incurred by the fund. The actual charges you incur will depend on how you choose to allocate policy value. See Fund expenses in the Loads, Fees, and Charges section of this prospectus for additional information.


After deduction of the expenses and charges described above, the illustrated gross annual investment rates of return correspond to the following approximate net annual rates of return:

GROSS ANNUAL            NET ANNUAL RATE OF RETURN FOR    NET ANNUAL RATE OF RETURN FOR   NET ANNUAL RATE OF RETURN FOR
INVESTMENT RATE          "GUARANTEED COSTS ASSUMED"         "CURRENT COSTS ASSUMED"         "CURRENT COSTS ASSUMED"
OF RETURN                       ILLUSTRATION               ILLUSTRATION, YEARS 1-10    ILLUSTRATION, YEARS 11 AND AFTER

   0%                                 (1.87%)                         (1.87%)                           (1.42%)
   6                                   4.13                            4.13                              4.58
  12                                  10.13                           10.13                             10.58

TAXES: Results shown in the tables reflect the fact that IDS Life does not currently charge the subaccounts for federal income tax. If we take such a charge in the future, the portfolios will have to earn more than they do now in order to produce the death benefits and policy values illustrated.

At any time, upon written request by you, we will provide a projection of future death benefits and policy values. The projection will be based on assumptions as to specified amount(s), type of coverage option and future premium payments as are necessary and specified by us and /or you.


--------------------------------------------------------------------------------
48 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III


ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $100,000                        MALE AGE 35                                     CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    NONSMOKER                                        ANNUAL PREMIUM $900
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM
        ACCUMULATED      DEATH BENEFIT(1),(2)                    POLICY VALUE(1),(2)              CASH SURRENDER VALUE(1),(2)
END OF  WITH ANNUAL   ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
------------------------------------------------------------------------------------------------------------------------------------
   1    $   945   $100,000   $100,000   $100,000         $   612   $    656  $     700          $  --    $    --     $   --
   2      1,937    100,000    100,000    100,000           1,205      1,331      1,463            304        430        562
   3      2,979    100,000    100,000    100,000           1,776      2,024      2,293            875      1,123      1,392
   4      4,073    100,000    100,000    100,000           2,324      2,731      3,193          1,423      1,830      2,292
   5      5,222    100,000    100,000    100,000           2,850      3,458      4,174          1,949      2,557      3,273
   6      6,428    100,000    100,000    100,000           3,351      4,199      5,239          2,630      3,478      4,518
   7      7,694    100,000    100,000    100,000           3,827      4,954      6,397          3,286      4,414      5,856
   8      9,024    100,000    100,000    100,000           4,278      5,726      7,658          3,917      5,365      7,297
   9     10,420    100,000    100,000    100,000           4,701      6,511      9,030          4,521      6,331      8,850
  10     11,886    100,000    100,000    100,000           5,096      7,309     10,523          5,096      7,309     10,523
  11     13,425    100,000    100,000    100,000           5,486      8,153     12,198          5,486      8,153     12,198
  12     15,042    100,000    100,000    100,000           5,846      9,013     14,032          5,846      9,013     14,032
  13     16,739    100,000    100,000    100,000           6,177      9,892     16,043          6,177      9,892     16,043
  14     18,521    100,000    100,000    100,000           6,477     10,787     18,250          6,477     10,787     18,250
  15     20,392    100,000    100,000    100,000           6,744     11,697     20,673          6,744     11,697     20,673
  16     22,356    100,000    100,000    100,000           6,972     12,618     23,333          6,972     12,618     23,333
  17     24,419    100,000    100,000    100,000           7,160     13,549     26,256          7,160     13,549     26,256
  18     26,585    100,000    100,000    100,000           7,299     14,484     29,467          7,299     14,484     29,467
  19     28,859    100,000    100,000    100,000           7,391     15,422     33,002          7,391     15,422     33,002
  20     31,247    100,000    100,000    100,000           7,424     16,357     36,894          7,424     16,357     36,894
age 60   45,102    100,000    100,000    100,000           6,545     20,819     63,411          6,545     20,819     63,411
age 65   62,785    100,000    100,000    131,754           3,267     24,405    107,995          3,267     24,405    107,995
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 49


ILLUSTRATION
------------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $100,000                        MALE AGE 35                                     CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                                    NONSMOKER                                        ANNUAL PREMIUM $900
------------------------------------------------------------------------------------------------------------------------------------
          PREMIUM
        ACCUMULATED      DEATH BENEFIT(1),(2)                    POLICY VALUE(1),(2)              CASH SURRENDER VALUE(1),(2)
END OF  WITH ANNUAL   ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
------------------------------------------------------------------------------------------------------------------------------------
   1   $    945   $100,000   $100,000   $100,000         $   582   $    625   $    668         $   --   $     --   $     --
   2      1,937    100,000    100,000    100,000           1,146      1,269      1,397            245        368        496
   3      2,979    100,000    100,000    100,000           1,689      1,928      2,188            788      1,027      1,287
   4      4,073    100,000    100,000    100,000           2,208      2,600      3,045          1,307      1,699      2,144
   5      5,222    100,000    100,000    100,000           2,707      3,291      3,979          1,806      2,390      3,078
   6      6,428    100,000    100,000    100,000           3,180      3,993      4,992          2,459      3,272      4,272
   7      7,694    100,000    100,000    100,000           3,629      4,709      6,093          3,088      4,168      5,552
   8      9,024    100,000    100,000    100,000           4,053      5,439      7,290          3,692      5,079      6,930
   9     10,420    100,000    100,000    100,000           4,451      6,181      8,593          4,270      6,001      8,412
  10     11,886    100,000    100,000    100,000           4,820      6,933     10,008          4,820      6,933     10,008
  11     13,425    100,000    100,000    100,000           5,157      7,694     11,547          5,157      7,694     11,547
  12     15,042    100,000    100,000    100,000           5,465      8,463     13,223          5,465      8,463     13,223
  13     16,739    100,000    100,000    100,000           5,740      9,240     15,048          5,740      9,240     15,048
  14     18,521    100,000    100,000    100,000           5,981     10,021     17,037          5,981     10,021     17,037
  15     20,392    100,000    100,000    100,000           6,185     10,805     19,206          6,185     10,805     19,206
  16     22,356    100,000    100,000    100,000           6,347     11,588     21,572          6,347     11,588     21,572
  17     24,419    100,000    100,000    100,000           6,463     12,365     24,152          6,463     12,365     24,152
  18     26,585    100,000    100,000    100,000           6,527     13,130     26,966          6,527     13,130     26,966
  19     28,859    100,000    100,000    100,000           6,533     13,876     30,038          6,533     13,876     30,038
  20     31,247    100,000    100,000    100,000           6,475     14,598     33,395          6,475     14,598     33,395
age 60   45,102    100,000    100,000    100,000           5,001     17,600     55,724          5,001     17,600     55,724
age 65   62,785    100,000    100,000    112,811             518     18,498     92,468            518     18,498     92,468
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $900 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


--------------------------------------------------------------------------------
50 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Life Separate Account - Flexible Premium Variable Life Subaccounts (comprised of subaccounts U, FEI, Y, V, IL, X, W, FBC, FBD, FCR, FCM, FDE, FEM, FEX, FFI, FGB, FGR, FIE, FMF, FND, FIV, FSM, FSA, FCA, FCD, FGI, FIR, FVL, FSB, FEG, FSC, FGC, FMP, FOS, FRE, FSV, FIF, FIS, FSE, FUE, FMC, FAG, FGT, FIG, FIP, FGW, FDS, FPH, FIN, FNO, FVS, FMI, FVA, FIC and FSP) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Life Separate Account - Flexible Premium Variable Life Subaccounts at December 31, 2000 and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP

Minneapolis, Minnesota

March 23, 2001


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 51

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
DECEMBER 31, 2000                                                       U               FEI              Y              V
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                        $1,162,751,152  $    3,437,496  $   13,321,724  $   90,024,117
                                                                 -------------------------------------------------------------------
   at market value                                                $1,245,953,818  $    3,523,262  $   13,505,255  $   85,470,717
Dividends receivable                                                          --              --          58,112          89,706
Accounts receivable from IDS Life for contract purchase
payments                                                                 245,775              --              --              --
Receivable from mutual funds and portfolios for share
redemptions                                                                   --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                       1,246,199,593       3,523,262      13,563,367      85,560,423
====================================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                        885,873           2,442           9,548          60,984
   Contract terminations                                                      --             674          10,396          23,040
Payable to mutual funds and portfolios for investments
purchased                                                                     --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        885,873           3,116          19,944          84,024
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
accumulation period                                               $1,245,313,720  $    3,520,146  $   13,543,423  $   85,476,399
====================================================================================================================================
Accumulation units outstanding                                       215,262,312       3,643,219       5,713,325      35,690,327
====================================================================================================================================
Net asset value per accumulation unit                             $         5.79  $         0.97  $         2.37  $         2.39
====================================================================================================================================
                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                        ------------------------------------------------
DECEMBER 31, 2000                                                               IL              X               W
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $  349,998,887  $  545,738,243  $   56,622,351
                                                                        ------------------------------------------------
   at market value                                                       $  320,244,664  $  608,923,543  $   56,622,638
Dividends receivable                                                                 --              --         257,906
Accounts receivable from IDS Life for contract purchase payments                 17,007          14,304         349,658
Receivable from mutual funds and portfolios for share redemptions                    --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                320,261,671     608,937,847      57,230,202
====================================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                               227,190         433,558          40,002
   Contract terminations                                                             --              --              --
Payable to mutual funds and portfolios for investments purchased                     --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                               227,190         433,558          40,002
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation
period                                                                   $  320,034,481  $  608,504,289  $   57,190,200
====================================================================================================================================
Accumulation units outstanding                                              148,300,821     143,706,891      31,841,861
====================================================================================================================================
Net asset value per accumulation unit                                    $         2.16  $         4.23  $         1.80
====================================================================================================================================
                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
DECEMBER 31, 2000                                                            FBC         FBD          FCB        FCM
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $  885,516  $  592,471  $  114,432  $4,103,067
                                                                         -----------------------------------------------------------
   at market value                                                       $  821,498  $  600,290  $   96,314  $4,103,175
Dividends receivable                                                             --       3,101          --      17,104
Accounts receivable from IDS Life for contract purchase payments             11,542       7,151       1,518          --
Receivable from mutual funds and portfolios for share redemptions                --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                833,040     610,542      97,832   4,120,279
====================================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                               531         387          64       2,557
   Contract terminations                                                         --          --          --      20,974
Payable to mutual funds and portfolios for investments purchased                 --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                               531         387          64      23,531
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $  832,509  $  610,155  $   97,768  $4,096,748
====================================================================================================================================
Accumulation units outstanding                                              932,662     568,365     114,993   3,973,776
====================================================================================================================================
Net asset value per accumulation unit                                    $     0.89  $     1.07  $     0.85  $     1.03
====================================================================================================================================
                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                         ---------------------------------------
DECEMBER 31, 2000                                                            FDE         FEM          FEX

ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $  264,613  $  124,515  $  784,358
                                                                         ---------------------------------------
   at market value                                                       $  266,972  $  109,124  $  731,195
Dividends receivable                                                             --          --       5,755
Accounts receivable from IDS Life for contract purchase payments              2,382         403       8,888
Receivable from mutual funds and portfolios for share redemptions                --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                269,354     109,527     745,838
====================================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                               182          76         480
   Contract terminations                                                         --          --          --
Payable to mutual funds and portfolios for investments purchased                 --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                               182          76         480
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $  269,172  $  109,451  $  745,358
====================================================================================================================================
Accumulation units outstanding                                              272,852     141,154     804,192
====================================================================================================================================
Net asset value per accumulation unit                                    $     0.99  $     0.78  $     0.93
====================================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
52 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                                    FFI          FGB          FGR          FIE
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $   123,996  $   205,392  $ 5,380,417  $   603,139
                                                                         -----------------------------------------------------------
   at market value                                                       $   126,640  $   213,840  $ 4,466,737  $   470,750
Dividends receivable                                                             525           --           --           --
Accounts receivable from IDS Life for contract purchase payments                 360          794       30,562        5,712
Receivable from mutual funds and portfolios for share redemptions                 --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                 127,525      214,634    4,497,299      476,462
====================================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                                 84          131        2,830          321
   Contract terminations                                                          --           --           --           --
Payable to mutual funds and portfolios for investments purchased                  --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 84          131        2,830          321
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $   127,441  $   214,503  $ 4,494,469  $   476,141
====================================================================================================================================
Accumulation units outstanding                                               118,812      200,321    5,835,019      554,025
====================================================================================================================================
Net asset value per accumulation unit                                    $      1.07  $      1.07  $      0.77  $      0.86
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                         ---------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                                   FMF          FND          FIV
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $   597,937  $39,175,956  $   995,491
                                                                         ---------------------------------------
   at market value                                                       $   560,094  $33,389,969  $   937,614
Dividends receivable                                                              --           --           --
Accounts receivable from IDS Life for contract purchase payments               6,739      119,704       16,203
Receivable from mutual funds and portfolios for share redemptions                 --           --           --
----------------------------------------------------------------------------------------------------------------
Total assets                                                                 566,833   33,509,673      953,817
================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                                287       22,889          578
   Contract terminations                                                          --           --           --
Payable to mutual funds and portfolios for investments purchased                  --           --           --
----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                287       22,889          578
----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $   566,546  $33,486,784  $   953,239
================================================================================================================
Accumulation units outstanding                                               590,535   32,255,078    1,051,789
================================================================================================================
Net asset value per accumulation unit                                    $      0.96  $      1.04  $      0.91
================================================================================================================

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                                   FSM           FSA           FCA           FCD
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $    492,088  $  3,531,767  $  1,855,468  $  1,040,015
                                                                         -----------------------------------------------------------
   at market value                                                       $    479,253  $  2,406,069  $  1,558,023  $  1,026,294
Dividends receivable                                                               --            --            --            --
Accounts receivable from IDS Life for contract purchase payments                9,290        44,328        11,912         8,295
Receivable from mutual funds and portfolios for share redemptions                  --            --         1,006           663
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                  488,543     2,450,397     1,570,941     1,035,252
====================================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                                 301         1,543         1,006           663
   Contract terminations                                                           --            --            --            --
Payable to mutual funds and portfolios for investments purchased                   --            --        11,912         8,295
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 301         1,543        12,918         8,958
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $    488,242  $  2,448,854  $  1,558,023  $  1,026,294
====================================================================================================================================
Accumulation units outstanding                                                490,112     2,824,448     1,776,427     1,024,134
====================================================================================================================================
Net asset value per accumulation unit                                    $       1.00  $       0.87  $       0.88  $       1.00
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                         -------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                                     FGI           FIR           FVL

ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $404,459,150  $  1,107,224  $  9,038,966
                                                                         -------------------------------------------
   at market value                                                       $429,552,535  $  1,073,610  $ 10,468,022
Dividends receivable                                                               --            --            --
Accounts receivable from IDS Life for contract purchase payments              179,941        16,980         9,410
Receivable from mutual funds and portfolios for share redemptions             309,282           694         7,399
--------------------------------------------------------------------------------------------------------------------
Total assets                                                              430,041,758     1,091,284    10,484,831
====================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                             309,282           694         7,399
   Contract terminations                                                           --            --            --
Payable to mutual funds and portfolios for investments purchased              179,941        16,980         9,410
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             489,223        17,674        16,809
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $429,552,535  $  1,073,610  $ 10,468,022
====================================================================================================================
Accumulation units outstanding                                            241,424,864     1,184,141    10,127,452
====================================================================================================================
Net asset value per accumulation unit                                    $       1.78  $       0.91  $       1.03
====================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 53

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                                    FSB          FEG          FSC          FGC
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $   120,433  $   733,375  $21,826,896  $ 1,319,441
                                                                         -----------------------------------------------------------
   at market value                                                       $   110,913  $   680,251  $15,823,631  $ 1,290,219
Dividends receivable                                                              --          541    3,515,432           --
Accounts receivable from IDS Life for contract purchase payments               2,780        4,184       38,513       10,848
Receivable from mutual funds and portfolios for share redemptions                 71          463       11,431          799
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                 113,764      685,439   19,389,007    1,301,866
====================================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                                 71          463       11,430          799
   Contract terminations                                                          --           --           --           --
Payable to mutual funds and portfolios for investments purchased               2,780        4,725    3,553,946       10,848
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                              2,851        5,188    3,565,376       11,647
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $   110,913  $   680,251  $15,823,631  $ 1,290,219
====================================================================================================================================
Accumulation units outstanding                                               114,256      694,763   11,310,722    1,301,749
====================================================================================================================================
Net asset value per accumulation unit                                    $      0.97  $      0.98  $      1.40  $      0.99
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                         -------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                                    FMP          FOS          FRE
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $ 3,427,572  $ 1,134,838  $   257,150
                                                                         -------------------------------------------
   at market value                                                       $ 3,566,086  $ 1,058,653  $   270,326
Dividends receivable                                                          12,243           --           --
Accounts receivable from IDS Life for contract purchase payments              19,672        1,534        1,176
Receivable from mutual funds and portfolios for share redemptions              2,303          685          169
--------------------------------------------------------------------------------------------------------------------
Total assets                                                               3,600,304    1,060,872      271,671
====================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                              2,303          685          169
   Contract terminations                                                          --           --           --
Payable to mutual funds and portfolios for investments purchased              31,915        1,534        1,176
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                                             34,218        2,219        1,345
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $ 3,566,086  $ 1,058,653  $   270,326
====================================================================================================================
Accumulation units outstanding                                             3,029,401    1,199,790      233,481
====================================================================================================================
Net asset value per accumulation unit                                    $      1.18  $      0.88  $      1.16
====================================================================================================================

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                                   FSV         FIF         FIS         FSE
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $   85,408  $9,152,233  $   69,431  $  358,962
                                                                         -----------------------------------------------------------
   at market value                                                       $   92,256  $8,711,516  $   68,626  $  348,086
Dividends receivable                                                             --          --          --          --
Accounts receivable from IDS Life for contract purchase payments                181       6,270          12       1,906
Receivable from mutual funds and portfolios for share redemptions                52       6,167          48         230
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                 92,489   8,723,953      68,686     350,222
====================================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                                52       6,167          48         230
   Contract terminations                                                         --          --          --          --
Payable to mutual funds and portfolios for investments purchased                181       6,270          12       1,906
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                               233      12,437          60       2,136
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $   92,256  $8,711,516  $   68,626  $  348,086
====================================================================================================================================
Accumulation units outstanding                                               81,251   8,063,174      70,298     342,767
====================================================================================================================================
Net asset value per accumulation unit                                    $     1.14  $     1.08  $     0.98  $     1.02
====================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                         ---------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                                   FUE         FMC         FAG
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $1,200,617  $  362,977  $5,904,540
                                                                         ---------------------------------------
   at market value                                                       $1,105,891  $  392,653  $4,462,781
Dividends receivable                                                             --          --          --
Accounts receivable from IDS Life for contract purchase payments              6,156       1,673      49,032
Receivable from mutual funds and portfolios for share redemptions               730         260       2,971
----------------------------------------------------------------------------------------------------------------
Total assets                                                              1,112,777     394,586   4,514,784
================================================================================================================
LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                               730         260       2,971
   Contract terminations                                                         --          --          --
Payable to mutual funds and portfolios for investments purchased              6,156       1,673      49,032
----------------------------------------------------------------------------------------------------------------
Total liabilities                                                             6,886       1,933      52,003
----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $1,105,891  $  392,653  $4,462,781
================================================================================================================
Accumulation units outstanding                                            1,219,898     327,812   5,937,849
================================================================================================================
Net asset value per accumulation unit                                    $     0.91  $     1.20  $     0.75
================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
54 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                                   FGT         FIG         FIP         FGW
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $5,232,572  $5,488,066  $  279,386  $2,162,917
                                                                         -----------------------------------------------------------
   at market value                                                       $3,876,901  $4,782,730  $  275,666  $2,008,415
Dividends receivable                                                             --          --          --          --
Accounts receivable from IDS Life for contract purchase payments             28,463      33,543       1,493      20,279
Receivable from mutual funds and portfolios for share redemptions             2,619       3,174         185       1,241
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                              3,907,983   4,819,447     277,344   2,029,935
====================================================================================================================================
Liabilities

Payable to IDS Life for:
   Mortality and expense risk fee                                             2,619       3,174         185       1,241
   Contract terminations                                                         --          --          --          --
Payable to mutual funds and portfolios for investments purchased             28,463      33,543       1,493      20,279
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            31,082      36,717       1,678      21,520
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $3,876,901  $4,782,730  $  275,666  $2,008,415
====================================================================================================================================
Accumulation units outstanding                                            5,390,454   5,721,975     286,622   2,175,333
====================================================================================================================================
Net asset value per accumulation unit                                    $     0.72  $     0.84  $     0.96  $     0.92
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                         ---------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                                 FDS         FPH         FIN
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $2,522,936  $2,858,609  $3,826,882
                                                                         ---------------------------------------
   at market value                                                       $2,433,881  $2,523,119  $3,216,828
Dividends receivable                                                             --          --          --
Accounts receivable from IDS Life for contract purchase payments             26,558       7,153      26,082
Receivable from mutual funds and portfolios for share redemptions             1,526       1,739       2,142
----------------------------------------------------------------------------------------------------------------
Total assets                                                              2,461,965   2,532,011   3,245,052
================================================================================================================
Liabilities

Payable to IDS Life for:
   Mortality and expense risk fee                                             1,526       1,739       2,142
   Contract terminations                                                         --          --          --
Payable to mutual funds and portfolios for investments purchased             26,558       7,153      26,082
----------------------------------------------------------------------------------------------------------------
Total liabilities                                                            28,084       8,892      28,224
----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $2,433,881  $2,523,119  $3,216,828
================================================================================================================
Accumulation units outstanding                                            2,518,391   2,796,817   4,467,894
================================================================================================================
Net asset value per accumulation unit                                    $     0.97  $     0.90  $     0.72
================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                               FNO              FVS             FMI              FVA
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                            $  372,305,407  $    4,073,899  $      830,855  $      739,801
                                                                      --------------------------------------------------------------
   at market value                                                    $  372,505,272  $    3,631,022  $      843,356  $      814,032
Dividends receivable                                                              --              --              --              --
Accounts receivable from IDS Life for contract purchase payments             299,762          32,743           1,510          12,066
Receivable from mutual funds and portfolios for share redemptions            271,401           2,381             578             526
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             373,076,435       3,666,146         845,444         826,624
====================================================================================================================================
Liabilities

Payable to IDS Life for:
   Mortality and expense risk fee                                            271,401           2,381             578             526
   Contract terminations                                                          --              --              --              --
Payable to mutual funds and portfolios for investments purchased             299,762          32,743           1,510          12,066
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            571,163          35,124           2,088          12,592
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation
period                                                                $  372,505,272  $    3,631,022  $      843,356  $      814,032
====================================================================================================================================
Accumulation units outstanding                                           205,937,600       4,011,016         735,242         645,018
====================================================================================================================================
Net asset value per accumulation unit                                 $         1.81  $         0.91  $         1.15  $         1.26
====================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                         --------------------------------------------------
DECEMBER 31, 2000 (CONTINUED)                                                     FIC            FSP   VARIABLE ACCOUNT
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                               $    1,733,332  $      902,085  $3,146,280,568
                                                                         --------------------------------------------------
   at market value                                                       $    1,468,404  $      940,350  $3,265,003,779
Dividends receivable                                                                 --              --       3,960,425
Accounts receivable from IDS Life for contract purchase payments                 28,146          20,924       1,801,517
Receivable from mutual funds and portfolios for share redemptions                   946             617         634,498
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                  1,497,496         961,891   3,271,400,219
===========================================================================================================================
Liabilities

Payable to IDS Life for:
   Mortality and expense risk fee                                                   946             617       2,327,335
   Contract terminations                                                             --              --          55,084
Payable to mutual funds and portfolios for investments purchased                 28,146          20,924       4,437,414
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                29,092          21,541       6,819,833
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in accumulation period  $    1,468,404  $      940,350  $3,264,580,386
===========================================================================================================================
Accumulation units outstanding                                                1,980,589         889,813
=========================================================================================================
Net asset value per accumulation unit                                    $         0.74  $         1.06
=========================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 55

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                --------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                           U                   FEI               Y               V
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                 $ 347,499,412   $      24,529   $     794,532   $   5,321,676
Mortality and expense risk fee                                      14,485,013          22,518         128,499         752,857
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                     333,014,399           2,011         666,033       4,568,819
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                              56,955,980         273,760       7,096,121      11,011,769
   Cost of investments sold                                         31,468,446         275,677       7,384,493      11,836,905
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                             25,487,534          (1,917)       (288,372)       (825,136)
Net change in unrealized appreciation or depreciation of
investments                                                       (777,492,931)         49,345       1,074,999         986,190
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (752,005,397)         47,428         786,627         161,054
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $(418,990,998)  $      49,439   $   1,452,660   $   4,729,873
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                ------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                            IL               X               W
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                 $  58,819,246   $  41,234,632   $   3,278,053
Mortality and expense risk fee                                       3,116,827       6,414,426         506,778
----------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                      55,702,419      34,820,206       2,771,275
================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                               5,680,827      40,682,113      33,654,439
   Cost of investments sold                                          4,872,118      29,169,951      33,654,174
   -------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                808,709      11,512,162             265
Net change in unrealized appreciation or depreciation of
investments                                                       (156,344,577)   (150,311,571)           (475)
----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (155,535,868)   (138,799,409)           (210)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $ (99,833,449)  $(103,979,203)  $   2,771,065
================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                     ---------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                FBC(1)       FBD(1)      FCR(1)       FCM(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                      $    1,795   $    7,596  $   10,968   $   46,937
Mortality and expense risk fee                                             1,876        1,056         234        7,038
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                               (81)       6,540      10,734       39,899
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                   159,213       23,281      31,754    1,293,244
   Cost of investments sold                                              161,552       23,256      36,357    1,293,240
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   (2,339)          25      (4,603)           4
Net change in unrealized appreciation or depreciation of investments     (64,018)       7,819     (18,118)         108
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           (66,357)       7,844     (22,721)         112
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $  (66,438)  $   14,384  $(11,987) $      40,011
====================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                     ------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                FDE(1)      FEM(1)       FEX(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                      $    1,683   $      --   $   19,503
Mortality and expense risk fee                                             1,286         274        1,694
---------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                               397        (274)      17,809
===============================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                   298,653       8,268       58,827
   Cost of investments sold                                              296,289       9,354       60,439
   ------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    2,364      (1,086)      (1,612)
Net change in unrealized appreciation or depreciation of investments       2,359     (15,391)     (53,163)
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             4,723     (16,477)     (54,775)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $    5,120  $  (16,751)  $  (36,966)
===============================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
56 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FFI(1)       FGB(1)        FGR(1)        FIE(1)

INVESTMENT INCOME

Dividend income from mutual funds and portfolios                      $     2,213  $     1,433     $      --   $    85,907
Mortality and expense risk fee                                                350          513         9,443         1,247
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                              1,863          920        (9,443)       84,660
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                     23,564       83,941        40,668         7,675
   Cost of investments sold                                                23,329       84,407        46,277         9,213
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       235         (466)       (5,609)       (1,538)
Net change in unrealized appreciation or depreciation of investments        2,644        8,448      (913,680)     (132,389)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                              2,879        7,982      (919,289)     (133,927)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $     4,742  $     8,902   $  (928,732)  $   (49,267)
====================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                      -------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FMF(1)           FND        FIV(1)

INVESTMENT INCOME

Dividend income from mutual funds and portfolios                      $    22,412   $ 2,275,914   $     3,383
Mortality and expense risk fee                                                834       169,645         1,789
-----------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                             21,578     2,106,269         1,594
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                     13,797       324,608        19,891
   Cost of investments sold                                                14,102       321,917        20,682
   --------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      (305)        2,691          (791)
Net change in unrealized appreciation or depreciation of investments      (37,843)   (5,918,989)      (57,877)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            (38,148)   (5,916,298)      (58,668)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          $(16,570)  $(3,810,029)  $   (57,074)
=================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                        ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                  FSM(1)         FSA(1)         FCA(1)         FCD(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                         $ 11,432$        644,605   $     38,739       $     --
Mortality and expense risk fee                                                 933          5,569          3,302          1,919
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                              10,499        639,036         35,437         (1,919)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                      14,366         30,188         18,378          8,063
   Cost of investments sold                                                 15,317         30,414         20,210          8,381
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       (951)          (226)        (1,832)          (318)
Net change in unrealized appreciation or depreciation of investments       (12,835)    (1,125,698)      (297,445)       (13,721)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             (13,786)    (1,125,924)      (299,277)       (14,039)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $     (3,287)  $   (486,888)  $   (263,840)  $    (15,958)
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                        --------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FGI            FIR(1)           FVL

INVESTMENT INCOME

Dividend income from mutual funds and portfolios                      $ 13,322,551       $     --   $    221,311
Mortality and expense risk fee                                           4,015,010          2,014         61,660
--------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                           9,307,541         (2,014)       159,651
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                   2,402,422         12,700        348,443
   Cost of investments sold                                              1,825,867         13,463        351,096
   -----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    576,555           (763)        (2,653)
Net change in unrealized appreciation or depreciation of investments   (86,286,587)       (33,614)     1,521,164
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (85,710,032)       (34,377)     1,518,511
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $(76,402,491)  $    (36,391)  $  1,678,162
====================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 57

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FSB(1)        FEG(1)           FSC        FGC(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                      $     4,880   $       541   $ 3,515,433      $     --
Mortality and expense risk fee                                                199         1,553       104,712         2,702
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                              4,681        (1,012)    3,410,721        (2,702)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                      6,356       128,666       210,333        16,982
   Cost of investments sold                                                 6,451       129,509       208,043        16,816
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       (95)         (843)        2,290           166
Net change in unrealized appreciation or depreciation of investments       (9,520)      (53,124)   (7,007,504)      (29,222)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                             (9,615)      (53,967)   (7,005,214)      (29,056)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $    (4,934)  $   (54,979)  $(3,594,493)  $   (31,758)
====================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                      -----------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FMP(1)       FOS(1)        FRE(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                      $    12,243     $     --       $    --
Mortality and expense risk fee                                              7,053        2,086           529
---------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                              5,190       (2,086)         (529)
===============================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                     51,981       31,960        13,503
   Cost of investments sold                                                50,369       33,982        13,142
   ------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     1,612       (2,022)          361
Net change in unrealized appreciation or depreciation of investments      138,514      (76,185)       13,176
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            140,126      (78,207)       13,537
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $   145,316  $   (80,293)  $    13,008
===============================================================================================================

 (1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FSV(1)           FIF        FIS(1)        FSE(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                           $   --   $   622,380       $    --   $    10,978
Mortality and expense risk fee                                                138        56,511           146           758
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                               (138)      565,869          (146)       10,220
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                      8,767       465,642         7,893         4,776
   Cost of investments sold                                                 8,615       474,209         8,097         4,842
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       152        (8,567)         (204)          (66)
Net change in unrealized appreciation or depreciation of investments        6,848      (656,374)         (805)      (10,876)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                              7,000      (664,941)       (1,009)      (10,942)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $     6,862   $   (99,072)  $    (1,155)  $      (722)
====================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                         ---------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FUE(1)        FMC(1)       FAG(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                      $    12,932   $    11,923  $    53,143
Mortality and expense risk fee                                              2,406           694       11,153
----------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                             10,526        11,229       41,990
================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                     12,841        11,418       91,251
   Cost of investments sold                                                13,299        11,025      101,933
   -------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      (458)          393      (10,682)
Net change in unrealized appreciation or depreciation of investments      (94,726)       29,676   (1,441,759)
----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            (95,184)       30,069   (1,452,441)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $   (84,658)  $    41,298  $(1,410,451)
================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
58 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                     ---------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FGT(1)        FIG(1)        FIP(1)        FGW(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                      $    23,195   $    50,889   $     3,319     $      --
Mortality and expense risk fee                                             11,071        11,826           627         3,951
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                             12,124        39,063         2,692        (3,951)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                    111,697         2,921         6,932         3,040
   Cost of investments sold                                               121,628         2,975         6,814         2,929
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    (9,931)          (54)          118           111
Net change in unrealized appreciation or depreciation of investments   (1,355,671)     (705,336)       (3,720)     (154,502)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                         (1,365,602)     (705,390)       (3,602)     (154,391)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $(1,353,478)  $  (666,327)  $      (910)  $  (158,342)
====================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                     -------------------------------------------

PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FDS(1)           FPH        FIN(1)

INVESTMENT INCOME

Dividend income from mutual funds and portfolios                          $    --   $   168,082     $      --
Mortality and expense risk fee                                              4,504        16,885         7,696
----------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                             (4,504)      151,197        (7,696)
================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                     15,133       523,339       133,693
   Cost of investments sold                                                16,241       537,751       160,569
   -------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    (1,108)      (14,412)      (26,876)
Net change in unrealized appreciation or depreciation of investments      (89,055)     (353,695)     (610,054)
----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                            (90,163)     (368,107)     (636,930)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $   (94,667)  $  (216,910)  $  (644,626)
================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                               ---------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                               FNO            FVS(1)           FMI(1)             FVA(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios               $    33,097,945         $      --   $        22,471  $           596
Mortality and expense risk fee                                       3,946,788             7,332             2,145            1,610
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                      29,151,157            (7,332)           20,326           (1,014)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                               1,173,957            14,484           130,038          146,969
   Cost of investments sold                                            830,987            14,167           124,263          140,488
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                342,970               317             5,775            6,481
Net change in unrealized appreciation or depreciation
of investments                                                    (166,014,933)         (442,877)           12,501           74,231
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (165,671,963)         (442,560)           18,276           80,712
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     $  (136,520,806)        $(449,892)  $        38,602  $        79,698
====================================================================================================================================

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                        --------------------------------      COMBINED
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                      FIC(1)           FSP(1)   VARIABLE ACCOUNT
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                            $      --           $    --   $   511,301,412
Mortality and expense risk fee                                                  3,423             1,991        33,925,093
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                 (3,423)           (1,991)      477,376,319
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                         36,203            11,805       163,949,533
   Cost of investments sold                                                    38,777            11,976       126,416,823
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                        (2,574)             (171)       37,532,710
Net change in unrealized appreciation or depreciation of investments         (264,928)           38,265    (1,354,539,501)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               (267,502)           38,094    (1,317,006,791)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             $(270,925)          $36,103   $  (839,630,472)
====================================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 59

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                       -------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999                                                    U          FEI(1)               Y               V
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                       $         --   $         634   $     940,641   $   6,162,508
Mortality and expense risk fee                                            9,348,608           2,388         150,069         766,679
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                           (9,348,608)         (1,754)        790,572       5,395,829
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                   39,993,663           6,434       3,213,588       6,580,661
   Cost of investments sold                                              30,235,968           6,490       3,314,366       6,850,009
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   9,757,695             (56)       (100,778)       (269,348)
Net change in unrealized appreciation or depreciation of investments    724,869,085          36,421      (1,155,624)     (5,531,675)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          734,626,780          36,365      (1,256,402)     (5,801,023)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $ 725,278,172   $      34,611   $    (465,830)  $    (405,194)
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                       ---------------------------------------------
PERIOD ENDED DECEMBER 31, 1999                                                IL              X              W
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                      $   7,448,000  $  18,134,661  $   2,146,451
Mortality and expense risk fee                                            2,559,090      5,574,388        416,151
--------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                            4,888,910     12,560,273      1,730,300
====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                    4,607,322     18,745,240      8,922,156
   Cost of investments sold                                               3,679,413     14,868,592      8,922,130
   -----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     927,909      3,876,648             26
Net change in unrealized appreciation or depreciation of investments     89,942,800    119,944,554            794
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           90,870,709    123,821,202            820
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $  95,759,619  $ 136,381,475  $   1,731,120
====================================================================================================================

(1) For the period June 17, 1999 (commencement of operations) to Dec. 31, 1999.

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999 (CONTINUED)                               FND(1)              FGI          FVL(2)           FIF(2)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                 $        5,816   $    3,192,821        $     --         $     --
Mortality and expense risk fee                                            1,261        2,295,169           5,358            3,575
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                            4,555          897,652          (5,358)          (3,575)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                      244               --           5,084            2,348
   Cost of investments sold                                                 245               --           5,236            2,344
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      (1)              --            (152)               4
Net change in unrealized appreciation or depreciation
of investments                                                          133,002       82,169,165         (92,108)         215,657
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                          133,001       82,169,165         (92,260)         215,661
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $      137,556   $   83,066,817  $      (97,618)  $      212,086
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                 -----------------------------------------------       COMBINED
PERIOD ENDED DECEMBER 31, 1999 (CONTINUED)                               FPH(2)              FNO          FSC(2)  VARIABLE ACCOUNT

INVESTMENT INCOME

Dividend income from mutual funds and portfolios                       $     --   $    2,245,498  $       95,880  $   40,372,910
Mortality and expense risk fee                                            1,708        1,911,771           6,350      23,042,565
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                           (1,708)         333,727          89,530      17,330,345
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
funds and portfolios:
   Proceeds from sales                                                  171,245           14,996          20,532      82,283,513
   Cost of investments sold                                             168,854            9,702          16,890      68,080,239
   ---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   2,391            5,294           3,642      14,203,274
Net change in unrealized appreciation or depreciation
of investments                                                           18,205      139,915,127       1,004,239   1,151,469,642
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                           20,596      139,920,421       1,007,881   1,165,672,916
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $       18,888   $  140,254,148  $    1,097,411  $1,183,003,261
====================================================================================================================================

(1) For the period Nov. 1, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period May 3, 1999 (commencement of operations) to Dec. 31, 1999.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
60 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                             SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------
YEAR ENDED DECEMBER 31, 1998                               U               Y              V
INVESTMENT INCOME

Dividend income from mutual funds and portfolios  $ 127,552,190   $     651,047  $   5,482,824
Mortality and expense risk fee                        7,017,729          95,855        673,510
-----------------------------------------------------------------------------------------------
Investment income (loss)-- net                      120,534,461         555,192      4,809,314
===============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS-- NET

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                9,112,329       2,869,520      2,569,475
   Cost of investments sold                           7,404,017       2,821,030      2,534,204
   --------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               1,708,312          48,490         35,271
Net change in unrealized appreciation or
depreciation of investments                         (54,778,267)        143,444     (1,588,877)
-----------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (53,069,955)        191,934     (1,553,606)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                  $  67,464,506   $     747,126  $   3,255,708
===============================================================================================

                                                             SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------
YEAR ENDED DECEMBER 31, 1998                             IL              X              W
INVESTMENT INCOME

Dividend income from mutual funds and portfolios  $  10,109,537  $  44,064,797  $   1,502,154
Mortality and expense risk fee                        1,923,842      4,505,632        274,445
-----------------------------------------------------------------------------------------------
Investment income (loss)-- net                        8,185,695     39,559,165      1,227,709
===============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS-- NET

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                1,835,092      3,977,679     12,888,386
   Cost of investments sold                           1,688,869      3,476,801     12,888,474
   --------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 146,223        500,878            (88)
Net change in unrealized appreciation or
depreciation of investments                          27,604,400     24,071,107             50
-----------------------------------------------------------------------------------------------
Net gain (loss) on investments                       27,750,623     24,571,985            (38)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                  $  35,936,318  $  64,131,150  $   1,227,671
===============================================================================================

                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------    COMBINED
YEAR ENDED DECEMBER 31, 1998                                FGI            FNO   VARIABLE ACCOUNT
INVESTMENT INCOME

Dividend income from mutual funds and portfolios  $   2,141,220  $     962,047   $ 192,465,816
Mortality and expense risk fee                          894,291        771,763      16,157,067
-----------------------------------------------------------------------------------------------
Investment income (loss)-- net                        1,246,929        190,284     176,308,749
===============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS-- NET

Realized gain (loss) on sales of investments
in mutual funds and portfolios:
   Proceeds from sales                                  352,149            285      33,604,915
   Cost of investments sold                             309,487            297      31,123,179
   --------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                  42,662            (12)      2,481,736
Net change in unrealized appreciation or
depreciation of investments                          26,122,797     21,170,328      42,744,982
-----------------------------------------------------------------------------------------------
Net gain (loss) on investments                       26,165,459     21,170,316      45,226,718
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                  $  27,412,388  $  21,360,600   $ 221,535,467
===============================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 61

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                       U               FEI                 Y                 V
OPERATIONS

Investment income (loss)-- net                         $   333,014,399   $         2,011   $       666,033   $     4,568,819
Net realized gain (loss) on investments                     25,487,534            (1,917)         (288,372)         (825,136)
Net change in unrealized appreciation or depreciation
of investments                                            (777,492,931)           49,345         1,074,999           986,190
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                (418,990,998)           49,439         1,452,660         4,729,873
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                 142,551,130           834,271         2,934,146        12,895,202
Net transfers(1)                                            52,186,807         1,427,989        (6,381,777)       (7,039,945)
Transfers for policy loans                                 (24,554,955)          (26,130)         (128,655)         (394,956)
Policy charges                                             (41,963,705)          (95,944)       (1,132,765)       (4,991,894)
Contract terminations:
   Surrender benefits                                     (102,251,190)          (14,432)         (712,713)       (4,355,035)
   Death benefits                                           (3,753,082)               --           (38,865)         (356,059)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              22,215,005         2,125,754        (5,460,629)       (4,242,687)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,642,089,713         1,344,953        17,551,392        84,989,213
Net assets at end of year                              $ 1,245,313,720   $     3,520,146   $    13,543,423   $    85,476,399
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     211,900,458         1,384,653         8,219,277        37,532,704
Contract purchase payments                                  18,918,978           884,575         1,330,009         5,623,325
Net transfers(1)                                             6,847,078         1,518,868        (2,926,911)       (3,064,783)
Transfers for policy loans                                  (3,199,365)          (27,990)          (57,664)         (171,718)
Policy charges                                              (5,549,793)         (101,199)         (503,797)       (2,162,816)
Contract terminations:
   Surrender benefits                                      (13,323,969)          (15,688)         (332,510)       (1,965,515)
   Death benefits                                             (331,075)               --           (15,079)         (100,870)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           215,262,312         3,643,219         5,713,325        35,690,327
====================================================================================================================================

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                                      IL                 X                 W
OPERATIONS

Investment income (loss)-- net                         $    55,702,419   $    34,820,206   $     2,771,275
Net realized gain (loss) on investments                        808,709        11,512,162               265
Net change in unrealized appreciation or depreciation
of investments                                            (156,344,577)     (150,311,571)             (475)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                 (99,833,449)     (103,979,203)        2,771,065
============================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                  51,956,422        72,671,687        38,949,316
Net transfers(1)                                            31,976,752        (3,176,411)      (37,524,685)
Transfers for policy loans                                  (4,136,345)       (8,425,859)           98,516
Policy charges                                              (9,940,449)      (24,935,490)       (5,780,575)
Contract terminations:
   Surrender benefits                                      (21,634,665)      (43,969,410)       (4,308,054)
   Death benefits                                             (788,496)       (1,833,315)         (136,587)
------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              47,433,219        (9,668,798)       (8,702,069)
------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            372,434,711       722,152,290        63,121,204
Net assets at end of year                                $320,034,481$       608,504,289   $    57,190,200
============================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                     129,850,236       145,546,914        36,916,076
Contract purchase payments                                  20,834,989        14,611,983        22,249,200
Net transfers(1)                                            12,112,801          (612,950)      (13,458,135)
Transfers for policy loans                                  (1,670,342)       (1,682,213)       (8,015,598)
Policy charges                                              (3,982,378)       (5,001,933)       (3,292,338)
Contract terminations:
   Surrender benefits                                       (8,673,455)       (8,949,062)       (2,525,116)
   Death benefits                                             (171,030)         (205,848)          (32,228)
------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           148,300,821       143,706,891        31,841,861
============================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
62 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                      ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FBC(1)        FBD(1)        FCR(1)        FCM(1)
OPERATIONS

Investment income (loss)-- net                                        $       (81)  $     6,540   $    10,734   $    39,899
Net realized gain (loss) on investments                                    (2,339)           25        (4,603)            4
Net change in unrealized appreciation or depreciation of investments      (64,018)        7,819       (18,118)          108
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (66,438)       14,384       (11,987)       40,011
===============================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                104,200       140,996        22,419     2,264,370
Net transfers(2)                                                          806,839       465,028        89,950     1,961,253
Transfers for policy loans                                                     --            --            --       (40,922)
Policy charges                                                            (11,755)      (10,235)       (2,521)     (127,957)
Contract terminations:
   Surrender benefits                                                        (337)          (18)          (93)           (7)
   Death benefits                                                              --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            898,947       595,771       109,755     4,056,737
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $   832,509   $   610,155   $    97,768   $ 4,096,748
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                         --            --            --            --
Contract purchase payments                                                110,495       134,318        24,103     2,215,212
Net transfers(2)                                                          834,993       443,788        93,746     1,923,699
Transfers for policy loans                                                     --            --            --       (40,022)
Policy charges                                                            (12,448)       (9,634)       (2,764)     (125,107)
Contract terminations:
   Surrender benefits                                                        (378)         (107)          (92)           (6)
   Death benefits                                                              --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          932,662       568,365       114,993     3,973,776
===============================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FDE(1)        FEM(1)        FEX(1)
OPERATIONS

Investment income (loss)-- net                                        $       397   $      (274)  $    17,809
Net realized gain (loss) on investments                                     2,364        (1,086)       (1,612)
Net change in unrealized appreciation or depreciation of investments        2,359       (15,391)      (53,163)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             5,120       (16,751)      (36,966)
================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                 70,369        18,219       114,245
Net transfers(2)                                                          146,828       110,002       678,697
Transfers for policy loans                                                 50,111            --        (1,409)
Policy charges                                                             (3,256)       (1,703)       (9,209)
Contract terminations:
   Surrender benefits                                                          --          (316)           --
   Death benefits                                                              --            --            --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            264,052       126,202       782,324
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                --            --            --
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $   269,172   $   109,451   $   745,358
================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                         --            --            --
Contract purchase payments                                                 71,190        21,321       118,277
Net transfers(2)                                                          153,556       122,228       697,062
Transfers for policy loans                                                 51,472            --        (1,521)
Policy charges                                                             (3,366)       (2,006)       (9,626)
Contract terminations:
   Surrender benefits                                                          --          (389)           --
   Death benefits                                                              --            --            --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          272,852       141,154       804,192
================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
PROSPECTUS -- MAY 1, 2001 63

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                  FFI(1)         FGB(1)         FGR(1)         FIE(1)
OPERATIONS

Investment income (loss)-- net                                        $      1,863   $        920   $     (9,443)  $     84,660
Net realized gain (loss) on investments                                        235           (466)        (5,609)        (1,538)
Net change in unrealized appreciation or depreciation of investments         2,644          8,448       (913,680)      (132,389)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              4,742          8,902       (928,732)       (49,267)
====================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  23,744         46,076      1,263,017         86,773
Net transfers(2)                                                           103,751        189,877      4,277,184        457,372
Transfers for policy loans                                                      --        (27,478)       (10,762)        (3,394)
Policy charges                                                              (4,796)        (2,874)       (91,155)       (15,343)
Contract terminations:
   Surrender benefits                                                           --             --        (15,083)            --
   Death benefits                                                               --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             122,699        205,601      5,423,201        525,408
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $    127,441   $    214,503   $  4,494,469   $    476,141
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                          --             --             --             --
Contract purchase payments                                                  22,744         45,005      1,410,239         96,308
Net transfers(2)                                                           100,649        185,233      4,557,897        478,092
Transfers for policy loans                                                      --        (27,115)       (11,571)        (3,715)
Policy charges                                                              (4,581)        (2,802)      (101,905)       (16,660)
Contract terminations:
   Surrender benefits                                                           --             --        (19,641)            --
   Death benefits                                                               --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           118,812        200,321      5,835,019        554,025
====================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                      ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                  FMF(1)            FND         FIV(1)
OPERATIONS

Investment income (loss)-- net                                        $     21,578   $  2,106,269   $      1,594
Net realized gain (loss) on investments                                       (305)         2,691           (791)
Net change in unrealized appreciation or depreciation of investments       (37,843)    (5,918,989)       (57,877)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            (16,570)    (3,810,029)       (57,074)
===================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                  84,538     10,607,630        196,723
Net transfers(2)                                                           517,128     25,788,226        832,137
Transfers for policy loans                                                  (1,779)      (253,720)            --
Policy charges                                                             (16,771)    (1,212,450)       (18,481)
Contract terminations:
   Surrender benefits                                                           --        (91,535)           (66)
   Death benefits                                                               --       (112,606)            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             583,116     34,725,545      1,010,313
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --      2,571,268             --
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $    566,546   $ 33,486,784   $    953,239
===================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                          --      2,231,692             --
Contract purchase payments                                                  84,366      9,223,111        204,670
Net transfers(2)                                                           525,208     22,264,142        866,646
Transfers for policy loans                                                  (1,804)      (221,198)            --
Policy charges                                                             (17,235)    (1,050,928)       (19,457)
Contract terminations:
   Surrender benefits                                                           --       (191,741)           (70)
   Death benefits                                                               --             --             --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           590,535     32,255,078      1,051,789
===================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
64 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE
LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ----------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                   FSM(1)          FSA(1)          FCA(1)          FCD(1)
OPERATIONS

Investment income (loss)-- net                                            $ 10,499       $  639,036      $   35,437     $    (1,919)
Net realized gain (loss) on investments                                        (951)           (226)         (1,832)           (318)
Net change in unrealized appreciation or depreciation of investments        (12,835)     (1,125,698)       (297,445)        (13,721)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              (3,287)       (486,888)       (263,840)        (15,958)
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                  109,102         644,853         429,614         236,263
Net transfers(2)                                                            388,108       2,351,941       1,425,170         822,246
Transfers for policy loans                                                      (25)           (788)         (3,663)         (1,816)
Policy charges                                                               (5,604)        (50,986)        (28,974)        (13,759)
Contract terminations:
   Surrender benefits                                                           (52)         (9,278)           (284)           (682)
   Death benefits                                                                --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              491,529       2,935,742       1,821,863       1,042,252
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $ 488,242      $2,448,854      $1,558,023     $ 1,026,294
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                           --              --              --              --
Contract purchase payments                                                  109,354         633,604         428,470         234,139
Net transfers(2)                                                            386,429       2,254,355       1,381,301         806,285
Transfers for policy loans                                                       47            (767)         (3,435)         (1,890)
Policy charges                                                               (5,669)        (51,689)        (29,613)        (13,705)
Contract terminations:
   Surrender benefits                                                           (49)        (11,055)           (296)           (695)
   Death benefits                                                                --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            490,112       2,824,448       1,776,427       1,024,134
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                  FGI             FIR(1)           FVL
OPERATIONS

Investment income (loss)-- net                                        $   9,307,541   $      (2,014)  $     159,651
Net realized gain (loss) on investments                                     576,555            (763)         (2,653)
Net change in unrealized appreciation or depreciation of investments    (86,286,587)        (33,614)      1,521,164
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (76,402,491)        (36,391)      1,678,162
========================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                               89,412,868         234,757       2,610,913
Net transfers(2)                                                         71,447,690         886,154       3,422,828
Transfers for policy loans                                               (4,993,657)          2,229         (46,021)
Policy charges                                                          (15,504,088)        (13,139)       (290,867)
Contract terminations:
   Surrender benefits                                                   (23,606,538)             --         (43,160)
   Death benefits                                                          (684,385)             --              --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          116,071,890       1,110,001       5,653,693
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         389,883,136              --       3,136,167
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 429,552,535   $   1,073,610   $  10,468,022
========================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                  185,561,217              --       3,552,663
Contract purchase payments                                               43,192,439         255,800       2,982,264
Net transfers(2)                                                         34,206,463         940,356       4,019,467
Transfers for policy loans                                               (2,397,853)          2,273         (53,117)
Policy charges                                                           (7,416,566)        (14,288)       (317,570)
Contract terminations:
   Surrender benefits                                                   (11,572,143)             --         (56,255)
   Death benefits                                                          (148,693)             --              --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        241,424,864       1,184,141      10,127,452
========================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 65

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                  FSB(1)         FEG(1)            FSC         FGC(1)
OPERATIONS

Investment income (loss)-- net                                        $      4,681   $     (1,012)  $  3,410,721   $     (2,702)
Net realized gain (loss) on investments                                        (95)          (843)         2,290            166
Net change in unrealized appreciation or depreciation of investments        (9,520)       (53,124)    (7,007,504)       (29,222)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             (4,934)       (54,979)    (3,594,493)       (31,758)
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                  12,079        144,410      5,295,168        312,137
Net transfers(2)                                                           104,532        602,134     10,614,696      1,032,593
Transfers for policy loans                                                      --         (1,805)      (139,940)        (3,629)
Policy charges                                                                (764)        (9,498)      (526,266)       (19,073)
Contract terminations:
   Surrender benefits                                                           --            (11)       (50,167)           (51)
   Death benefits                                                               --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             115,847        735,230     15,193,491      1,321,977
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --             --      4,224,633             --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $    110,913   $    680,251   $ 15,823,631   $  1,290,219
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                          --             --      2,450,743             --
Contract purchase payments                                                  12,046        137,831      3,237,293        306,896
Net transfers(2)                                                           102,968        567,880      6,067,064      1,017,404
Transfers for policy loans                                                      --         (1,644)       (85,347)        (3,690)
Policy charges                                                                (758)        (9,292)      (318,100)       (18,796)
Contract terminations:
   Surrender benefits                                                           --            (12)       (40,931)           (65)
   Death benefits                                                               --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           114,256        694,763     11,310,722      1,301,749
====================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                      ---------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                  FMP(1)         FOS(1)         FRE(1)
OPERATIONS

Investment income (loss)-- net                                        $      5,190   $     (2,086)  $       (529)
Net realized gain (loss) on investments                                      1,612         (2,022)           361
Net change in unrealized appreciation or depreciation of investments       138,514        (76,185)        13,176
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            145,316        (80,293)        13,008
===================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                 681,806        174,926         42,843
Net transfers(2)                                                         2,779,901        985,672        218,231
Transfers for policy loans                                                  10,755         (7,967)            --
Policy charges                                                             (48,518)       (13,685)        (3,756)
Contract terminations:
   Surrender benefits                                                       (3,174)            --             --
   Death benefits                                                               --             --             --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           3,420,770      1,138,946        257,318
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --             --             --
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $  3,566,086   $  1,058,653   $    270,326
===================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                          --             --             --
Contract purchase payments                                                 603,048        186,000         38,624
Net transfers(2)                                                         2,462,748      1,037,361        198,268
Transfers for policy loans                                                   9,370         (8,778)            --
Policy charges                                                             (42,844)       (14,793)        (3,411)
Contract terminations:
   Surrender benefits                                                       (2,921)            --             --
   Death benefits                                                               --             --             --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         3,029,401      1,199,790        233,481
===================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
66 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FSV(1)           FIF        FIS(1)        FSE(1)
OPERATIONS

Investment income (loss)-- net                                        $      (138)  $   565,869   $      (146)  $    10,220
Net realized gain (loss) on investments                                       152        (8,567)         (204)          (66)
Net change in unrealized appreciation or depreciation of investments        6,848      (656,374)         (805)      (10,876)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             6,862       (99,072)       (1,155)         (722)
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                  7,718     2,687,015        33,837        47,299
Net transfers(2)                                                           78,776     3,849,292        37,301       308,114
Transfers for policy loans                                                     --       (59,752)           --          (914)
Policy charges                                                             (1,100)     (266,221)       (1,357)       (5,691)
Contract terminations:
   Surrender benefits                                                          --       (29,015)           --            --
   Death benefits                                                              --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             85,394     6,181,319        69,781       348,808
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                --     2,629,269            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $    92,256   $ 8,711,516   $    68,626   $   348,086
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                         --     2,354,573            --            --
Contract purchase payments                                                  7,655     2,491,291        34,285        46,679
Net transfers(2)                                                           74,618     3,547,993        37,408       302,704
Transfers for policy loans                                                     --       (55,483)           --          (950)
Policy charges                                                             (1,022)     (240,329)       (1,395)       (5,666)
Contract terminations:
   Surrender benefits                                                          --       (34,871)           --            --
   Death benefits                                                              --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                           81,251     8,063,174        70,298       342,767
====================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FUE(1)        FMC(1)        FAG(1)
OPERATIONS

Investment income (loss)-- net                                        $    10,526   $    11,229   $    41,990
Net realized gain (loss) on investments                                      (458)          393       (10,682)
Net change in unrealized appreciation or depreciation of investments      (94,726)       29,676    (1,441,759)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (84,658)       41,298    (1,410,451)
================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                338,801        48,033     1,283,945
Net transfers(2)                                                          871,469       308,060     4,727,380
Transfers for policy loans                                                 (3,385)           --       (43,688)
Policy charges                                                            (16,250)       (4,738)      (94,133)
Contract terminations:
   Surrender benefits                                                         (86)           --          (272)
   Death benefits                                                              --            --            --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          1,190,549       351,355     5,873,232
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                --            --            --
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 1,105,891   $   392,653   $ 4,462,781
================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                         --            --            --
Contract purchase payments                                                351,861        43,992     1,362,241
Net transfers(2)                                                          888,546       288,158     4,729,084
Transfers for policy loans                                                 (3,390)           --       (50,148)
Policy charges                                                            (17,023)       (4,338)     (103,008)
Contract terminations:
   Surrender benefits                                                         (96)           --          (320)
   Death benefits                                                              --            --            --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        1,219,898       327,812     5,937,849
================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 67

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                      --------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FGT(1)        FIG(1)        FIP(1)        FGW(1)
OPERATIONS

Investment income (loss)-- net                                        $    12,124   $    39,063   $     2,692   $    (3,951)
Net realized gain (loss) on investments                                    (9,931)          (54)          118           111
Net change in unrealized appreciation or depreciation of investments   (1,355,671)     (705,336)       (3,720)     (154,502)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (1,353,478)     (666,327)         (910)     (158,342)
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                              1,060,032     1,075,188        29,408       407,460
Net transfers(2)                                                        4,276,308     4,468,983       251,551     1,790,022
Transfers for policy loans                                                (19,180)      (18,478)           --        (2,634)
Policy charges                                                            (67,251)      (71,250)       (4,383)      (27,775)
Contract terminations:
   Surrender benefits                                                     (19,530)       (5,386)           --          (316)
   Death benefits                                                              --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          5,230,379     5,449,057       276,576     2,166,757
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 3,876,901   $ 4,782,730   $   275,666   $ 2,008,415
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                         --            --            --            --
Contract purchase payments                                              1,155,286     1,147,782        30,665       413,644
Net transfers(2)                                                        4,358,020     4,679,189       260,560     1,793,494
Transfers for policy loans                                                (21,981)      (20,692)           --        (3,106)
Policy charges                                                            (74,715)      (78,070)       (4,603)      (28,397)
Contract terminations:
   Surrender benefits                                                     (26,156)       (6,234)           --          (302)
   Death benefits                                                              --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        5,390,454     5,721,975       286,622     2,175,333
====================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                      ------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 FDS(1)           FPH        FIN(1)
OPERATIONS

Investment income (loss)-- net                                        $    (4,504)  $   151,197   $    (7,696)
Net realized gain (loss) on investments                                    (1,108)      (14,412)      (26,876)
Net change in unrealized appreciation or depreciation of investments      (89,055)     (353,695)     (610,054)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           (94,667)     (216,910)     (644,626)
================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                                427,490       745,173     1,197,925
Net transfers(2)                                                        2,141,554     1,174,500     2,740,150
Transfers for policy loans                                                (11,105)      (23,280)      (12,394)
Policy charges                                                            (29,299)      (91,968)      (57,511)
Contract terminations:
   Surrender benefits                                                         (92)       (3,890)       (6,716)
   Death benefits                                                              --            --            --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          2,528,548     1,800,535     3,861,454
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                --       939,494            --
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 2,433,881   $ 2,523,119   $ 3,216,828
================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                         --       944,282            --
Contract purchase payments                                                433,204       772,810     1,454,908
Net transfers(2)                                                        2,126,263     1,204,865     3,107,984
Transfers for policy loans                                                (10,916)      (24,735)      (14,066)
Policy charges                                                            (30,064)      (94,994)      (71,309)
Contract terminations:
   Surrender benefits                                                         (96)       (5,411)       (9,623)
   Death benefits                                                              --            --            --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        2,518,391     2,796,817     4,467,894
================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
68 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                            FNO            FVS(1)            FMI(1)            FVA(1)
OPERATIONS

Investment income (loss)-- net                            $    29,151,157   $        (7,332)  $        20,326   $        (1,014)
Net realized gain (loss) on investments                           342,970               317             5,775             6,481
Net change in unrealized appreciation or depreciation of
investments                                                  (166,014,933)         (442,877)           12,501            74,231
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   (136,520,806)         (449,892)           38,602            79,698
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                     82,453,217           915,177           112,567            91,404
Net transfers(2)                                               94,530,584         3,237,698           704,522           653,502
Transfers for policy loans                                     (5,396,932)           (6,017)           (2,589)              236
Policy charges                                                (13,610,203)          (63,802)           (9,746)           (9,216)
Contract terminations:
   Surrender benefits                                         (25,064,150)           (2,142)               --            (1,592)
   Death benefits                                                (572,987)               --                --                --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                132,339,529         4,080,914           804,754           734,334
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               376,686,549                --                --                --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $   372,505,272   $     3,631,022   $       843,356   $       814,032
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                        152,538,827                --                --                --
Contract purchase payments                                     33,862,901           915,898           101,290            79,089
Net transfers(2)                                               37,583,927         3,167,715           645,178           575,087
Transfers for policy loans                                     (2,185,599)           (5,859)           (2,381)              176
Policy charges                                                 (5,537,973)          (64,432)           (8,845)           (7,937)
Contract terminations:
   Surrender benefits                                         (10,250,136)           (2,306)               --            (1,397)
   Death benefits                                                 (74,347)               --                --                --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              205,937,600         4,011,016           735,242           645,018
====================================================================================================================================

                                                             SEGREGATED ASSET SUBACCOUNTS
                                                          ----------------------------------      COMBINED
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                         FIC(1)            FSP(1)   VARIABLE ACCOUNT
OPERATIONS

Investment income (loss)-- net                            $        (3,423)  $        (1,991)  $   477,376,319
Net realized gain (loss) on investments                            (2,574)             (171)       37,532,710
Net change in unrealized appreciation or depreciation of
investments                                                      (264,928)           38,265    (1,354,539,501)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                       (270,925)           36,103      (839,630,472)
=================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                        363,459           192,123       531,694,503
Net transfers(2)                                                1,398,021           731,728       293,254,413
Transfers for policy loans                                         (1,353)             (886)      (48,646,415)
Policy charges                                                    (20,763)          (18,644)     (121,369,606)
Contract terminations:                                                                                     --
   Surrender benefits                                                 (35)              (74)     (226,199,647)
   Death benefits                                                      --                --        (8,276,382)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  1,739,329           904,247       420,456,866
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                        --                --     3,683,753,992
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $     1,468,404   $       940,350   $ 3,264,580,386
=================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                 --                --
Contract purchase payments                                        434,894           189,329
Net transfers(2)                                                1,572,423           719,847
Transfers for policy loans                                         (1,561)             (855)
Policy charges                                                    (25,058)          (18,435)
Contract terminations:
   Surrender benefits                                                (109)              (73)
   Death benefits                                                      --                --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                1,980,589           889,813
=================================================================================================================

(1) For the period May 15, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 69

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999                                          U            FEI(1)                 Y                 V
OPERATIONS

Investment income (loss)-- net                            $    (9,348,608)  $        (1,754)  $       790,572   $     5,395,829
Net realized gain (loss) on investments                         9,757,695               (56)         (100,778)         (269,348)
Net change in unrealized appreciation or depreciation of
investments                                                   724,869,085            36,421        (1,155,624)       (5,531,675)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    725,278,172            34,611          (465,830)         (405,194)
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                    133,387,819           219,594         4,606,568        17,115,531
Net transfers(2)                                               (1,507,552)        1,105,467         3,044,087        (4,934,698)
Transfers for policy loans                                    (10,320,087)           (1,603)           68,482          (369,444)
Policy charges                                                (36,606,464)          (13,116)       (1,208,810)       (5,439,611)
Contract terminations:
   Surrender benefits                                         (54,718,453)               --        (1,057,962)       (3,511,478)
   Death benefits                                              (3,766,920)               --           (26,640)         (260,076)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 26,468,343         1,310,342         5,425,725         2,600,224
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               890,343,198                --        12,591,497        82,794,183
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 1,642,089,713   $     1,344,953   $    17,551,392   $    84,989,213
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                        205,971,122                --         5,728,665        36,389,966
Contract purchase payments                                     28,418,504           232,022         2,132,600         7,566,628
Net transfers(2)                                               (1,065,345)        1,168,177         1,392,491        (2,183,191)
Transfers for policy loans                                     (2,101,106)           (1,662)           31,635          (163,344)
Policy charges                                                 (7,772,005)          (13,884)         (561,464)       (2,406,056)
Contract terminations:
   Surrender benefits                                         (10,765,231)               --          (492,290)       (1,556,112)
   Death benefits                                                (785,481)               --           (12,360)         (115,187)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              211,900,458         1,384,653         8,219,277        37,532,704
====================================================================================================================================

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999                                     IL                X                 W
OPERATIONS

Investment income (loss)-- net                            $     4,888,910   $    12,560,273   $     1,730,300
Net realized gain (loss) on investments                           927,909         3,876,648                26
Net change in unrealized appreciation or depreciation of
investments                                                    89,942,800       119,944,554               794
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     95,759,619       136,381,475         1,731,120
================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                     46,485,029        78,106,627        28,730,316
Net transfers(2)                                               13,123,757         8,656,652         5,624,410
Transfers for policy loans                                     (2,095,542)       (6,060,644)         (214,529)
Policy charges                                                 (9,251,214)      (25,280,787)       (4,227,829)
Contract terminations:
   Surrender benefits                                         (13,568,948)      (29,024,745)       (3,173,237)
   Death benefits                                                (642,725)       (2,288,733)          (87,071)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 34,050,357        24,108,370        26,652,060
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               242,624,735       561,662,445        34,738,024
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $   372,434,711   $   722,152,290   $    63,121,204
================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                        114,891,933       139,808,650        21,082,168
Contract purchase payments                                     20,399,076        18,261,509        17,114,443
Net transfers(2)                                                5,576,311         2,005,592         3,296,070
Transfers for policy loans                                       (914,316)       (1,404,729)         (123,093)
Policy charges                                                 (4,064,907)       (5,909,528)       (2,516,618)
Contract terminations:
   Surrender benefits                                          (5,752,569)       (6,680,324)       (1,882,111)
   Death benefits                                                (285,292)         (534,256)          (54,783)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              129,850,236       145,546,914        36,916,076
================================================================================================================

(1) For the period June 17, 1999 (commencement of operations) to Dec. 31, 1999.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
70 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 1999 (CONTINUED)                     FND(1)            FGI             FVL(2)               FIF(2)
OPERATIONS

Investment income (loss)-- net                         $         4,555   $       897,652   $        (5,358)  $        (3,575)
Net realized gain (loss) on investments                             (1)               --              (152)                4
Net change in unrealized appreciation or depreciation
of investments                                                 133,002        82,169,165           (92,108)          215,657
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                     137,556        83,066,817           (97,618)          212,086
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                     118,620        66,735,825           577,584           383,289
Net transfers(3)                                             2,347,944       102,414,630         2,724,001         2,065,584
Transfers for policy loans                                     (21,099)       (1,732,626)           (8,531)           (6,529)
Policy charges                                                 (11,753)      (10,168,519)          (40,814)          (25,161)
Contract terminations:
   Surrender benefits                                               --       (11,787,739)          (18,455)               --
   Death benefits                                                   --          (387,767)               --                --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               2,433,712       145,073,804         3,233,785         2,417,183
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --       161,742,515                --                --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $     2,571,268   $   389,883,136   $     3,136,167   $     2,629,269
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                              --       102,425,500                --                --
Contract purchase payments                                     108,601        38,132,462           641,844           373,226
Net transfers(3)                                             2,152,171        58,551,273         2,987,395         2,012,241
Transfers for policy loans                                     (18,420)         (976,717)           (9,499)           (6,412)
Policy charges                                                 (10,660)       (5,804,932)          (45,259)          (24,482)
Contract terminations:
   Surrender benefits                                               --        (6,544,476)          (21,818)               --
   Death benefits                                                   --          (221,893)               --                --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             2,231,692       185,561,217         3,552,663         2,354,573
====================================================================================================================================

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------       COMBINED
PERIOD ENDED DECEMBER 31, 1999 (CONTINUED)                       FPH(2)            FNO           FSC(2)       VARIABLE ACCOUNT
OPERATIONS

Investment income (loss)-- net                         $        (1,708)  $       333,727   $        89,530   $    17,330,345
Net realized gain (loss) on investments                          2,391             5,294             3,642        14,203,274
Net change in unrealized appreciation or depreciation
of investments                                                  18,205       139,915,127         1,004,239     1,151,469,642
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                      18,888       140,254,148         1,097,411     1,183,003,261
====================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                                     170,255        53,441,061           522,647       430,600,765
Net transfers(3)                                               762,044        67,841,939         2,652,310       205,920,575
Transfers for policy loans                                      (1,541)       (1,595,377)           (6,585)      (22,365,655)
Policy charges                                                 (10,152)       (7,804,283)          (41,150)     (100,129,663)
Contract terminations:
   Surrender benefits                                               --       (11,315,549)               --      (128,176,566)
   Death benefits                                                   --          (260,939)               --        (7,720,871)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 920,606       100,306,852         3,127,222       378,128,585
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     --       136,125,549                --     2,122,622,146
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $       939,494   $   376,686,549   $     4,224,633   $ 3,683,753,992
====================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                              --        92,520,119                --
Contract purchase payments                                     174,672        31,989,524           389,191
Net transfers(3)                                               781,573        40,098,196         2,097,477
Transfers for policy loans                                      (1,549)         (929,699)           (4,861)
Policy charges                                                 (10,414)       (4,653,440)          (31,064)
Contract terminations:
   Surrender benefits                                               --        (6,321,827)               --
   Death benefits                                                   --          (164,046)               --
------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               944,282       152,538,827         2,450,743
============================================================================================================

(1) For the period Nov. 1, 1999 (commencement of operations) to Dec. 31, 1999.
(2) For the period May 3, 1999 (commencement of operations) to Dec. 31, 1999.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 71

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------
YEAR ENDED DECEMBER 31, 1998                                   U                 Y                 V
OPERATIONS

Investment income (loss)-- net                   $   120,534,461   $       555,192   $     4,809,314
Net realized gain (loss) on investments                1,708,312            48,490            35,271
Net change in unrealized appreciation or
depreciation of investments                          (54,778,267)          143,444        (1,588,877)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       67,464,506           747,126         3,255,708
========================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                           131,410,140         3,068,352        16,568,072
Net transfers(1)                                      34,512,161            53,255         4,116,034
Transfers for policy loans                            (9,132,065)          (80,357)         (674,976)
Policy charges                                       (33,270,686)         (899,151)       (4,896,101)
Contract terminations:
   Surrender benefits                                (23,336,785)         (327,256)       (1,937,895)
   Death benefits                                     (2,020,055)          (72,670)         (233,686)
--------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        98,162,710         1,742,173        12,941,448
--------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      724,715,982        10,102,198        66,597,027
--------------------------------------------------------------------------------------------------------
Net assets at end of year                        $   890,343,198   $    12,591,497   $    82,794,183
========================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               181,225,095         4,935,518        30,615,038
Contract purchase payments                            33,079,510         1,443,628         7,413,809
Net transfers(1)                                       8,570,310              (294)        1,826,332
Transfers for policy loans                            (2,227,458)          (37,323)         (301,509)
Policy charges                                        (8,392,023)         (423,666)       (2,191,418)
Contract terminations:
   Surrender benefits                                 (5,791,106)         (154,579)         (867,738)
   Death benefits                                       (493,206)          (34,619)         (104,548)
--------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     205,971,122         5,728,665        36,389,966
========================================================================================================

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------
YEAR ENDED DECEMBER 31, 1998                              IL                 X                 W
OPERATIONS

Investment income (loss)-- net                   $     8,185,695   $    39,559,165   $     1,227,709
Net realized gain (loss) on investments                  146,223           500,878               (88)
Net change in unrealized appreciation or
depreciation of investments                           27,604,400        24,071,107                50
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       35,936,318        64,131,150         1,227,671
========================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                            43,374,689        77,494,858        22,533,012
Net transfers(1)                                      14,647,773        18,929,696       (12,918,560)
Transfers for policy loans                            (2,119,714)       (4,854,390)          (55,561)
Policy charges                                        (8,039,269)      (23,227,333)       (3,021,126)
Contract terminations:
   Surrender benefits                                 (5,022,065)      (15,414,416)       (1,277,678)
   Death benefits                                       (398,029)       (1,378,719)          (20,106)
--------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        42,443,385        51,549,696         5,239,981
--------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      164,245,032       445,981,599        28,270,372
--------------------------------------------------------------------------------------------------------
Net assets at end of year                        $   242,624,735   $   561,662,445   $    34,738,024
========================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                93,664,100       125,875,176        17,863,880
Contract purchase payments                            21,932,881        20,914,302        13,938,851
Net transfers(1)                                       7,154,080         5,128,103        (8,013,780)
Transfers for policy loans                            (1,072,377)       (1,313,581)          (34,006)
Policy charges                                        (4,060,677)       (6,275,456)       (1,868,460)
Contract terminations:
   Surrender benefits                                 (2,527,911)       (4,147,133)         (791,849)
   Death benefits                                       (198,163)         (372,761)          (12,468)
--------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     114,891,933       139,808,650        21,082,168
========================================================================================================

                                                    SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------     COMBINED
YEAR ENDED DECEMBER 31, 1998                              FGI               FNO       VARIABLE ACCOUNT
OPERATIONS

Investment income (loss)-- net                   $     1,246,929   $       190,284   $   176,308,749
Net realized gain (loss) on investments                   42,662               (12)        2,481,736
Net change in unrealized appreciation or
depreciation of investments                           26,122,797        21,170,328        42,744,982
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       27,412,388        21,360,600       221,535,467
========================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                            38,889,216        33,203,965       366,542,304
Net transfers(1)                                      51,456,625        38,403,499       149,200,483
Transfers for policy loans                              (594,550)         (793,889)      (18,305,502)
Policy charges                                        (5,030,171)       (4,074,024)      (82,457,861
Contract terminations:
   Surrender benefits                                 (1,558,456)       (1,507,870)      (50,382,421)
   Death benefits                                       (120,690)          (87,018)       (4,330,973)
--------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        83,041,974        65,144,663       360,266,030
--------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       51,288,153        49,620,286     1,540,820,649
--------------------------------------------------------------------------------------------------------
Net assets at end of year                        $   161,742,515   $   136,125,549   $ 2,122,622,146
========================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                41,101,142        41,573,554
Contract purchase payments                            28,706,679        26,100,519
Net transfers(1)                                      37,992,736        29,942,354
Transfers for policy loans                              (441,852)         (628,537)
Policy charges                                        (3,704,506)       (3,213,466)
Contract terminations:
   Surrender benefits                                 (1,141,804)       (1,184,846)
   Death benefits                                        (86,895)          (69,459)
------------------------------------------------------------------------------------
Units outstanding at end of year                     102,425,500        92,520,119
====================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
72 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life Variable Life Separate Account (the Variable Account) was established under Minnesota law on Oct. 16, 1985 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Variable Account commenced on Jan. 20, 1986.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP-Registered Trademark- Variable Portfolio - Global Bond Fund, Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio and Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio), open-end management investment companies and have the following investment managers.

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES OF                                            INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
U              IDS Life Series Fund - Equity Portfolio                                     IDS Life Insurance Company(1)

FEI            IDS Life Series Fund - Equity Income Portfolio                              IDS Life Insurance Company(1)

Y              IDS Life Series Fund - Government Securities Portfolio                      IDS Life Insurance Company(1)

V              IDS Life Series Fund - Income Portfolio                                     IDS Life Insurance Company(1)

IL             IDS Life Series Fund - International Equity Portfolio                       IDS Life Insurance Company(1)

X              IDS Life Series Fund - Managed Portfolio                                    IDS Life Insurance Company(1)

W              IDS Life Series Fund - Money Market Portfolio                               IDS Life Insurance Company(1)

FBC            AXP-Registered Trademark- Variable Portfolio - Blue Chip Advantage Fund     IDS Life Insurance Company(1)

FBD            AXP-Registered Trademark- Variable Portfolio - Bond Fund                    IDS Life Insurance Company(1)

FCR            AXP-Registered Trademark- Variable Portfolio - Capital Resource Fund        IDS Life Insurance Company(1)

FCM            AXP-Registered Trademark- Variable Portfolio - Cash Management Fund         IDS Life Insurance Company(1)

FDE            AXP-Registered Trademark- Variable Portfolio - Diversified Equity
               Income Fund                                                                 IDS Life Insurance Company(1)

FEM            AXP-Registered Trademark- Variable Portfolio - Emerging Markets Fund        IDS Life Insurance Company(2)

FEX            AXP-Registered Trademark- Variable Portfolio - Extra Income Fund            IDS Life Insurance Company(1)

FFI            AXP-Registered Trademark- Variable Portfolio - Federal Income Fund          IDS Life Insurance Company(1)

FGB            AXP-Registered Trademark- Variable Portfolio - Global Bond Fund             IDS Life Insurance Company(1)

FGR            AXP-Registered Trademark- Variable Portfolio - Growth Fund                  IDS Life Insurance Company(1)

FIE            AXP-Registered Trademark- Variable Portfolio - International Fund           IDS Life Insurance Company(2)

FMF            AXP-Registered Trademark- Variable Portfolio - Managed Fund                 IDS Life Insurance Company(1)

FND            AXP-Registered Trademark- Variable Portfolio - New Dimensions
               Fund-Registered Trademark-                                                  IDS Life Insurance Company(1)

FIV            AXP-Registered Trademark- Variable Portfolio - S&P 500 Index Fund           IDS Life Insurance Company(1)

FSM            AXP-Registered Trademark- Variable Portfolio - Small Cap Advantage Fund     IDS Life Insurance Company(3)

FSA            AXP-Registered Trademark- Variable Portfolio - Strategy Aggressive Fund     IDS Life Insurance Company(1)

FCA            AIM V.I. Capital Appreciation Fund                                          A I M Advisors, Inc.

FCD            AIM V.I. Capital Development Fund                                           A I M Advisors, Inc.

FGI            AIM V.I. Growth and Income Fund                                             A I M Advisors, Inc.

FIR            American Century VP International                                           American Century Investment
                                                                                           Management, Inc.

FVL            American Century VP Value                                                   American Century Investment
                                                                                           Management, Inc.

FSB            Calvert Variable Series, Inc. Social Balanced Portfolio                     Calvert Asset Management Company, Inc.(4)

FEG            Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio

               (previously Warburg Pincus Trust - Emerging Growth Portfolio)               Credit Suisse Asset Management, LLC

FSC            Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio

               (previously Warburg Pincus Trust - Small Company Growth Portfolio)          Credit Suisse Asset Management, LLC

FGC            Fidelity VIP III Growth & Income Portfolio (Service Class)                  Fidelity Management & Research
                                                                                           Company (FMR)(5)

FMP            Fidelity VIP III Mid Cap Portfolio (Service Class)                          Fidelity Management & Research
                                                                                           Company (FMR)(5)

FOS            Fidelity VIP Overseas Portfolio (Service Class)                             Fidelity Management & Research
                                                                                           Company (FMR)(6)

FRE            FTVIPT Franklin Real Estate Fund - Class 2                                  Franklin Advisers, Inc.

FSV            FTVIPT Franklin Value Securities Fund - Class 2                             Franklin Advisory Services, LLC

FIF            FTVIPT Templeton International Securities Fund - Class 2                    Templeton Investment Counsel, LLC

FIS            FTVIPT Templeton International Smaller Companies Fund - Class 2             Templeton Investment Counsel, LLC

FSE            Goldman Sachs VIT CORE-SM-Small Cap Equity Fund                             Goldman Sachs Asset Management

FUE            Goldman Sachs VIT CORE-SM-U.S. Equity Fund                                  Goldman Sachs Asset Management

FMC            Goldman Sachs VIT Mid Cap Value Fund                                        Goldman Sachs Asset Management

FAG            Janus Aspen Series Aggressive Growth Portfolio: Service Shares              Janus Capital

FGT            Janus Aspen Series Global Technology Portfolio: Service Shares              Janus Capital

FIG            Janus Aspen Series International Growth Portfolio: Service Shares           Janus Capital

FIP            Lazard Retirement International Equity Portfolio                            Lazard Asset Management

FGW            MFS-Registered Trademark- Investors Growth Stock Series -
               Service Class (previously MFS-Registered Trademark- Growth Series)          MFS Investment Management-Registered
                                                                                           Trademark-

FDS            MFS-Registered Trademark- New Discovery Series - Service Class              MFS Investment Management-Registered
                                                                                           Trademark-


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 73

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE
SUBACCOUNTS
--------------------------------------------------------------------------------

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES OF                                   INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
FPH            Putnam VT High Yield Fund - Class IB Shares                                 Putnam Investment Management, LLC

FIN            Putnam VT International New Opportunities Fund - Class IB Shares            Putnam Investment Management, LLC

FNO            Putnam VT New Opportunities Fund - Class IA Shares                          Putnam Investment Management, LLC

FVS            Putnam VT Vista Fund - Class IB Shares                                      Putnam Investment Management, LLC

FMI            Royce Micro-Cap Portfolio                                                   Royce & Associates, Inc.

FVA            Third Avenue Value Portfolio                                                EQSF Advisers, Inc.

FIC            Wanger International Small Cap                                              Liberty Wanger Asset Management, L.P.

FSP            Wanger U.S. Small Cap                                                       Liberty Wanger Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------

(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-investment adviser.
(3) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-investment adviser.
(4) NCM Capital Management Group, Inc. is the investment subadviser.
(5) FMR U.K. and FMR Far East are the sub-investment advisers.
(6) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as the distributor of the Flexible Premium Variable Life Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

3. MORTALITY AND EXPENSE RISK FEE AND POLICY CHARGES

IDS Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 0.9% of the average daily net assets of the subaccount. A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

IDS Life deducts a policy fee of $5 per month. The policy fee is waived for policies with an initial specified amount of $250,000 or more. This charge reimburses IDS Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies. IDS Life does not anticipate that it will make any profit on this charge. IDS Life reserves the right to change this charge in the future, but guarantees that it will never exceed $7.50 per month.


--------------------------------------------------------------------------------
74 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
4. OPTIONAL INSURANCE BENEFIT CHARGE

Each month IDS Life deducts charges for any optional insurance benefits added to the policy by rider.

5. PREMIUM EXPENSE CHARGE

IDS Life deducts a premium expense charge of 5% from each premium payment. It partially compensates IDS Life for expenses in distributing the policy, including agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

6. SURRENDER CHARGE

There are surrender charges for surrenders and lapses during the first 10 policy years and in the 10 years following an increase in specified amount. This charge is level for the first 5 years and then decreases monthly until it is zero at the end of 10 years. The surrender charge reimburses IDS Life for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially compensates IDS Life for expenses in distributing the policy, including agents' compensation, advertising and printing the prospectus and sales literature. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $18,285,051 in 2000, $19,812,217 in 1999 and $17,936,810 in 1998. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from surrender benefits paid by IDS Life.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 75

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

SUBACCOUNT        INVESTMENT                                                                          SHARES            NAV
------------------------------------------------------------------------------------------------------------------------------------
U                 IDS Life Series Fund - Equity Portfolio                                          42,578,305           $29.26

FEI               IDS Life Series Fund - Equity Income Portfolio                                      363,064             9.70

Y                 IDS Life Series Fund - Government Securities Portfolio                            1,324,559            10.20

V                 IDS Life Series Fund - Income Portfolio                                           9,111,739             9.38

IL                IDS Life Series Fund - International Equity Portfolio                            20,956,631            15.28

X                 IDS Life Series Fund - Managed Portfolio                                         32,415,436            18.78

W                 IDS Life Series Fund - Money Market Portfolio                                    56,626,750             1.00

FBC               AXP-Registered Trademark- Variable Portfolio - Blue Chip Advantage Fund              83,116             9.88

FBD               AXP-Registered Trademark- Variable Portfolio - Bond Fund                             57,903            10.37

FCR               AXP-Registered Trademark- Variable Portfolio - Capital Resource Fund                  3,625            26.57

FCM               AXP-Registered Trademark- Variable Portfolio - Cash Management Fund               4,104,553             1.00

FDE               AXP-Registered Trademark- Variable Portfolio - Diversified Equity Income Fund        26,678            10.01

FEM               AXP-Registered Trademark- Variable Portfolio - Emerging Markets Fund                 14,528             7.51

FEX               AXP-Registered Trademark- Variable Portfolio - Extra Income Fund                    104,570             6.99

FFI               AXP-Registered Trademark- Variable Portfolio - Federal Income Fund                   12,447            10.17

FGB               AXP-Registered Trademark- Variable Portfolio - Global Bond Fund                      21,962             9.74

FGR               AXP-Registered Trademark- Variable Portfolio - Growth Fund                          473,913             9.43

FIE               AXP-Registered Trademark- Variable Portfolio - International Fund                    40,937            11.50

FMF               AXP-Registered Trademark- Variable Portfolio - Managed Fund                          31,678            17.68

FND               AXP-Registered Trademark- Variable Portfolio - New Dimensions
                  Fund-Registered Trademark-                                                        1,737,816            19.21

FIV               AXP-Registered Trademark- Variable Portfolio - S&P 500 Index Fund                   104,141             9.00

FSM               AXP-Registered Trademark- Variable Portfolio - Small Cap Advantage Fund              42,781            11.20

FSA               AXP-Registered Trademark- Variable Portfolio - Strategy Aggressive Fund             193,052            12.46

FCA               AIM V.I. Capital Appreciation Fund                                                   50,520            30.84

FCD               AIM V.I. Capital Development Fund                                                    79,006            12.99

FGI               AIM V.I. Growth and Income Fund                                                  16,401,395            26.19

FIR               American Century VP International                                                   104,947            10.23

FVL               American Century VP Value                                                         1,569,419             6.67

FSB               Calvert Variable Series, Inc. Social Balanced Portfolio                              55,457             2.00

FEG               Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio

                  (previously Warburg Pincus Trust - Emerging Growth Portfolio)                        52,897            12.86

FSC               Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio

                  (previously Warburg Pincus Trust - Small Company Growth Portfolio)                  948,659            16.68

FGC               Fidelity VIP III Growth & Income Portfolio (Service Class)                           84,939            15.19

FMP               Fidelity VIP III Mid Cap Portfolio (Service Class)                                  176,364            20.22

FOS               Fidelity VIP Overseas Portfolio (Service Class)                                      53,092            19.94

FRE               FTVIPT Franklin Real Estate Fund - Class 2                                           15,572            17.36

FSV               FTVIPT Franklin Value Securities Fund - Class 2                                       9,395             9.82

FIF               FTVIPT Templeton International Securities Fund - Class 2                            466,605            18.67

FIS               FTVIPT Templeton International Smaller Companies Fund - Class 2                       6,390            10.74

FSE               Goldman Sachs VIT CORE-SM-Small Cap Equity Fund                                      33,470            10.40

FUE               Goldman Sachs VIT CORE-SM-U.S. Equity Fund                                           88,613            12.48

FMC               Goldman Sachs VIT Mid Cap Value Fund                                                 36,800            10.67

FAG               Janus Aspen Series Aggressive Growth Portfolio: Service Shares                      124,070            35.97

FGT               Janus Aspen Series Global Technology Portfolio: Service Shares                      591,893             6.55

FIG               Janus Aspen Series International Growth Portfolio: Service Shares                   156,094            30.64

FIP               Lazard Retirement International Equity Portfolio                                     22,953            12.01

FGW               MFS-Registered Trademark- Investors Growth Stock Series - Service Class
                  (previously MFS-Registered Trademark- Growth Series)                                154,732            12.98

FDS               MFS-Registered Trademark- New Discovery Series - Service Class                      146,708            16.59

FPH               Putnam VT High Yield Fund - Class IB Shares                                         281,284             8.97

FIN               Putnam VT International New Opportunities Fund - Class IB Shares                    235,320            13.67

FNO               Putnam VT New Opportunities Fund - Class IA Shares                               12,462,538            29.89

FVS               Putnam VT Vista Fund - Class IB Shares                                              185,256            19.60

FMI               Royce Micro-Cap Portfolio                                                           119,625             7.05

FVA               Third Avenue Value Portfolio                                                         53,520            15.21

FIC               Wanger International Small Cap                                                       51,541            28.49

FSP               Wanger U.S. Small Cap                                                                47,041            19.99
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
76 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                                 YEAR ENDED DEC. 31,
SUBACCOUNT        INVESTMENT                                                            2000            1999          1998
------------------------------------------------------------------------------------------------------------------------------------
U                 IDS Life Series Fund - Equity Portfolio                      $   412,053,074  $  57,885,806  $226,733,888

FEI(1)            IDS Life Series Fund - Equity Income Portfolio                     2,457,755      1,261,908            --

Y                 IDS Life Series Fund - Government Securities Portfolio             2,334,965      9,358,277     5,166,525

V                 IDS Life Series Fund - Income Portfolio                           12,281,436     13,627,497    20,320,237

IL                IDS Life Series Fund - International Equity Portfolio            109,063,529     43,509,708    52,222,291

X                 IDS Life Series Fund - Managed Portfolio                          66,044,872     55,621,786    94,424,448

W                 IDS Life Series Fund - Money Market Portfolio                     27,570,665     36,889,934    19,356,076

FBC(2)            AXP-Registered Trademark- Variable Portfolio -
                  Blue Chip Advantage Fund                                           1,047,068             --            --

FBD(2)            AXP-Registered Trademark- Variable Portfolio - Bond Fund             615,727             --            --

FCR(2)            AXP-Registered Trademark- Variable Portfolio -
                  Capital Resource Fund                                                150,789             --            --

FCM(2)            AXP-Registered Trademark- Variable Portfolio -
                  Cash Management Fund                                               5,396,307             --            --

FDE(2)            AXP-Registered Trademark- Variable Portfolio -
                  Diversified Equity Income Fund                                       560,902             --            --

FEM(2)            AXP-Registered Trademark- Variable Portfolio -
                  Emerging Markets Fund                                                133,869             --            --

FEX(2)            AXP-Registered Trademark- Variable Portfolio -
                  Extra Income Fund                                                    844,797             --            --

FFI(2)            AXP-Registered Trademark- Variable Portfolio -
                  Federal Income Fund                                                  147,325             --            --

FGB(2)            AXP-Registered Trademark- Variable Portfolio -
                  Global Bond Fund                                                     289,799             --            --

FGR(2)            AXP-Registered Trademark- Variable Portfolio - Growth Fund         5,426,694             --            --

FIE(2)            AXP-Registered Trademark- Variable Portfolio -
                  International Fund                                                   612,352             --            --

FMF(2)            AXP-Registered Trademark- Variable Portfolio - Managed Fund          612,039             --            --

FND(3)            AXP-Registered Trademark- Variable Portfolio -
                  New Dimensions Fund-Registered Trademark-                         37,157,180      2,340,938            --

FIV(2)            AXP-Registered Trademark- Variable Portfolio -
                  S&P 500 Index Fund                                                 1,016,173             --            --

FSM(2)            AXP-Registered Trademark- Variable Portfolio -
                  Small Cap Advantage Fund                                             507,405             --            --

FSA(2)            AXP-Registered Trademark- Variable Portfolio -
                  Strategy Aggressive Fund                                           3,562,181             --            --

FCA(2)            AIM V.I. Capital Appreciation Fund                                 1,875,678             --            --

FCD(2)            AIM V.I. Capital Development Fund                                  1,048,396             --            --

FGI               AIM V.I. Growth and Income Fund                                  127,781,853    145,851,660    84,722,297

FIR(2)            American Century VP International                                  1,120,687             --            --

FVL(4)            American Century VP Value                                          6,161,787      3,233,511            --

FSB(2)            Calvert Variable Series, Inc. Social Balanced Portfolio              126,884             --            --

FEG(2)            Credit Suisse Warburg Pincus Trust - Emerging Growth Portfolio

                  (previously Warburg Pincus Trust - Emerging Growth Portfolio)        862,884             --            --

FSC(4)            Credit Suisse Warburg Pincus Trust - Small Company
                  Growth Portfolio (previously Warburg Pincus Trust -
                  Small Company Growth Portfolio)                                   18,814,545      3,237,284            --

FGC(2)            Fidelity VIP III Growth & Income Portfolio (Service Class)         1,336,257             --            --

FMP(2)            Fidelity VIP III Mid Cap Portfolio (Service Class)                 3,477,941             --            --

FOS(2)            Fidelity VIP Overseas Portfolio (Service Class)                    1,168,820             --            --

FRE(2)            FTVIPT Franklin Real Estate Fund - Class 2                           270,292             --            --

FSV(2)            FTVIPT Franklin Value Securities Fund - Class 2                       94,023             --            --

FIF(4)            FTVIPT Templeton International Securities Fund - Class 2           7,212,830      2,415,956            --

FIS(2)            FTVIPT Templeton International Smaller Companies Fund -
                  Class 2                                                               77,528             --            --

FSE(2)            Goldman Sachs VIT CORESM Small Cap Equity Fund                       363,804             --            --

FUE(2)            Goldman Sachs VIT CORESM U.S. Equity Fund                          1,213,916             --            --

FMC(2)            Goldman Sachs VIT Mid Cap Value Fund                                 374,002             --            --

FAG(2)            Janus Aspen Series Aggressive Growth Portfolio:
                  Service Shares                                                     6,006,473             --            --

FGT(2)            Janus Aspen Series Global Technology Portfolio:
                  Service Shares                                                     5,354,200             --            --

FIG(2)            Janus Aspen Series International Growth Portfolio:
                  Service Shares                                                     5,491,041             --            --

FIP(2)            Lazard Retirement International Equity Portfolio                     286,200             --            --

FGW(2)            MFS-Registered Trademark- Investors Growth Stock Series -
                  Service Class (previously MFS-Registered Trademark-
                  Growth Series)                                                     2,165,846             --            --

FDS(2)            MFS-Registered Trademark- New Discovery Series -
                  Service Class                                                      2,539,177             --            --

FPH(4)            Putnam VT High Yield Fund - Class IB Shares                        2,475,071      1,090,143            --

FIN(2)            Putnam VT International New Opportunities Fund -
                  Class IB Shares                                                    3,987,451             --            --

FNO               Putnam VT New Opportunities Fund - Class IA Shares               162,664,643    100,554,450    65,398,582

FVS(2)            Putnam VT Vista Fund - Class IB Shares                             4,088,066             --            --

FMI(2)            Royce Micro-Cap Portfolio                                            955,118             --            --

FVA(2)            Third Avenue Value Portfolio                                         880,289             --            --

FIC(2)            Wanger International Small Cap                                     1,772,109             --            --

FSP(2)            Wanger U.S. Small Cap                                                914,061             --            --
------------------------------------------------------------------------------------------------------------------------------------
                  Combined Variable Account                                     $1,062,848,775   $476,878,858  $568,344,344
------------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on June 17, 1999.
(2) Operations commenced on May 15, 2000.
(3) Operations commenced on Nov. 1, 1999.
(4) Operations commenced on May 3, 1999.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 77

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE SUBACCOUNTS
--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

Year ended Dec. 31,                                2000    1999     1998     1997    1996     1995    1994     1993    1992   1991
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT U (INVESTING IN SHARES OF IDS LIFE SERIES FUND - EQUITY PORTFOLIO)
Accumulation unit value at beginning of period    $7.75    $4.32    $4.00    $3.33    $2.80   $2.04    $2.01   $1.79   $1.71   $1.04
Accumulation unit value at end of period          $5.79    $7.75    $4.32    $4.00    $3.33   $2.80    $2.04   $2.01   $1.79   $1.71
Number of accumulation units outstanding
at end of period (000 omitted)                  215,262  211,900  205,971  181,225  153,373 112,398   86,672  54,422  35,765  20,713
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEI(1) (INVESTING IN SHARES OF IDS LIFE SERIES FUND - EQUITY INCOME PORTFOLIO)
Accumulation unit value at beginning of period    $0.97    $1.00       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.97    $0.97       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    3,643    1,385       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT Y (INVESTING IN SHARES OF IDS LIFE SERIES FUND - GOVERNMENT SECURITIES PORTFOLIO)
Accumulation unit value at beginning of period    $2.14    $2.20    $2.05    $1.89    $1.89   $1.62    $1.71   $1.54   $1.46   $1.26
Accumulation unit value at end of period          $2.37    $2.14    $2.20    $2.05    $1.89   $1.89    $1.62   $1.71   $1.54   $1.46
Number of accumulation units outstanding
at end of period (000 omitted)                    5,713    8,219    5,729    4,936    4,856   3,992    3,949   3,444   2,556   1,504
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT V (INVESTING IN SHARES OF IDS LIFE SERIES FUND - INCOME PORTFOLIO)
Accumulation unit value at beginning of period    $2.26    $2.28    $2.18    $2.03    $1.98   $1.65    $1.74   $1.53   $1.41   $1.23
Accumulation unit value at end of period          $2.39    $2.26    $2.28    $2.18    $2.03   $1.98    $1.65   $1.74   $1.53   $1.41
Number of accumulation units outstanding
at end of period (000 omitted)                   35,690   37,533   36,390   30,615   26,775  21,094   16,248  13,255   8,848   6,088
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IL(2) (INVESTING IN SHARES OF IDS LIFE SERIES FUND - INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period    $2.87    $2.11    $1.75    $1.67    $1.36   $0.99    $1.00      --      --      --
Accumulation unit value at end of period          $2.16    $2.87    $2.11    $1.75    $1.67   $1.36    $0.99      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  148,301  129,850  114,892   93,664   59,453  18,303    2,582      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT X (INVESTING IN SHARES OF IDS LIFE SERIES FUND - MANAGED PORTFOLIO)
Accumulation unit value at beginning of period    $4.96    $4.02    $3.54    $3.03    $2.67   $2.27    $2.27   $1.91   $1.75   $1.34
Accumulation unit value at end of period          $4.23    $4.96    $4.02    $3.54    $3.03   $2.67    $2.27   $2.27   $1.91   $1.75
Number of accumulation units outstanding
at end of period (000 omitted)                  143,707  145,547  139,809  125,875  109,309  89,226   70,903  45,870  30,475  21,753
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT W (INVESTING IN SHARES OF IDS LIFE SERIES FUND - MONEY MARKET PORTFOLIO)
Accumulation unit value at beginning of period    $1.71    $1.65    $1.58    $1.52    $1.46   $1.40    $1.36   $1.34   $1.31   $1.25
Accumulation unit value at end of period          $1.80    $1.71    $1.65    $1.58    $1.52   $1.46    $1.40   $1.36   $1.34   $1.31
Number of accumulation units outstanding
at end of period (000 omitted)                   31,842   36,916   21,082   17,864   11,458   7,292    4,148   2,911   2,981   2,876
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBC(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.89       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      933       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FBD(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.07       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      568       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCR(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.85       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      115       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
78 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III


IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE
SUBACCOUNTS
--------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                               2000     1999     1998     1997    1996     1995     1994     1993    1992    1991
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCM(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.03       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    3,974       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDE(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLFIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.99       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      273       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEM(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.78       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      141       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEX(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.93       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      804       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FFI(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.07       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      119       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGB(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.07       --       --       --       --      --       --     --       --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      200       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGR(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.77       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    5,835       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIE(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.86       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      554       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMF(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.96       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      591       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FND(4) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - NEW DIMENSIONS FUND-REGISTERED TRADEMARK-)
Accumulation unit value at beginning of period    $1.15    $1.00       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.04    $1.15       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   32,255    2,232       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 79

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE
SUBACCOUNTS
--------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                               2000     1999     1998     1997    1996     1995     1994     1993    1992    1991
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIV(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.91       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,052       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSM(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.00       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      490       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSA(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.87       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    2,824       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCA(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.88       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,776       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FCD(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.00       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,024       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGI(5) (INVESTING IN SHARES OF AIM V.I. GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period    $2.10    $1.58    $1.25    $1.00    $1.00      --       --      --      --      --
Accumulation unit value at end of period          $1.78    $2.10    $1.58    $1.25    $1.00      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  241,425  185,561  102,426   41,101    1,289      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIR(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP INTERNATIONAL)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.91       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,184       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVL(6) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
Accumulation unit value at beginning of period    $0.88    $1.00       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.03    $0.88       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   10,127    3,553       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSB(3) (INVESTING IN SHARES OF CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.97       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      114       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FEG(3) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)
(PREVIOUSLY WARBURG PINCUS TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.98       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      695       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
80 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE
SUBACCOUNTS
--------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                               2000     1999     1998     1997    1996     1995     1994     1993    1992    1991
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSC(6) (INVESTING IN SHARES OF CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO)
(PREVIOUSLY WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO)
Accumulation unit value at beginning of period    $1.72    $1.00       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.40    $1.72       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                   11,311    2,451       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGC(3) (INVESTING IN SHARES OF FIDELITY VIP III GROWTH & Income Portfolio (Service Class))
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.99       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,302       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMP(3) (INVESTING IN SHARES OF FIDELITY VIP III MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.18       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    3,029       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FOS(3) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.88       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,200       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FRE(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.16       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      233       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSV(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.14       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       81       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIF(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period    $1.12    $1.00       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.08    $1.12       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    8,063    2,355       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIS(3) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND - CLASS 2)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.98       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                       70       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSE(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORESM SMALL CAP EQUITY FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.02       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      343       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FUE(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORESM U.S. EQUITY FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.91       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,220       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 81

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE
SUBACCOUNTS
--------------------------------------------------------------------------------
YEAR ENDED DEC. 31,                               2000     1999     1998     1997    1996     1995     1994     1993    1992    1991
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMC(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT MID CAP VALUE FUND)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.20       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      328       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FAG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.75       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    5,938       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGT(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.72       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    5,390       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.84       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    5,722       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIP(3) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.96       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      287       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FGW(3) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES - SERVICE CLASS)
(PREVIOUSLY MFS-REGISTERED TRADEMARK- GROWTH SERIES)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.92       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    2,175       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FDS(3) (INVESTING IN SHARES OF MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.97       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    2,518       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FPH(6) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period    $0.99    $1.00       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.90    $0.99       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    2,797      944       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIN(3) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.72       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    4,468       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FNO(5) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period    $2.47    $1.47    $1.19    $0.98    $1.00      --       --      --      --      --
Accumulation unit value at end of period          $1.81    $2.47    $1.47    $1.19    $0.98      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  205,938  152,539   92,520   41,574    2,406      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
82 AMERICAN EXPRESS VARIABLE UNIVERSAL LIFE III

IDS LIFE VARIABLE LIFE SEPARATE ACCOUNT - FLEXIBLE PREMIUM VARIABLE LIFE
SUBACCOUNTS
--------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                               2000     1999     1998     1997    1996     1995     1994     1993    1992    1991
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVS(3) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.91       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    4,011       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FMI(3) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.15       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      735       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FVA(3) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.26       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      645       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FIC(3) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $0.74       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                    1,981       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT FSP(3) (INVESTING IN SHARES OF WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period    $1.00       --       --       --       --      --       --      --      --      --
Accumulation unit value at end of period          $1.06       --       --       --       --      --       --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                      890       --       --       --       --      --       --      --      --      --
------------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on June 17, 1999.
(2) Operations commenced on Oct. 28, 1994.
(3) Operations commenced on May 15, 2000.
(4) Operations commenced on Nov. 1, 1999.
(5) Operations commenced on Nov. 22, 1996.
(6) Operations commenced on May 3, 1999.


--------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 83

IDS Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have  audited  the  accompanying  consolidated  balance  sheets  of IDS  Life
Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/s/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated balance sheets

December 31, ($ thousands)                                                          2000                  1999

Assets
Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $6,471,798; 1999, $7,105,743)                      $ 6,463,613           $ 7,156,292
         Available for sale, at fair value
            (amortized cost: 2000, $12,929,870; 1999, $13,703,137)                 12,399,990            13,049,549
                                                                                   ----------            ----------
                                                                                   18,863,603            20,205,841
     Mortgage loans on real estate                                                  3,738,091             3,606,377
     Policy loans                                                                     618,973               561,834
     Other investments                                                                635,880               506,797
                                                                                      -------               -------
            Total investments                                                      23,856,547            24,880,849
Cash and cash equivalents                                                             316,974                32,333
Amounts recoverable from reinsurers                                                   416,480               327,168
Amounts due from brokers                                                               15,302                   145
Other accounts receivable                                                              42,324                48,578
Accrued investment income                                                             334,928               343,449
Deferred policy acquisition costs                                                   2,951,655             2,665,175
Deferred income taxes, net                                                            136,588               216,020
Other assets                                                                           25,919                33,089
Separate account assets                                                            32,349,347            35,894,732
                                                                                   ----------            ----------
            Total assets                                                          $60,446,064           $64,441,538
                                                                                  ===========           ===========

Liabilities and stockholder's equity Liabilities:
     Future policy benefits:
         Fixed annuities                                                          $19,417,446           $20,552,159
         Universal life-type insurance                                              3,410,871             3,391,203
         Traditional life insurance                                                   232,913               226,842
         Disability income and long-term care insurance                             1,012,247               811,941
     Policy claims and other policyholders' funds                                      52,067                24,600
     Amounts due to brokers                                                           446,347               148,112
     Other liabilities                                                                459,422               579,678
Separate account liabilities                                                       32,349,347            35,894,732
                                                                                   ----------            ----------
            Total liabilities                                                      57,380,660            61,629,267
                                                                                   ----------            ----------
Commitments and contingencies
Stockholder's equity:
     Capital stock, $30 par value per share;
         100,000 shares authorized,
         issued and outstanding                                                         3,000                 3,000
     Additional paid-in capital                                                       288,327               288,327
     Accumulated other comprehensive loss, net of tax:
         Net unrealized securities losses                                            (333,734)             (411,230)
     Retained earnings                                                              3,107,811             2,932,174
                                                                                    ---------             ---------
         Total stockholder's equity                                                 3,065,404             2,812,271
                                                                                    ---------             ---------
            Total liabilities and stockholder's equity                            $60,446,064           $64,441,538
                                                                                  ===========           ===========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of income

Three years ended December 31, ($ thousands)                          2000                1999                1998

Revenues
Premiums:
     Traditional life insurance                                   $   56,187          $   53,790          $   53,132
     Disability income and long-term care insurance                  231,311             201,637             176,298
                                                                     -------             -------             -------
            Total premiums                                           287,498             255,427             229,430
     Policyholder and contractholder charges                         438,127             411,994             383,965
     Management and other fees                                       598,168             473,108             401,057
     Net investment income                                         1,730,605           1,919,573           1,986,485
     Net realized (loss) gain on investments                         (16,975)             26,608               6,902
                                                                     -------              ------               -----
            Total revenues                                         3,037,423           3,086,710           3,007,839
                                                                   ---------           ---------           ---------
Benefits and expenses
Death and other benefits:
     Traditional life insurance                                       29,042              29,819              29,835
     Universal life-type insurance and investment contracts          131,467             118,561             108,349
     Disability income and long-term care insurance                   40,246              30,622              27,414
Increase in liabilities for future policy benefits:
     Traditional life insurance                                        5,765               7,311               6,052
     Disability income and long-term care insurance                  113,239              87,620              73,305
Interest credited on universal life-type insurance
     and investment contracts                                      1,169,641           1,240,575           1,317,124
         Amortization of deferred policy acquisition costs           403,968             332,705             382,642
         Other insurance and operating expenses                      336,791             335,180             287,326
                                                                     -------             -------             -------
            Total benefits and expenses                            2,230,159           2,182,393           2,232,047
                                                                   ---------           ---------           ---------
Income before income taxes                                           807,264             904,317             775,792
Income taxes                                                         221,627             267,864             235,681
                                                                     -------             -------             -------
Net income                                                        $  585,637          $  636,453          $  540,111
                                                                  ==========          ==========          ==========
See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of stockholder's equity

                                                                                               Accumulated
                                                                                                  other
                                                    Total                      Additional      comprehensive
                                                stockholder's     Capital        paid-In      (loss) income,    Retained
Three years ended December 31, ($ thousands)       equity          stock         capital        net of tax      earnings

Balance, January 1, 1998                         $2,865,816       $3,000         $290,847      $ 226,359      $2,345,610
Comprehensive income:
     Net income                                     540,111           --               --             --         540,111
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $6,333 and taxes of $32,826             (60,964)          --               --        (60,964)             --
     Reclassification adjustment
         for losses included in net income,
         net of tax of ($2,254)                       4,189           --               --          4,189              --
                                                      -----        -----            -----          -----           -----
     Other comprehensive loss                       (56,775)          --               --        (56,775)             --
                                                    -------        -----            -----        -------           -----
Comprehensive income                                483,336           --               --             --              --
Other changes                                        (2,520)          --           (2,520)            --              --
Cash dividends to parent                           (240,000)          --               --             --        (240,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1998                        3,106,632        3,000          288,327        169,584       2,645,721
Comprehensive income:
     Net income                                     636,453           --               --             --         636,453
     Unrealized holding losses arising
         during the year, net of
         deferred policy acquisition costs
         of $28,444 and taxes of $304,936          (566,311)          --               --       (566,311)             --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $7,810                       (14,503)          --               --        (14,503)             --
                                                    -------        -----            -----        -------           -----
     Other comprehensive loss                      (580,814)          --               --       (580,814)             --
                                                   --------        -----            -----       --------           -----
Comprehensive income                                 55,639           --               --             --              --
Cash dividends to parent                           (350,000)          --               --             --        (350,000)
                                                   --------        -----            -----          -----        --------

Balance, December 31, 1999                        2,812,271        3,000          288,327       (411,230)      2,932,174
Comprehensive income:
     Net income                                     585,637           --               --             --         585,637
     Unrealized holding gains arising
         during the year, net of
         deferred policy acquisition costs
         of ($5,154) and taxes of ($46,921)          87,138           --               --         87,138              --
     Reclassification adjustment
         for gains included in net income,
         net of tax of $5,192                        (9,642)          --               --         (9,642)             --
                                                     ------        -----            -----         ------           -----
     Other comprehensive income                      77,496           --               --         77,496              --
                                                     ------        -----            -----         ------           -----
Comprehensive income                                663,133           --               --             --              --
Cash dividends to parent                           (410,000)          --               --             --        (410,000)
                                                   --------        -----            -----          -----        --------
Balance, December 31, 2000                       $3,065,404       $3,000         $288,327      $(333,734)     $3,107,811
                  === ====                       ==========       ======         ========      =========      ==========

See accompanying notes.


IDS Life Insurance Company
-------------------------------------------------------------------------------


IDS Life Insurance Company

Consolidated statements of cash flows

Years ended December 31, ($ thousands)                                      2000               1999                 1998

Cash flows from operating activities
Net income                                                            $   585,637         $   636,453           $   540,111
Adjustments to reconcile net income to
     net cash provided by operating activities:
         Policy loans, excluding universal life-type insurance:
            Issuance                                                      (61,313)            (56,153)              (53,883)
            Repayment                                                      56,088              54,105                57,902
         Change in amounts recoverable from reinsurers                    (89,312)            (64,908)              (56,544)
         Change in other accounts receivable                                6,254                (615)              (10,068)
         Change in accrued investment income                                8,521              23,125                (9,184)
         Change in deferred policy acquisition costs, net                (291,634)           (140,379)              (10,443)
         Change in liabilities for future policy benefits
            for traditional life, disability income and
            long-term care insurance                                      206,377             153,157               138,826
         Change in policy claims and other policyholders' funds            27,467             (45,709)                1,964
         Deferred income tax provision (benefit)                           37,704              79,796               (19,122)
         Change in other liabilities                                     (120,256)            169,395                64,902
         Amortization of premium, (accretion of discount), net             37,909             (17,907)                9,170
         Net realized loss (gain) on investments                           16,975             (26,608)               (6,902)
         Policyholder and contractholder charges, non-cash               (151,745)           (175,059)             (172,396)
         Other, net                                                        (9,279)             (5,324)               10,786
                                                                           ------              ------                ------
            Net cash provided by operating activities                     259,393             583,369               485,119
                                                                          -------             -------               -------

Cash flows from investing activities Fixed maturities held to maturity:
     Purchases                                                             (4,487)             (3,030)               (1,020)
     Maturities, sinking fund payments and calls                          589,742             741,949             1,162,731
     Sales                                                                 50,067              66,547               236,963
Fixed maturities available for sale:
     Purchases                                                         (1,454,010)         (3,433,128)           (4,100,238)
     Maturities, sinking fund payments and calls                        1,019,403           1,442,507             2,967,311
     Sales                                                              1,237,116           1,691,389               278,955
Other investments, excluding policy loans:
     Purchases                                                           (706,082)           (657,383)             (555,647)
     Sales                                                                435,633             406,684               579,038
Change in amounts due from brokers                                        (15,157)                182                 8,073
Change in amounts due to brokers                                          298,236             (47,294)             (186,052)
                                                                          -------             -------              --------
            Net cash provided by investing activities                   1,450,461             208,423               390,114
                                                                        ---------             -------               -------

Cash flows from financing activities
Activity related to universal life-type insurance
     and investment contracts:
         Considerations received                                        1,842,026           2,031,630             1,873,624
         Surrenders and other benefits                                 (3,974,966)         (3,669,759)           (3,792,612)
         Interest credited to account balances                          1,169,641           1,240,575             1,317,124
Universal life-type insurance policy loans:
         Issuance                                                        (134,107)           (102,239)              (97,602)
         Repayment                                                         82,193              67,881                67,000
Dividends paid                                                           (410,000)           (350,000)             (240,000)
                                                                         --------            --------              --------
            Net cash used in financing activities                      (1,425,213)           (781,912)             (872,466)
                                                                       ----------            --------              --------
Net increase in cash and cash equivalents                                 284,641               9,880                 2,767
Cash and cash equivalents at beginning of year                             32,333              22,453                19,686
                                                                           ------              ------                ------
Cash and cash equivalents at end of year                              $   316,974         $    32,333           $    22,453
                                                                      ===========         ===========           ===========
See accompanying notes


IDS Life Insurance Company
-------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

($ thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs effect and deferred taxes.

The retrospective interest method is used for income recognition on investments in structured notes and residual beneficial interests in securitized financial assets.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is  measured  as the excess of a loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company may purchase and write index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                          2000          1999          1998
Cash paid during the year for:
Income taxes                          $225,704      $214,940      $215,003
Interest on borrowings                   3,299         4,521        14,529

Recognition of profits on annuity contracts and insurance policies
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000 and 1999, unlocking adjustments resulted in a net decrease in amortization of $12,300 and $56,800, respectively. Net unlocking adjustments in 1998 were not significant.

IDS Life Insurance Company
-------------------------------------------------------------------------------

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains only 20% of the mortality risk on new variable universal life insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $41,059 and $852 receivable from, respectively, AEFC for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

IDS Life Insurance Company
-------------------------------------------------------------------------------

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The rule primarily affects certain AEFA high-yield investments contained in off-balance sheet trusts whose cash flows have been negatively effected by credit experience. As of January 1, 2001, the rule would require AEFA to adjust the carrying amount of these investments downward by approximately $30 milllion through recognition of an impairment charge.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentations.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 2000 are as follows:

                                                         Gross           Gross
                                        Amortized     unrealized      unrealized           Fair
Held to maturity                          cost           gains          losses             value
U.S. Government agency obligations     $   38,302       $  3,455      $     80         $   41,677
State and municipal obligations             7,678             16            --              7,694
Corporate bonds and obligations         5,248,517        111,466       114,330          5,245,653
Mortgage-backed securities              1,169,116          9,130         1,472          1,176,774
                                        ---------          -----         -----          ---------
                                       $6,463,613       $124,067      $115,882         $6,471,798
                                       ==========       ========      ========         ==========


                                                         Gross           Gross
                                      Amortized       unrealized      unrealized           Fair
Available for sale                      cost             gains          losses             value
U.S. Government agency obligations    $    96,408       $  6,134      $    268        $   102,274
State and municipal obligations            12,848            247            --             13,095
Corporate bonds and obligations         7,586,423        123,691       693,303          7,016,811
Mortgage-backed securities              5,234,191         57,697        24,078          5,267,810
                                        ---------         ------        ------          ---------
Total fixed maturities                 12,929,870        187,769       717,649         12,399,990
Equity securities                          11,829             --         1,496             10,333
                                           ------        -------         -----             ------
                                      $12,941,699       $187,769      $719,145        $12,410,323
                                      ===========       ========      ========        ===========


IDS Life Insurance Company
-------------------------------------------------------------------------------


The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1999 are as follows:

                                                          Gross          Gross
                                       Amortized       unrealized     unrealized            Fair
Held to maturity                         cost             gains         losses              value
U.S. Government agency obligations      $   37,613        $   236        $  2,158       $   35,691
State and municipal obligations              9,681            150              --            9,831
Corporate bonds and obligations          5,713,475         91,571         113,350        5,691,696
Mortgage-backed securities               1,395,523          4,953          31,951        1,368,525
                                         ---------          -----          ------        ---------
                                        $7,156,292        $96,910        $147,459       $7,105,743
                                        ==========        =======        ========       ==========


                                                          Gross           Gross
                                        Amortized      unrealized      unrealized           Fair
Available for sale                        cost            gains          losses             value
U.S. Government agency obligations     $    46,325        $   612        $  2,231      $    44,706
State and municipal obligations             13,226            519             191           13,554
Corporate bonds and obligations          7,960,352         60,120         560,450        7,460,022
Mortgage-backed securities               5,683,234          9,692         161,659        5,531,267
                                         ---------          -----         -------        ---------
Total fixed maturities                  13,703,137         70,943         724,531       13,049,549
Equity securities                            3,000             16              --            3,016
                                             -----             --           -----            -----
                                       $13,706,137        $70,959        $724,531      $13,052,565
                                       ===========        =======        ========      ===========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                    Amortized                Fair
Held to maturity                      cost                   value
Due from one to five years          $2,930,737            $2,935,736
Due from five to ten years           1,807,979             1,800,940
Due in more than ten years             555,781               558,348
Mortgage-backed securities           1,169,116             1,176,774
                                     ---------             ---------
                                    $6,463,613            $6,471,798
                                    ==========            ==========


                                    Amortized                Fair
Available for sale                    cost                   value
Due from one to five years         $   420,233           $   464,106
Due from five to ten years           4,675,249             4,266,932
Due in more than ten years           2,600,197             2,401,142
Mortgage-backed securities           5,234,191             5,267,810
                                     ---------             ---------
                                   $12,929,870           $12,399,990
                                   ===========           ===========

During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $53,169, $68,470 and $230,036, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively.

At December 31, 2000, bonds carried at $14,472 were on deposit with various states as required by law.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company
At December 31, 2000, investments in fixed maturities comprised 79 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.5 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                       2000                  1999
Aaa/AAA                 $ 6,559,188           $ 7,144,280
Aaa/AA                       32,001                 1,920
Aa/AA                       220,446               301,728
Aa/A                        327,147               314,168
A/A                       2,494,621             2,598,300
A/BBB                       747,636             1,014,566
Baa/BBB                   5,828,847             6,319,549
Baa/BB                      287,583               348,849
Below investment grade    2,896,014             2,816,069
                          ---------             ---------
                        $19,393,483           $20,859,429
                        ===========           ===========

At December 31, 2000, 88 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 16 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                               December 31, 2000         December 31, 1999
                          On balance   Commitments   On balance     Commitments
Region                       sheet     to purchase      sheet       to purchase
East North Central         $  691,694    $18,868     $  715,998      $ 10,380
West North Central            564,576      7,621        555,635        42,961
South Atlantic                884,723      7,667        867,838        23,317
Middle Atlantic               378,702     13,813        428,051         1,806
New England                   279,147      4,604        259,243         4,415
Pacific                       318,727        921        238,299         3,466
West South Central            173,158     28,548        144,607         4,516
East South Central             49,176      2,763         43,841            --
Mountain                      409,677     10,209        381,148         9,380
                              -------     ------        -------         -----
                            3,749,580     95,014      3,634,660       100,241
Less allowance for losses      11,489         --         28,283            --
                               ------      -----         ------         -----
                           $3,738,091    $95,014     $3,606,377      $100,241
                           ==========    =======     ==========      ========


                                  December 31, 2000     December 31, 1999
                          On balance  Commitments   On balance      Commitments
Property type                sheet    to purchase      sheet        to purchase
Department/retail stores  $1,174,763    $11,130     $1,158,712       $ 33,829
Apartments                   780,228         --        887,538         11,343
Office buildings           1,085,948     59,941        931,234         26,062
Industrial buildings         323,766     23,943        309,845          5,525
Hotels/motels                100,680         --        103,625             --
Medical buildings            128,101         --        114,045             --
Nursing/retirement homes      49,822         --         45,935             --
Mixed use                     87,537         --         66,893             --
Other                         18,735         --         16,833         23,482
                              ------      -----         ------         ------
                           3,749,580     95,014      3,634,660        100,241
Less allowance for losses     11,489         --         28,283             --
                              ------      -----         ------          -----
                          $3,738,091    $95,014     $3,606,377       $100,241
                          ==========    =======     ==========       ========

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $24,999 and $21,375, respectively, with allowances of $4,350 and $5,750, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $27,063 and $23,815, respectively.

IDS Life Insurance Company
-------------------------------------------------------------------------------

The Company recognized  $1,033,  $1,190 and $1,809 of interest income related to
impaired  loans  for  the  years  ended   December  31,  2000,   1999  and  1998
respectively.

The following table presents changes in the allowance for losses related to all loans:

                                                 2000      1999       1998
Balance, January 1                            $ 28,283    $39,795    $38,645
Provision (reduction) for investment losses    (14,894)    (9,512)     7,582
Loan payoffs                                    (1,200)      (500)      (800)
Foreclosures and writeoffs                        (700)    (1,500)    (5,632)
                                                  ----     ------     ------
Balance, December 31                           $11,489    $28,283    $39,795
                                               =======    =======    =======

At December 31, 2000, the Company had no commitments to purchase investments other than mortgage loans.

Net investment income for the years ended December 31 is summarized as follows:

                                       2000            1999             1998
Interest on fixed maturities     $1,473,560      $1,598,059       $1,676,984
Interest on mortgage loans          286,611         285,921          301,253
Other investment income               1,750          70,892           43,518
Interest on cash equivalents          8,084           5,871            5,486
                                      -----           -----            -----
                                  1,770,005       1,960,743        2,027,241
Less investment expenses             39,400          41,170           40,756
                                     ------          ------           ------
                                 $1,730,605      $1,919,573       $1,986,485
                                 ==========      ==========       ==========

Net realized (loss) gain on investments for the years ended December 31 is summarized as follows:

                           2000                1999               1998
Fixed maturities       $(34,857)            $ 8,802            $ 9,946
Mortgage loans           15,845              10,211             (5,933)
Other investments         2,037               7,596              2,889
                          -----               -----              -----
                       $(16,975)            $26,608            $ 6,902
                       ========             =======            =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                          2000            1999           1998
Fixed maturities available for sale    $99,706       $(921,778)      $(93,474)
Equity securities                       (1,428)           (142)          (203)
                                        ------            ----           ----

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. The income tax expense (benefit) for the years ended December 31 consists of the following:

                                  2000               1999               1998
Federal income taxes:
Current                        $176,397            $178,444           $244,946
Deferred                         37,704              79,796            (16,602)
                                 ------              ------            -------
                                214,101             258,240            228,344
State income taxes-current        7,526               9,624              7,337
                                  -----               -----              -----
Income tax expense             $221,627            $267,864           $235,681
                               ========            ========           ========

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                              2000                      1999                        1998
                                                     Provision      Rate       Provision      Rate         Provision      Rate
Federal income taxes based on the statutory rate      $282,542      35.0%        $316,511     35.0%         $271,527      35.0%
Tax-excluded interest and dividend income               (3,788)     (0.5)          (9,626)    (1.1)          (12,289)     (1.6)
State taxes, net of federal benefit                      4,892       0.6            6,256      0.7             4,769       0.6
Affordable housing credits                             (54,569)     (6.8)         (31,000)    (3.4)          (19,688)     (2.5)
Other, net                                              (7,450)     (0.8)         (14,277)    (1.6)           (8,638)     (1.1)
                                                        ------      ----          -------     ----            ------      ----
Total income taxes                                    $221,627      27.5%        $267,864     29.6%         $235,681      30.4%
                                                      ========      ====         ========     ====          ========      ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 2000, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
-------------------------------------------------------------------------------

IDS Life Insurance Company

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                          2000          1999
Deferred tax assets:
Policy reserves                                       $730,239      $733,647
Unrealized loss on available for sale investments      179,702       221,431
Investments, other                                      34,600         1,873
Life insurance guaranty fund assessment reserve          1,365         4,789
                                                         -----         -----
Total deferred tax assets                              945,906       961,740
                                                       -------       -------
Deferred tax liabilities:
Deferred policy acquisition costs                      796,292       740,837
Other                                                   13,026         4,883
                                                        ------         -----
Total deferred tax liabilities                         809,318       745,720
                                                       -------       -------
Net deferred tax assets                               $136,588      $216,020
                                                      ========      ========

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,527,543 as of December 31, 2000 and $1,693,356 as of December 31, 1999 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2001 in excess of approximately $344,973 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                     2000            1999            1998
Statutory net income           $  344,973      $  478,173      $  429,903
Statutory capital and surplus   1,778,306       1,978,406       1,883,405
                                ---------       ---------       ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's and its subsidiaries' stautory-basis capital and surplus as of January 1, 2001 will not be significant.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2000 and 1999. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2000, 1999 and 1998.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $250, $223 and $211 in 2000, 1999 and 1998, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $1,707, $1,906 and $1,503, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 2000, 1999 and 1998 was $1,136, $1,147 and $1,352, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $582,836, $485,177 and $411,337 for 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

IDS Life Insurance Company
-------------------------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES
At December 31, 2000, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $98,060,472, $89,271,957 and $81,074,928 respectively, of which $17,429,851, $8,281,576 and $4,912,313 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $89,506, $76,970 and $66,378 and reinsurance recovered from reinsurers amounted to $32,500, $27,816, and $20,982 for the years ended December 31, 2000, 1999 and
1998, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits

7. LINES OF CREDIT
The Company has available lines of credit with its parent aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $50,000 uncommitted at December 31, 2000 and 1999, respectively.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS Life Insurance Company
-------------------------------------------------------------------------------
The Company's holdings of derivative financial instruments are as follows:

                                  Notional or
                                   contract    Carrying      Fair   Total credit
December 31, 2000                   amount      amount       value    exposure
Assets:
     Interest rate caps           $1,500,000   $ 6,127     $  1,174    $ 1,174
     Interest rate floors          1,000,000       121          531        531
     Options purchased               265,848    44,139       51,701     51,701
     Financial futures purchased           5        --        7,209         --
Liabilities:
     Options written                 104,324    (3,098)      (4,138)        --
     Financial futures sold                7        --        9,011         --
Off balance sheet:
     Interest rate swaps           1,000,000        --      (10,942)        --
                                   ---------      ----      -------       ----
                                               $47,289     $ 54,546    $53,406
                                               =======     ========    =======

December 31, 1999 Assets:
     Interest rate caps           $2,500,000   $ 9,685     $ 12,773    $12,773
     Interest rate floors          1,000,000       602          319        319
     Options purchased               180,897    49,789       61,745     61,745
Liabilities:
     Options purchased/written        43,262    (1,677)      (2,402)        --
Off balance sheet:
     Interest rate swaps           1,267,000        --      (17,582)        --
                                   ---------      ----      -------       ----
                                               $58,399     $ 54,853    $74,837
                                               =======     ========    =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 2001 to 2003. The purchased and written options expire on various dates from 2001 to 2006.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company also uses interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 2000 related to separate accounts and mutual funds which invest in fixed income securities. Interest was reported in management and other fees.

The Company offers an annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases financial futures and purchases and writes options on the major stock market index.

The Company also writes financial futures and purchases and writes options to manage the equity market risk related to seed money the Company has invested in certain separate accounts and the underlying mutual funds.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 2000 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. At December 31, 2000, deferred gains on purchased put and written call index options were $1,005 and $449, respectively. At December 31, 1999, there were no deferred gains or losses on purchased put or written call index options.

IDS Life Insurance Company
-------------------------------------------------------------------------------

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                        2000                                      1999
                                                          Carrying                 Fair              Carrying              Fair
Financial Assets                                            value                  value               value               value
Investments:
     Fixed maturities (Note 2):
         Held to maturity                                $ 6,463,613           $ 6,471,798         $ 7,156,292        $ 7,105,743
         Available for sale                               12,399,990            12,399,990          13,049,549         13,049,549
     Mortgage loans on real estate (Note 2)                3,738,091             3,821,825           3,606,377          3,541,958
     Other:
         Equity securities (Note 2)                           10,333                10,333               3,016              3,016
         Derivative financial Instruments (Note 8)            50,387                60,615              60,076             74,837
         Other                                                 1,130                 1,130               2,258              2,258
Cash and cash equivalents (Note 1)                           316,974               316,974              32,333             32,333
Separate account assets (Note 1)                          32,349,347            32,349,347          35,894,732         35,894,732
Financial Liabilities
Future policy benefits for fixed annuities               $18,020,824           $17,479,187         $19,189,170        $18,591,859
     Derivative financial instruments (Note 8)                 3,098                 6,069               1,677             19,984
Separate account liabilities                              28,791,949            27,822,667          31,869,184         31,016,081
                                                          ----------            ----------          ----------         ----------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,300,018 and $1,270,094, respectively, and policy loans of $96,603 and $92,895, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

At December 31, 2000 and 1999, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,557,398 and $4,025,548, respectively.

IDS LIFE INSURANCE COMPANY         [AMERICAN EXPRESS LOGO]       PRSRT STD AUTO
70100 AXP FINANCIAL CENTER                                        U.S. POSTAGE
MINNEAPOLIS, MN 55474                                                 PAID
(800) 862-7919                                                      AMERICAN
                                                                     EXPRESS
americanexpress.com

                                                                S-6189 E (5/01)

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission hereto or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

The By-Laws of IDS Life Insurance Company provide that:

     The Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such Manager of Variable Annuity Funds A and B, director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

REPRESENTATIONS PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rule 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

                     CONTENTS OF THE REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

          The facing sheet.

          The prospectus consisting of 99 pages.

          The undertakings to file reports.

          The signatures.

          The following exhibits:

1. A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2 to the Registration Statement.

        (1) (a) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed electronically as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

              (b) Resolution  of Board  of  Directors  of IDS  Life  Insurance
                  Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

        (2)   Not applicable.

        (3)   (a) Not applicable.

              (b)(1)Form of Division Vice President's Employment Agreement dated
                    November 1991, filed electronically as Exhibit 3(b)1 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

                 (2)Form of  District  Manager's  Rider  to IDS  Life  Insurance
                    Company, Personal Financial Planner's Agreement dated November 1986, filed electronically as Exhibit 3(b)2 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

                 (3)Form  of  Personal  Financial   Planner's   Agreement  dated
                    November 1986, filed electronically as Exhibit 3(b)3 to Post Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

              (c) Schedules  of  Sales  Commissions  filed  electronically  as
                  Exhibit 1A.(3)(c) to Post-Effective Amendment No. 2, filed on or about May 1, 2000 is incorporated herein by reference.

        (4)   Not applicable.

        (5) (a) Flexible Premium Variable Life Insurance Policy filed with the Original Registration Statement (File No. 33- 11165) on December 31, 1986 and incorporated herein by reference.

              (b) Flexible Premium  Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

        (6)   (a) Certificate of  Incorporation  of IDS Life Insurance  Company,
                  dated  July  23,  1957,  filed   electronically  as  Exhibit
                  1.A.(6)(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

              (b) Amended  By-Laws  of  IDS  Life   Insurance   Company,   filed
                  electronically to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

        (7)   Not applicable.

        (8) (a) Form of Investment Management and Services Agreement dated December 17, 1985 between IDS Life and IDS Life Series Fund, Inc., filed electronically as Exhibit 8(a) to Post-Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.

              (b)Form of  Investment  Advisory  Agreement  dated July 11,  1984 between IDS Life and IDS Financial Services Inc. relating to the Variable Accounts, filed electronically as Exhibit 8(a)to Post-Effective Amendment No. 13, File No. 33-11165 is incorporated herein by reference.


               (c) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as
                    Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               (d) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc. and Investors Research Corporation, dated April 24, 1996, filed electronically as
                    Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

               (e) Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               (f) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               (g) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               (h) Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

               (i) Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.3 to Post-Effective Amendment No.3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               (j) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               (k) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed as
                    Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               (l) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed as
                    Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               (m) Copy of Participation Agreement Between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as
                    Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

               (n) Copy of Participation Agreement By and Among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

               (o) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

        (9)   None.

        (10) Application form for the Flexible Premium Variable Life Insurance Policy is filed electronically herewith as Exhibit 1.A.(10) to Registrant's Form S-6 Pre-Effective Amendment No. 1, File No. 333-69777.

        (11)  IDS  Life   Insurance   Company's   Description  of  Transfer  and
              Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A.(11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777.

     B. (1)   Not applicable.

        (2)   Not applicable.

     C.       Not applicable.

2.       Opinion of counsel is filed electronically herewith.

3.       Not applicable.

4.       Not applicable.

5.       Not applicable.

6.       Actuarial  opinion  of  Mark  Gorham,  F.S.A.,   M.A.A.A.,   Vice
         President,   Insurance  Product  Development  is  filed  electronically herewith.

7.       (a)      Written actuarial consent of Mark Gorham, F.S.A.,  M.A.A.A.,
                  Vice President, Insurance Product Development is filed electronically herewith.

         (b) Written auditor consent of Ernst & Young LLP is filed electronically herewith.

         (c) Power of Attorney to sign amendments to this Registration Statement dated April 25, 2001 is filed electronically herewith.

8.       (a)      Board Resolution for  establishment of 41 subaccounts  dated
                  April 25,  2000  filed  electronically  as  Exhibit 8(a) to
                  Registrant's   Post-effective   Amendment   No.   1  and  is
                  incorporated herein by reference.

         (b)      Board  Resolution  for  establishment  of  subaccount  FND, to
                  invest  in  shares  of  AXP(SM)   Variable   Portfolio  -  New
                  Dimensions Fund dated October 29, 1999.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 27th day of April, 2001.

                             IDS Life Variable Life Separate Account
                                  (Registrant)

                             By IDS Life Insurance Company
                                    (Sponsor)

                             By /s/ Timothy V. Bechtold*
                                    Timothy V. Bechtold, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2001.


Signature                          Title

/s/  Gumer C. Alvero*                         Director and Executive
------------------------------------          Vice President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Pamela J. Moret *                        Director, Chairman and
------------------------------------          Chief Executive Officer
     Pamela J. Moret

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Stuart A. Sedlacek                       Director and Executive Vice
------------------------------------          President
     Stuart A. Sedlacek

/s/  Bridget Sperl                            Executive Vice President -
------------------------------------          Client Service
     Bridget Sperl

/s/  John T. Sweeny*                          Executive Vice President -
------------------------------------          Finance
     John T. Sweeny

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                          Vice President, Treasurer and
------------------------------------          Assistant Secretary
     David L. Yowan

*Signed pursuant to Power of Attorney dated April 25, 2001 is filed electronically herewith

By:

/s/ James M. Odland
---------------------
James M. Odland

Counsel